UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 21.1%
Capital Markets - 3.4%
Goldman Sachs Group, Inc. (The)	315,000	$45,441,900
Morgan Stanley	927,500	25,144,525

		70,586,425

Commercial Banks - 6.1%
BB&T Corp.	631,200	19,087,488
Comerica, Inc.	325,300	12,393,930
US Bancorp	921,900	22,088,724
Wells Fargo & Co.	2,466,200	70,755,278

		124,325,420

Consumer Finance - 0.8%
Capital One Financial Corp.	386,300	15,954,190

Diversified Financial Services - 7.3%
Bank of America Corp.	4,740,800	74,620,192
Citigroup, Inc. (a)	3,631,500	14,380,740
JPMorgan Chase & Co.	1,523,800	60,312,004

		149,312,936

Insurance - 3.5%
ACE Ltd.	139,700	6,867,652
Allstate Corp. (The)	381,400	11,682,282
Principal Financial Group, Inc.	632,300	17,192,237
Travelers Cos., Inc. (The)	499,500	24,710,265
XL Capital Ltd.-Class A	585,000	10,301,850

		70,754,286

		430,933,257

Consumer Discretionary - 19.8%
Auto Components - 0.6%
TRW Automotive Holdings Corp. (a)	382,500	11,505,600

Automobiles - 1.5%
Ford Motor Co. (a)	2,532,800	29,709,744

Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd. (a)	376,600	10,921,400

Household Durables - 3.0%
DR Horton, Inc.	686,400	8,367,216
Fortune Brands, Inc.	41,500	1,969,175
Garmin Ltd.	656,600	22,048,628
NVR, Inc. (a)	24,000	16,446,720
Pulte Group, Inc. (a)	1,042,900	11,617,906

		60,449,645

Media - 8.8%
Cablevision Systems Corp.	506,400	12,563,784
CBS Corp.-Class B	1,180,200	17,183,712
Comcast Corp.-Class A	1,669,000	30,192,210
DIRECTV (a)	504,000	18,995,760
News Corp.-Class A	1,998,600	26,381,520
Time Warner Cable, Inc.-Class A	752,600	41,189,798
Time Warner, Inc.	1,086,100	33,658,239

		180,165,023

Multiline Retail - 0.5%
Macy’s, Inc.	467,000	10,372,070

Specialty Retail - 4.1%
Foot Locker, Inc.	540,900	8,064,819
Gap, Inc. (The)	987,600	21,529,680
Home Depot, Inc.	289,100	9,788,926
Limited Brands, Inc.	477,800	11,878,108
Office Depot, Inc. (a)	1,962,100	11,380,180
Ross Stores, Inc.	306,700	16,071,080
TJX Cos., Inc.	119,300	5,423,378

		84,136,171

Textiles, Apparel & Luxury Goods - 0.8%
Jones Apparel Group, Inc.	864,600	16,980,744

		404,240,397

Energy - 17.4%
Energy Equipment & Services - 2.1%
Ensco PLC (Sponsored ADR)	545,600	20,405,440
Rowan Cos., Inc. (a)	414,300	10,258,068
Transocean Ltd. (a)	199,800	11,342,646

		42,006,154

Oil, Gas & Consumable Fuels - 15.3%
Apache Corp.	114,200	10,225,468
Chevron Corp.	545,100	40,266,537
Cimarex Energy Co.	258,200	18,972,536
ConocoPhillips	931,100	48,286,846
Devon Energy Corp.	552,500	35,277,125
Exxon Mobil Corp.	1,017,500	61,518,050
Forest Oil Corp. (a)	519,300	13,834,152
Marathon Oil Corp.	579,000	18,001,110
Newfield Exploration Co. (a)	300,500	15,644,030
Nexen, Inc. (New York)	1,013,600	22,106,616
Occidental Petroleum Corp.	92,100	7,599,171
Valero Energy Corp.	1,125,700	21,028,076

		312,759,717

		354,765,871

Consumer Staples - 10.4%
Beverages - 0.6%
Constellation Brands, Inc.-Class A (a)	732,900	12,210,114

Food & Staples Retailing - 1.3%
Safeway, Inc.	804,300	17,807,202
Supervalu, Inc.	702,000	9,455,940

		27,263,142

Food Products - 4.5%
Archer-Daniels-Midland Co.	445,100	11,247,677
Bunge Ltd.	228,000	11,117,280
Dean Foods Co. (a)	593,200	6,317,580
Kraft Foods, Inc.-Class A	663,400	18,973,240
Sara Lee Corp.	1,402,400	19,872,008
Smithfield Foods, Inc. (a)	916,900	15,807,356
Tyson Foods, Inc.-Class A	426,100	7,490,838

		90,825,979

Household Products - 2.1%
Kimberly-Clark Corp.	70,300	4,267,210
Procter & Gamble Co. (The)	622,100	38,004,089

		42,271,299

Tobacco - 1.9%
Altria Group, Inc.	1,061,300	21,533,777

Reynolds American, Inc.	325,600	16,976,784

		38,510,561

		211,081,095

Industrials - 8.4%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	294,400	17,808,256
Raytheon Co.	121,600	6,373,056

		24,181,312

Airlines - 0.8%
Delta Air Lines, Inc. (a)	1,304,400	17,713,752

Electrical Equipment - 0.4%
Cooper Industries PLC	167,600	7,872,172

Industrial Conglomerates - 3.9%
General Electric Co.	4,435,200	72,515,520
Textron, Inc.	381,500	7,885,605

		80,401,125

Machinery - 2.0%
Ingersoll-Rand PLC	919,200	34,295,352
SPX Corp.	104,800	6,193,680

		40,489,032

Road & Rail - 0.1%
Hertz Global Holdings, Inc. (a)	116,200	1,320,032

		171,977,425

Health Care - 7.3%
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)	433,900	15,585,688

Health Care Providers & Services - 1.2%
Community Health Systems, Inc. (a)	409,000	15,942,820
UnitedHealth Group, Inc.	294,400	8,558,208

		24,501,028

Pharmaceuticals - 5.3%
AstraZeneca PLC (Sponsored ADR)	251,200	10,613,200
Merck & Co., Inc.	711,400	23,967,066
Mylan, Inc. (a)	646,000	12,558,240
Pfizer, Inc.	4,042,000	61,559,660

		108,698,166

		148,784,882

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	2,630,300	63,916,290
Verizon Communications, Inc.	101,800	2,801,536

		66,717,826

Wireless Telecommunication Services - 2.0%
Sprint Nextel Corp. (a)	5,043,100	25,871,103
Vodafone Group PLC (Sponsored ADR)	717,800	14,427,780

		40,298,883

		107,016,709

Information Technology - 4.9%
Communications Equipment - 1.8%
Motorola, Inc. (a)	3,983,400	27,286,290
Nokia Oyj (Sponsored ADR)-Class A	1,009,800	10,219,176

		37,505,466

Computers & Peripherals - 1.1%
Dell, Inc. (a)	1,027,300	13,693,909
Seagate Technology (a)	610,000	9,369,600

		23,063,509

Electronic Equipment, Instruments & Components - 1.3%
Tyco Electronics Ltd.	851,200	24,531,584
Vishay Intertechnology, Inc. (a)	83,800	758,390

		25,289,974

Internet Software & Services - 0.3%
AOL, Inc. (a)	267,600	5,520,588

IT Services - 0.1%
Accenture PLC	70,300	2,637,656

Semiconductors & Semiconductor Equipment - 0.3%
Teradyne, Inc. (a)	556,400	6,109,272

		100,126,465

Materials - 2.0%
Chemicals - 0.2%
Huntsman Corp.	430,080	4,292,198

Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc.	218,500	15,305,925
Reliance Steel & Aluminum Co.	227,500	10,444,525
Steel Dynamics, Inc.	721,000	10,577,070

		36,327,520

		40,619,718

Utilities - 1.2%
Electric Utilities - 0.3%
Edison International	172,800	5,591,808

Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	333,400	11,795,692

Multi-Utilities - 0.3%
CMS Energy Corp.	277,400	4,072,232
NiSource, Inc.	164,300	2,457,928

		6,530,160

		23,917,660

Total Common Stocks (cost $1,905,526,490)		1,993,463,479

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (b) (Cost $44,576,836)	44,576,836	44,576,836

Total Investments - 99.9% (cost $1,950,103,326) (c)		2,038,040,315
Other assets less liabilities - 0.1%		2,420,585

Net Assets - 100.0%		$2,040,460,900

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $231,831,658 and gross unrealized depreciation of investments was $(143,894,669), resulting in net unrealized appreciation of $87,936,989.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,993,463,479	$—	$—	$1,993,463,479
Short-Term Investments	44,576,836	—	—	44,576,836

Total Investments in Securities	2,038,040,315	—	—	2,038,040,315
Other Financial Instruments*	—	—	—	—

Total	$2,038,040,315	$—	$—	$2,038,040,315

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 31.1%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,963,600	$45,476,976

Computers & Peripherals - 14.4%
Apple, Inc. (a)	606,460	155,957,254
EMC Corp. (a)	2,992,800	55,725,936
Hewlett-Packard Co.	1,728,350	79,521,383

		291,204,573

Internet Software & Services - 5.4%
Google, Inc.-Class A (a)	223,590	108,481,396

IT Services - 0.8%
Visa, Inc.-Class A	219,500	15,904,970

Semiconductors & Semiconductor Equipment - 6.2%
Broadcom Corp.-Class A	740,000	25,544,800
Intel Corp.	3,466,600	74,254,572
KLA-Tencor Corp.	843,800	25,963,726

		125,763,098

Software - 2.0%
Microsoft Corp.	1,576,300	40,668,540

		627,499,553

Health Care - 15.5%
Biotechnology - 5.9%
Celgene Corp. (a)	433,300	22,860,908
Gilead Sciences, Inc. (a)	2,118,050	76,080,356
Vertex Pharmaceuticals, Inc. (a)	605,100	20,930,409

		119,871,673

Health Care Equipment & Supplies - 6.4%
Alcon, Inc.	713,450	100,225,456
Covidien PLC	689,400	29,223,666

		129,449,122

Health Care Providers & Services - 1.1%
Express Scripts, Inc.-Class A (a)	213,200	21,447,920

Pharmaceuticals - 2.1%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	763,000	41,827,660

		312,596,375

Consumer Discretionary - 15.1%
Auto Components - 1.3%
Johnson Controls, Inc.	942,000	26,875,260

Automobiles - 1.9%
Ford Motor Co. (a)	3,331,600	39,079,668

Hotels, Restaurants & Leisure - 0.6%
Hyatt Hotels Corp. (a)	272,200	11,013,212

Media - 4.6%
Comcast Corp.-Class A	2,884,300	52,176,987
News Corp.-Class A	643,400	8,492,880

Walt Disney Co. (The)	973,400	32,531,028

		93,200,895

Multiline Retail - 5.1%
Kohl’s Corp. (a)	1,067,000	54,150,250
Target Corp.	878,600	47,910,058

		102,060,308

Specialty Retail - 1.6%
Lowe’s Cos., Inc.	1,310,900	32,444,775

		304,674,118

Industrials - 10.8%
Aerospace & Defense - 0.7%
Goodrich Corp.	205,800	14,282,520

Air Freight & Logistics - 0.5%
FedEx Corp.	108,300	9,041,967

Electrical Equipment - 2.4%
Cooper Industries PLC	806,200	37,867,214
Vestas Wind Systems A/S (ADR) (a)	698,800	11,103,932

		48,971,146

Machinery - 7.2%
Danaher Corp.	693,900	55,081,782
Dover Corp.	637,900	28,635,331
Illinois Tool Works, Inc.	1,315,200	61,064,736

		144,781,849

		217,077,482

Financials - 10.5%
Capital Markets - 2.4%
Blackstone Group LP	2,625,800	27,964,770
Franklin Resources, Inc.	209,100	20,510,619

		48,475,389

Commercial Banks - 2.0%
Wells Fargo & Co.	1,354,600	38,863,474

Diversified Financial Services - 6.1%
Bank of America Corp.	103,500	1,629,090
CME Group, Inc.-Class A	88,975	28,173,934
JPMorgan Chase & Co.	2,365,600	93,630,448

		123,433,472

		210,772,335

Energy - 8.8%
Energy Equipment & Services - 5.3%
Cameron International Corp. (a)	721,300	26,111,060
Schlumberger Ltd.	1,454,935	81,694,600

		107,805,660

Oil, Gas & Consumable Fuels - 3.5%
EOG Resources, Inc.	136,000	14,258,240
Noble Energy, Inc.	414,300	24,646,707
Occidental Petroleum Corp.	176,700	14,579,517
Suncor Energy, Inc. (New York)	535,500	16,311,330

		69,795,794

		177,601,454

Consumer Staples - 5.6%
Beverages - 2.4%
PepsiCo, Inc.	760,100	47,802,689

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	878,200	51,155,150
CVS Caremark Corp.	414,800	14,364,524

		65,519,674

		113,322,363

Materials - 2.2%
Chemicals - 1.2%
Dow Chemical Co. (The)	876,000	23,573,160

Metals & Mining - 1.0%
ArcelorMittal	374,150	11,344,228
Freeport-McMoRan Copper & Gold, Inc.	144,000	10,087,200

		21,431,428

		45,004,588

Total Common Stocks (cost $1,783,155,199)		2,008,548,268

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (b) (Cost $3,890,764)	3,890,764	3,890,764

Total Investments - 99.8% (cost $1,787,045,963) (c)		2,012,439,032
Other assets less liabilities - 0.2%		4,202,552

Net Assets - 100.0%		$2,016,641,584

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $277,884,256 and gross unrealized depreciation of investments was $(52,491,187), resulting in net unrealized appreciation of $225,393,069.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt
LP	-	Limited Partnership

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,008,548,268	$—	$—	$2,008,548,268
Short-Term Investments	3,890,764	—	—	3,890,764

Total Investments in Securities	2,012,439,032	—	—	2,012,439,032
Other Financial Instruments*	—	—	—	—

Total	$2,012,439,032	$—	$—	$2,012,439,032

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Equity:Other - 39.8%
Diversified/Specialty - 35.2%
American Campus Communities, Inc.	152,200	$4,074,394
BioMed Realty Trust, Inc.	420,445	7,151,770
British Land Co. PLC	1,805,129	11,686,544
Canadian Real Estate Investment Trust	306,562	8,033,998
CB Richard Ellis Group, Inc.-Class A (a)	451,100	7,140,913
Crown Castle International Corp. (a)	138,600	5,132,358
Dexus Property Group	6,788,000	4,431,738
Digital Realty Trust, Inc.	176,800	10,061,688
DuPont Fabros Technology, Inc.	255,922	6,536,248
Entertainment Properties Trust	215,900	8,838,946
Fonciere Des Regions (a)	76,700	6,916,469
GPT Group	4,110,400	9,255,153
H&R Real Estate Investment Trust	335,100	5,237,928
Henderson Land Development Co., Ltd.	1,159,000	6,913,905
Jones Lang LaSalle, Inc.	77,600	5,790,512
Kerry Properties Ltd.	2,432,191	10,059,665
Lend Lease Group	2,152,275	14,004,486
Mitchells & Butlers PLC (a)	1,649,700	7,505,123
Mitsubishi Estate Co., Ltd.	489,000	7,505,584
Mitsui Fudosan Co., Ltd.	2,381,000	36,032,993
Morguard Real Estate Investment Trust	560,500	7,136,735
New World Development Ltd.	9,754,157	15,615,001
Savills PLC	1,384,400	6,174,472
Sumitomo Realty & Development Co., Ltd.	809,000	14,372,307
Sun Hung Kai Properties Ltd.	3,109,600	41,281,136
Swire Pacific Ltd.	462,500	5,001,100
Telecity Group PLC (a)	1,093,525	6,044,188
Unibail-Rodamco SE	212,818	32,423,472
UOL Group Ltd.	2,322,000	6,402,877
Vornado Realty Trust	172,212	13,377,428

		330,139,131

Health Care - 4.6%
Chartwell Seniors Housing Real Estate Investment Trust	873,000	6,030,701
Health Care REIT, Inc.	350,500	15,099,540
Omega Healthcare Investors, Inc.	394,051	7,825,853
Ventas, Inc.	317,210	14,893,009

		43,849,103

		373,988,234

Retail - 19.4%
Regional Mall - 13.4%
BR Malls Participacoes SA	393,200	4,995,596
CapitaMall Trust	4,189,420	5,507,023
CBL & Associates Properties, Inc.	717,837	10,257,891
Macerich Co. (The)	128,148	5,300,201
Multiplan Empreendimentos Imobiliarios SA	1,056,505	19,333,590
Simon Property Group, Inc.	526,242	44,746,357
Westfield Group	3,271,816	35,180,666

		125,321,324

Shopping Center/Other Retail - 6.0%
Kimco Realty Corp.	806,400	11,531,520
Klepierre	637,741	16,904,021
Link REIT (The)	1,008,500	2,402,099
Primaris Retail Real Estate Investment Trust	305,799	4,901,966
Riocan Real Estate Investment Trust	132,100	2,416,310

Tanger Factory Outlet Centers	171,300	7,129,506
Weingarten Realty Investors	546,296	11,395,735

		56,681,157

		182,002,481

Residential - 17.8%
Multi-Family - 13.7%
BRE Properties, Inc.	276,800	11,310,048
Camden Property Trust	324,700	14,819,308
Equity Residential	368,800	16,643,944
Essex Property Trust, Inc.	95,900	10,091,557
Home Properties, Inc.	47,900	2,329,377
KWG Property Holding Ltd.	12,132,000	6,908,346
Mid-America Apartment Communities, Inc.	208,300	11,379,429
MRV Engenharia e Participacoes SA	993,000	6,431,170
NVR, Inc. (a)	7,200	4,934,016
Rossi Residencial SA	158,300	1,167,454
Shimao Property Holdings Ltd.	5,764,000	8,420,871
Stockland	4,217,660	13,694,116
UDR, Inc.	91,350	1,857,146
Wing Tai Holdings Ltd.	7,655,000	8,294,129
Yanlord Land Group Ltd.	8,803,000	10,497,926

		128,778,837

Self Storage - 4.1%
Big Yellow Group PLC (a)	1,068,460	4,791,573
Extra Space Storage, Inc.	549,067	8,257,968
Public Storage	271,700	25,183,873

		38,233,414

		167,012,251

Office - 11.2%
Office - 11.2%
Allied Properties Real Estate Investment Trust	386,700	7,205,613
Boston Properties, Inc.	49,600	3,803,328
Brandywine Realty Trust	858,985	9,955,636
Brookfield Properties Corp.	506,656	7,412,377
Castellum AB	561,400	4,778,208
Cominar Real Estate Investment Trust	276,289	4,961,861
Corporate Office Properties Trust	184,526	6,995,381
Duke Realty Corp.	561,750	6,673,590
Great Portland Estates PLC	1,081,300	4,776,805
Hongkong Land Holdings Ltd.	4,447,000	21,205,906
HRPT Properties Trust	373,700	2,507,527
ING Office Fund	13,448,600	6,556,007
Kilroy Realty Corp.	213,500	7,024,150
Nomura Real Estate Office Fund, Inc.	1,263	6,630,590
Orix JREIT, Inc.	1,076	4,700,302

		105,187,281

Lodging - 6.8%
Lodging - 6.8%
DiamondRock Hospitality Co. (a)	1,272,333	11,629,124
Great Eagle Holdings Ltd.	2,034,000	4,906,727
Hersha Hospitality Trust	563,200	2,720,256
Hyatt Hotels Corp. (a)	170,986	6,918,093
InnVest Real Estate Investment Trust	1,338,700	8,077,485
Sunstone Hotel Investors, Inc. (a)	980,241	10,812,058
Whitbread PLC	452,500	8,988,697
Wyndham Worldwide Corp.	402,900	9,508,440

		63,560,880

Industrials - 2.2%
Industrial Warehouse Distribution - 2.2%
Ascendas Real Estate Investment Trust	8,708,000	11,812,133
First Potomac Realty Trust	46,400	682,080
ProLogis	738,457	8,403,641

		20,897,854

Total Common Stocks (cost $790,146,887)		912,648,981

WARRANTS - 0.6%
Equity:Other - 0.6%
Diversified/Specialty - 0.6%
Aldar Properties, Merrill Lynch, expiring 10/12/22 (a)	6,291,900	5,487,795
Fonciere Des Regions, expiring 12/31/10 (a)	66,600	40,864
Henderson Land Development, expiring 12/31/11 (a)	368,400	0

Total Warrants (cost $7,531,908)		5,528,659

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (b) (Cost $11,936,488)	11,936,488	11,936,488

Total Investments - 99.1% (cost $809,615,283) (c)		930,114,128
Other assets less liabilities - 0.9%		8,344,477

Net Assets - 100.0%		$938,458,605

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 7/15/10	46,215	42,166,566	38,964,262	(3,202,304)
British Pound settling 7/15/10	16,812	25,497,752	24,315,111	(1,182,641)
Euro settling 7/15/10	41,971	51,439,238	51,529,223	89,985
Euro settling 7/15/10	11,451	14,567,390	14,058,782	(508,608)
Japanese Yen settling 7/15/10	1,868,830	20,158,891	20,570,745	411,854
Japanese Yen settling 7/15/10	976,720	10,408,687	10,751,035	342,348
Japanese Yen settling 7/15/10	600,880	6,641,246	6,614,058	(27,188)
New Zealand Dollar settling 7/15/10	40,035	27,744,255	27,094,652	(649,603)
Norwegian Krone settling 7/15/10	173,989	28,912,393	26,769,186	(2,143,207)
Swedish Krona settling 7/15/10	84,385	11,905,249	10,751,712	(1,153,537)
Swedish Krona settling 7/15/10	140,937	19,535,648	17,957,149	(1,578,499)
Sale Contracts:
Australian Dollar settling 7/15/10	26,894	23,920,331	22,674,562	1,245,769
Australian Dollar settling 7/15/10	12,000	11,008,920	10,117,303	891,617
Australian Dollar settling 7/15/10	7,321	6,123,065	6,172,398	(49,333)
Australian Dollar settling 7/15/10	12,670	10,596,808	10,682,185	(85,377)
British Pound settling 7/15/10	16,812	25,829,620	24,315,110	1,514,510
British Pound settling 7/15/10	4,068	6,022,430	5,883,528	138,902

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
British Pound settling 7/15/10	11,015	$15,930,444	$15,930,939	$(495)
Canadian Dollar settling 7/15/10	24,368	24,361,666	23,152,302	1,209,364
Canadian Dollar settling 7/15/10	11,959	11,943,831	11,362,376	581,455
Canadian Dollar settling 7/15/10	18,713	18,283,699	17,779,425	504,274
Euro settling 7/15/10	46,072	61,622,222	56,564,160	5,058,062
Euro settling 7/15/10	7,350	10,093,461	9,023,845	1,069,616
Japanese Yen settling 7/15/10	976,720	10,508,920	10,751,036	(242,116)
New Zealand Dollar settling 7/15/10	13,874	9,935,699	9,389,564	546,135
New Zealand Dollar settling 7/15/10	26,161	17,585,686	17,705,088	(119,402)
Norwegian Krone settling 7/15/10	109,218	16,732,877	16,803,803	(70,926)
Swedish Krona settling 7/15/10	203,273	25,712,858	25,899,541	(186,683)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $157,964,246 and gross unrealized depreciation of investments was $(37,465,401), resulting in net unrealized appreciation of $120,498,845.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	–	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio Summary

May 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

42.8%	United States
11.6%	Hong Kong
8.9%	Australia
7.4%	Japan
6.1%	France
5.8%	Canada
5.4%	United Kingdom
3.4%	Singapore
3.4%	Brazil
2.8%	China
0.6%	United Arab Emirates
0.5%	Sweden
1.3%	Short-Term

100%	Total Investments

*	All data are as of May 31, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Equity:Other	$132,362,021	$241,626,213		$—	$373,988,234
Retail	122,008,672	59,993,809		—	182,002,481
Residential	114,405,290	52,606,961		—	167,012,251
Office	56,539,463	48,647,818		—	105,187,281
Lodging	49,665,456	13,895,424		—	63,560,880
Industrials	9,085,721	11,812,133		—	20,897,854
Warrants	40,864	—		5,487,795	5,528,659
Short-Term Investments	11,936,488	—		—	11,936,488

Total Investments in Securities	496,043,975	428,582,358	+	5,487,795	930,114,128
Other Financial Instruments*:
Assets	—	13,603,891		—	13,603,891
Liabilities	—	(11,199,919)		—	(11,199,919)

Total	$496,043,975	$430,986,330		$5,487,795	$932,518,100

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 8/31/09	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(2,044,113)	(2,044,113)
Net purchases (sales)	7,531,908	7,531,908
Net transfers in and/or out of Level 3	—	—

Balance as of 5/31/10	$5,487,795	$5,487,795

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$(2,044,113)	$(2,044,113)

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Financials - 22.3%
Capital Markets - 1.5%
Deutsche Bank AG	207,600	$12,353,233
Macquarie Group Ltd.	77,900	2,872,455

		15,225,688

Commercial Banks - 13.3%
Australia & New Zealand Banking Group Ltd.	202,500	3,832,426
Banco do Brasil SA	762,700	10,884,003
Banco Santander SA	863,161	8,685,125
Barclays PLC	3,189,800	13,914,324
BNP Paribas	276,870	15,687,477
Danske Bank A/S (a)	272,300	5,473,435
KB Financial Group, Inc.	306,062	12,385,634
KBC Groep NV (a)	92,900	3,585,686
National Australia Bank Ltd.	651,400	13,570,663
National Bank of Canada	90,400	4,943,482
Societe Generale (a)	213,770	9,147,058
Sumitomo Mitsui Financial Group, Inc.	382,900	11,380,621
Turkiye Garanti Bankasi AS	2,280,300	9,847,048
UniCredit Italiano SpA	4,084,800	8,474,104

		131,811,086

Consumer Finance - 1.3%
ORIX Corp.	169,100	12,888,111

Insurance - 3.6%
Allianz SE	202,500	20,230,318
Muenchener Rueckversicherungs AG (MunichRe)	73,000	9,256,187
Old Mutual PLC	3,571,900	5,851,985

		35,338,490

Real Estate Investment Trusts (REITs) - 0.2%
Klepierre	89,613	2,375,290

Real Estate Management & Development - 2.4%
Lend Lease Group	453,200	2,948,895
Mitsui Fudosan Co., Ltd.	728,000	11,017,227
New World Development Ltd.	3,805,224	6,091,616
Sumitomo Realty & Development Co., Ltd.	226,000	4,015,008

		24,072,746

		221,711,411

Energy - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
BP PLC	3,522,700	25,111,757
EnCana Corp.	193,500	5,962,757
ENI SpA	621,800	11,651,358
Gazprom OAO (Sponsored ADR)	320,900	6,594,495
JX Holdings, Inc. (a)	928,000	4,981,454
KazMunaiGas Exploration Production (GDR) (b)	192,600	4,131,270
LUKOIL OAO (London) (Sponsored ADR)	98,750	4,779,500
Nexen, Inc. (Toronto)	517,719	11,299,891
OMV AG	181,600	5,951,038
Penn West Energy Trust	385,548	7,403,958
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,152,052	29,950,011
Suncor Energy, Inc. (Toronto)	327,548	9,984,549
Yanzhou Coal Mining Co., Ltd.-Class H	2,130,000	4,865,080

		132,667,118

Industrials - 10.8%
Aerospace & Defense - 2.2%
BAE Systems PLC	2,110,300	9,784,269
Rolls-Royce Group PLC (a)	1,430,900	12,116,052
Rolls-Royce Group-C Shrs (a)	128,781,000	186,237

		22,086,558

Airlines - 0.6%
Qantas Airways Ltd. (a)	2,703,029	5,568,024

Building Products - 0.4%
Cie de St-Gobain	109,000	4,137,238

Commercial Services & Supplies - 0.6%
Rentokil Initial PLC (a)	3,345,942	5,827,763

Construction & Engineering - 0.9%
Bouygues SA	217,600	9,101,510

Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	536,453	9,185,698

Machinery - 0.7%
Vallourec SA	37,004	6,776,996

Professional Services - 0.9%
Randstad Holding NV (a)	224,500	9,282,615

Road & Rail - 0.4%
East Japan Railway Co.	61,400	3,899,970

Trading Companies & Distributors - 3.1%
Itochu Corp.	953,000	7,849,101
Mitsubishi Corp.	548,400	12,349,705
Mitsui & Co., Ltd.	710,200	10,180,475

		30,379,281

Transportation Infrastructure - 0.1%
Intoll Group	1,000,300	874,759

		107,120,412

Materials - 9.6%
Chemicals - 0.4%
Air Water, Inc.	165,000	1,809,817
Koninklijke DSM NV	65,100	2,571,652

		4,381,469

Metals & Mining - 9.2%
Dowa Holdings Co., Ltd.	488,000	2,537,630
Eurasian Natural Resources Corp. PLC	435,600	6,260,358
Hindalco Industries Ltd.	3,057,400	9,813,403
JFE Holdings, Inc.	170,600	5,617,394
Kazakhmys PLC (a)	282,900	4,799,369
Rio Tinto PLC	382,000	17,531,093
Tata Steel Ltd.	1,000,900	10,519,154
ThyssenKrupp AG	260,000	7,045,871
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	460,800	10,621,440
Xstrata PLC	1,146,500	16,644,354

		91,390,066

		95,771,535

Consumer Discretionary - 9.6%
Automobiles - 2.6%
Bayerische Motoren Werke AG	226,000	10,425,469
Nissan Motor Co., Ltd. (a)	2,134,900	15,357,891

		25,783,360

Hotels, Restaurants & Leisure - 0.7%
Thomas Cook Group PLC	974,200	2,903,360
TUI Travel PLC	1,205,700	4,120,421

		7,023,781

Household Durables - 1.9%
Sharp Corp.	744,000	8,096,989
Sony Corp.	353,300	10,886,248

		18,983,237

Media - 2.2%
Informa PLC	1,155,300	6,279,668
Lagardere SCA	174,400	5,526,318
Vivendi SA	471,330	10,137,067

		21,943,053

Multiline Retail - 1.1%
Marks & Spencer Group PLC	2,071,600	10,528,421

Specialty Retail - 0.8%
Esprit Holdings Ltd.	1,464,100	8,263,134

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,140,473

		95,665,459

Telecommunication Services - 8.1%
Diversified Telecommunication Services - 4.9%
France Telecom SA	640,800	12,112,896
Nippon Telegraph & Telephone Corp.	351,000	14,394,863
Telecom Corp. of New Zealand Ltd.	2,460,332	3,147,975
Telecom Italia SpA (ordinary shares)	6,603,400	7,847,250
Telecom Italia SpA (savings shares)	4,931,400	4,584,688
Telefonica SA	383,100	7,273,815

		49,361,487

Wireless Telecommunication Services - 3.2%
KDDI Corp.	1,415	6,461,326
Vodafone Group PLC	12,642,937	25,043,214

		31,504,540

		80,866,027

Information Technology - 7.4%
Communications Equipment - 1.5%
Nokia Oyj	1,518,700	15,256,277

Computers & Peripherals - 1.2%
Toshiba Corp. (a)	2,253,000	11,555,202

Electronic Equipment, Instruments & Components - 2.1%
AU Optronics Corp.	10,533,790	10,177,467
Hitachi High-Technologies Corp.	159,600	3,056,183
Murata Manufacturing Co., Ltd.	152,400	7,404,831

		20,638,481

Semiconductors & Semiconductor Equipment - 2.6%
Hynix Semiconductor, Inc. (a)	83,600	1,783,362
Samsung Electronics Co., Ltd.	22,330	14,451,752

Samsung Electronics Co., Ltd. (Preference Shares)	11,500	4,906,028
United Microelectronics Corp. (a)	11,138,000	4,985,639

		26,126,781

		73,576,741

Health Care - 7.1%
Health Care Providers & Services - 0.3%
Celesio AG	101,700	2,539,916

Pharmaceuticals - 6.8%
AstraZeneca PLC	468,500	19,694,437
Bayer AG	256,500	14,353,017
Novartis AG	375,110	16,913,702
Sanofi-Aventis SA	283,319	16,959,579

		67,920,735

		70,460,651

Utilities - 4.3%
Electric Utilities - 3.5%
E.ON AG	572,800	17,356,717
EDF SA	208,700	9,136,954
Tokyo Electric Power Co., Inc. (The)	346,300	8,575,447

		35,069,118

Gas Utilities - 0.3%
Tokyo Gas Co., Ltd.	745,000	3,250,967

Multi-Utilities - 0.5%
RWE AG	63,340	4,558,753

		42,878,838

Consumer Staples - 3.9%
Beverages - 1.5%
Asahi Breweries Ltd.	261,300	4,347,484
Carlsberg A/S	135,300	10,192,866

		14,540,350

Food & Staples Retailing - 1.4%
Aeon Co., Ltd.	685,700	7,072,615
Casino Guichard Perrachon SA	91,600	6,989,307

		14,061,922

Tobacco - 1.0%
Japan Tobacco, Inc.	3,058	9,593,302

		38,195,574

Total Common Stocks (cost $1,076,238,172)		958,913,766

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (c) (Cost $30,120,749)	30,120,749	30,120,749

U.S. $ Value
Total Investments - 99.5% (cost $1,106,358,921) (d)	989,034,515
Other assets less liabilities - 0.5% (e)	4,715,476

Net Assets - 100.0%	$993,749,991

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	102	June 2010	$3,690,156	$3,255,655	$(434,501)
TOPIX INDEX	100	June 2010	10,098,691	9,663,403	(435,288)

					$(869,789)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	20,377	$18,707,105	$17,116,000	$(1,591,105)
Canadian Dollar settling 8/16/10	2,819	2,733,178	2,677,987	(55,191)
Euro settling 8/16/10	53,107	65,112,899	65,224,566	111,667
Japanese Yen settling 8/16/10	1,213,889	13,099,898	13,368,384	268,486
Japanese Yen settling 8/16/10	5,299,954	57,195,394	58,367,628	1,172,234
Japanese Yen settling 8/16/10	2,649,477	29,300,271	29,178,307	(121,964)
Norwegian Krone settling 8/16/10	310,068	50,103,903	47,636,504	(2,467,399)
Swedish Krona settling 8/16/10	44,388	6,194,977	5,657,036	(537,941)
Swedish Krona settling 8/16/10	335,662	44,224,767	42,778,497	(1,446,270)
Swiss Franc settling 8/16/10	26,817	25,297,624	23,180,373	(2,117,251)
Swiss Franc settling 8/16/10	9,980	8,963,455	8,626,622	(336,833)
Sale Contracts:
Australian Dollar settling 8/16/10	13,254	11,745,562	11,132,917	612,645
Australian Dollar settling 8/16/10	12,628	10,523,291	10,607,098	(83,807)
Australian Dollar settling 8/16/10	7,123	5,935,809	5,983,082	(47,273)
British Pound settling 8/16/10	1,888	2,794,863	2,730,816	64,047
British Pound settling 8/16/10	17,394	25,571,441	25,158,795	412,646
British Pound settling 8/16/10	12,470	18,036,109	18,036,689	(580)
Canadian Dollar settling 8/16/10	2,405	2,403,606	2,284,697	118,909
Canadian Dollar settling 8/16/10	29,163	28,645,941	27,704,202	941,739
Canadian Dollar settling 8/16/10	5,005	4,739,808	4,754,639	(14,831)
Euro settling 8/16/10	80,132	100,692,269	98,415,933	2,276,336
Euro settling 8/16/10	3,796	4,667,941	4,662,143	5,798
Japanese Yen settling 8/16/10	1,132,508	12,071,844	12,472,147	(400,303)
Japanese Yen settling 8/16/10	4,167,446	45,076,374	45,895,481	(819,107)
Norwegian Krone settling 8/16/10	150,519	23,025,524	23,124,602	(99,078)
Swedish Krona settling 8/16/10	188,480	23,849,775	24,020,864	(171,089)
Swiss Franc settling 8/16/10	27,058	23,374,626	23,388,691	(14,065)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the market value of this security amounted to $4,131,270 or 0.4% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,009,887 and gross unrealized depreciation of investments was $(172,334,293), resulting in net unrealized depreciation of $(117,324,406).
(e)	An amount of U.S. $606,535 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio Summary

May 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

20.1%	Japan
18.9%	United Kingdom
10.9%	France
9.9%	Germany
4.2%	Netherlands
4.0%	Canada
3.4%	South Korea
3.3%	Italy
3.0%	Australia
2.2%	Brazil
2.1%	India
1.8%	Hong Kong
1.7%	Switzerland
11.5%	Other
3.0%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 1.7% or less in the following countries: Austria, Belgium, China, Denmark, Finland, Kazakhstan, New Zealand, Russia, South Africa, Spain, Taiwan and Turkey.

AllianceBernstein Pooling Portfolios

International Value Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$15,827,485	$205,883,926	$—	$221,711,411
Energy	43,763,879	88,903,239	—	132,667,118
Industrials	—	106,934,175	186,237	107,120,412
Materials	10,621,440	85,150,095	—	95,771,535
Consumer Discretionary	—	95,665,459	—	95,665,459
Telecommunication Services	—	80,866,027	—	80,866,027
Information Technology	—	73,576,741	—	73,576,741
Health Care	—	70,460,651	—	70,460,651
Utilities	—	42,878,838	—	42,878,838
Consumer Staples	—	38,195,574	—	38,195,574
Short-Term Investments	30,120,749	—	—	30,120,749

Total Investments in Securities	100,333,553	888,514,725+	186,237	989,034,515
Other Financial Instruments*:
Assets	—	5,984,507	—	5,984,507
Liabilities	(869,789)	(10,324,087)	—	(11,193,876)

Total	$99,463,764	$884,175,145	$186,237	$983,825,146

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Total
Balance as of 8/31/09	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(12,112)	(12,112)
Net purchases (sales)	198,349	198,349
Net transfers in and/or out of Level 3	—	—

Balance as of 5/31/10	$186,237	$186,237

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$(12,112)	$(12,112)

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 17.2%
Capital Markets - 6.7%
Credit Suisse Group AG	695,606	$26,848,615
Julius Baer Group Ltd.	387,519	11,216,729
Macquarie Group Ltd.	526,800	19,425,022
Man Group PLC	3,112,653	10,411,980

		67,902,346

Commercial Banks - 9.5%
Banco Santander SA	845,479	8,507,209
HDFC Bank Ltd.	155,300	6,309,086
HSBC Holdings PLC	2,280,000	20,763,654
Industrial & Commercial Bank of China-Class H	10,376,000	7,634,092
Itau Unibanco Holding SA (ADR)	1,229,480	22,634,727
Standard Chartered PLC	1,277,842	30,062,566

		95,911,334

Diversified Financial Services - 1.0%
Hong Kong Exchanges and Clearing Ltd.	652,000	10,050,121

		173,863,801

Consumer Staples - 12.9%
Beverages - 2.8%
Anheuser-Busch InBev NV	587,457	27,965,556

Food & Staples Retailing - 2.3%
Tesco PLC	3,843,480	22,785,213

Food Products - 4.6%
Nestle SA	634,513	28,635,445
Unilever NV	671,000	18,208,097

		46,843,542

Personal Products - 0.9%
L’Oreal SA	98,856	9,126,359

Tobacco - 2.3%
British American Tobacco PLC	799,260	23,466,897

		130,187,567

Industrials - 12.7%
Construction & Engineering - 1.0%
Vinci SA	217,800	9,718,639

Electrical Equipment - 2.0%
ABB Ltd. (REG) (a)	832,200	14,153,983
Vestas Wind Systems A/S (a)	128,952	6,116,404

		20,270,387

Industrial Conglomerates - 2.6%
Siemens AG	290,400	26,127,334

Machinery - 3.3%
Atlas Copco AB-Class A	559,073	7,886,569
MAN SE	48,500	4,130,179
NGK Insulators Ltd.	604,000	10,865,669
Vallourec SA	56,400	10,329,223

		33,211,640

Trading Companies & Distributors - 3.8%
Mitsubishi Corp.	912,200	20,542,306

Mitsui & Co., Ltd.	1,257,700	18,028,701

		38,571,007

		127,899,007

Health Care - 12.1%
Health Care Providers & Services - 1.0%
Fresenius Medical Care AG & Co. KGaA	209,600	10,434,797

Pharmaceuticals - 11.1%
Bayer AG	357,813	20,022,208
Novartis AG	206,980	9,332,724
Novo Nordisk A/S-Class B	107,796	8,253,508
Roche Holding AG	181,843	24,898,833
Sanofi-Aventis SA	368,519	22,059,682
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	503,600	27,607,352

		112,174,307

		122,609,104

Energy - 11.9%
Energy Equipment & Services - 5.0%
Saipem SpA	689,400	21,270,823
Technip SA	154,300	9,975,102
Tenaris SA	1,048,659	19,503,619

		50,749,544

Oil, Gas & Consumable Fuels - 6.9%
BG Group PLC	1,433,924	21,830,221
BP PLC	647,200	4,613,600
China Coal Energy Co.-Class H	4,211,000	5,696,892
CNOOC Ltd.	3,455,000	5,339,787
OGX Petroleo e Gas Participacoes SA (a)	875,300	7,748,281
Petroleo Brasileiro SA (Sponsored ADR)	215,600	7,679,672
Suncor Energy, Inc. (Toronto)	251,200	7,657,256
Tullow Oil PLC	562,690	9,039,166

		69,604,875

		120,354,419

Information Technology - 11.6%
Computers & Peripherals - 1.0%
Toshiba Corp. (a)	1,975,000	10,129,394

Electronic Equipment, Instruments & Components - 4.4%
Hon Hai Precision Industry Co., Ltd.	4,264,350	16,855,834
LG Display Co., Ltd.	293,100	10,685,236
Nippon Electric Glass Co., Ltd.	1,270,000	16,338,159

		43,879,229

Internet Software & Services - 1.0%
Tencent Holdings Ltd.	523,200	10,010,467

IT Services - 1.5%
Cap Gemini SA	127,500	5,778,072
Infosys Technologies Ltd.	156,160	8,975,397

		14,753,469

Office Electronics - 0.9%
Canon, Inc.	228,800	9,352,139

Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	518,400	14,545,332
Samsung Electronics Co., Ltd.	21,720	14,056,966

		28,602,298

		116,726,996

Materials - 10.9%
Chemicals - 2.1%
Syngenta AG	29,216	6,441,334
Yara International ASA	516,900	15,226,042

		21,667,376

Metals & Mining - 8.8%
ArcelorMittal (Euronext Amsterdam)	525,900	15,873,956
BHP Billiton PLC	695,460	19,015,137
Impala Platinum Holdings Ltd.	358,300	9,036,370
Rio Tinto PLC	395,800	18,164,415
Vale SA (Sponsored ADR)	609,300	16,566,867
Xstrata PLC	670,010	9,726,894

		88,383,639

		110,051,015

Consumer Discretionary - 7.8%
Automobiles - 4.2%
Honda Motor Co., Ltd.	624,100	18,968,970
Suzuki Motor Corp.	394,900	7,873,567
Volkswagen AG (Preference Shares)	182,800	15,745,939

		42,588,476

Hotels, Restaurants & Leisure - 2.0%
Carnival PLC	329,723	12,395,744
Ctrip.com International Ltd. (ADR) (a)	192,500	7,582,575

		19,978,319

Media - 1.6%
British Sky Broadcasting Group PLC	672,800	5,574,873
SES SA (FDR)	529,818	10,977,736

		16,552,609

		79,119,404

Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC (cost $9,094,624)	4,082,300	8,086,247

Total Common Stocks (cost $966,066,501)		988,897,560

WARRANTS - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision, Credit Suisse, expiring 11/05/10 (a) (cost $778,900)	183,900	733,025

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (b) (Cost $4,759,168)	4,759,168	4,759,168

U.S. $ Value
Total Investments - 98.5% (cost $971,604,569) (c)	994,389,753
Other assets less liabilities - 1.5%	15,237,237

Net Assets - 100.0%	$1,009,626,990

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/17/10	102,697	$92,699,447	$86,866,997	$(5,832,450)
Canadian Dollar settling 6/17/10	10,101	10,100,394	9,597,779	(502,615)
Euro settling 6/17/10	9,606	12,970,598	11,790,025	(1,180,573)
Euro settling 6/17/10	9,581	12,838,923	11,759,340	(1,079,583)
Euro settling 6/17/10	11,373	14,296,088	13,958,770	(337,318)
Euro settling 6/17/10	12,234	15,141,410	15,015,527	(125,883)
Japanese Yen settling 6/17/10	3,071,039	34,330,546	33,788,868	(541,678)
Japanese Yen settling 6/17/10	632,511	7,033,058	6,959,154	(73,904)
Japanese Yen settling 6/17/10	1,711,585	19,208,846	18,831,581	(377,265)
Japanese Yen settling 6/17/10	825,296	9,189,560	9,080,255	(109,305)
Japanese Yen settling 9/15/10	6,514,303	70,322,265	71,781,626	1,459,361
New Zealand Dollar settling 6/17/10	24,299	16,898,254	16,476,523	(421,731)
Norwegian Krone settling 6/17/10	291,523	49,020,178	44,911,013	(4,109,165)
Swedish Krona settling 6/17/10	385,099	53,844,035	49,054,510	(4,789,525)
Swedish Krona settling 6/17/10	38,157	5,325,582	4,860,498	(465,084)
Sale Contracts:
Australian Dollar settling 6/17/10	5,184	4,710,027	4,384,924	325,103
Australian Dollar settling 6/17/10	10,439	9,304,281	8,829,903	474,378
Australian Dollar settling 6/17/10	80,504	72,167,005	68,094,888	4,072,117
Australian Dollar settling 6/17/10	6,570	5,761,956	5,557,282	204,674
British Pound settling 6/17/10	3,835	5,995,102	5,546,159	448,943
British Pound settling 6/17/10	3,384	5,213,796	4,893,925	319,871
British Pound settling 6/17/10	21,617	32,591,734	31,262,406	1,329,328
British Pound settling 6/17/10	37,318	55,887,064	53,969,121	1,917,943
Canadian Dollar settling 6/17/10	13,393	13,033,281	12,725,775	307,506
Euro settling 6/17/10	12,212	16,800,781	14,988,525	1,812,256
Euro settling 6/17/10	5,034	6,888,224	6,178,532	709,692
Euro settling 6/17/10	62,516	84,891,102	76,729,665	8,161,437
Japanese Yen settling 6/17/10	1,501,100	16,216,012	16,515,736	(299,724)
Japanese Yen settling 6/17/10	728,417	7,762,164	8,014,352	(252,188)
Japanese Yen settling 6/17/10	1,515,358	16,247,700	16,672,609	(424,909)
New Zealand Dollar settling 6/17/10	7,731	5,479,965	5,242,191	237,774
New Zealand Dollar settling 6/17/10	16,568	11,849,102	11,234,332	614,770
Swiss Franc settling 6/17/10	58,061	53,955,023	50,105,716	3,849,307
Swiss Franc settling 9/15/10	22,489	20,211,743	19,457,591	754,152
Swiss Franc settling 9/15/10	9,748	8,630,979	8,434,016	196,963

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,404,141 and gross unrealized depreciation of investments was $(70,618,957), resulting in net unrealized appreciation of $22,785,184.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt
FDR	-	Fiduciary Depositary Receipt
REG	-	Registered Shares

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio Summary

May 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

21.7%	United Kingdom
12.2%	Switzerland
11.3%	Japan
7.8%	France
7.7%	Germany
5.5%	Brazil
4.9%	Netherlands
4.1%	Italy
3.6%	China
2.8%	Belgium
2.8%	Israel
2.5%	South Korea
1.9%	Australia
1.8%	Taiwan
8.9%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2010. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 1.8% or less in the following countries: Canada, Denmark, Hong Kong, India, Norway, South Africa, Spain and Sweden.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$22,634,727	$151,229,074	$—	$173,863,801
Consumer Staples	—	130,187,567	—	130,187,567
Industrials	—	127,899,007	—	127,899,007
Health Care	27,607,352	95,001,752	—	122,609,104
Energy	23,085,209	97,269,210	—	120,354,419
Information Technology	—	116,726,996	—	116,726,996
Materials	16,566,867	93,484,148	—	110,051,015
Consumer Discretionary	7,582,575	71,536,829	—	79,119,404
Telecommunication Services	—	8,086,247	—	8,086,247
Warrants	—	—	733,025	733,025
Short-Term Investments	4,759,168	—	—	4,759,168

Total Investments in Securities	102,235,898	891,420,830+	733,025	994,389,753
Other Financial Instruments* :
Assets	—	27,195,575	—	27,195,575
Liabilities	—	(20,922,900)	—	(20,922,900)

Total	$102,235,898	$897,693,505	$733,025	$1,000,662,428

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 8/31/09	$7,224,324	$7,224,324
Accrued discounts/premiums	—	—
Realized gain (loss)	2,353,031	2,353,031
Change in unrealized appreciation/depreciation	(1,951,725)	(1,951,725)
Net purchases (sales)	(6,892,605)	(6,892,605)
Net transfers in and/or out of Level 3	—	—

Balance as of 5/31/10	$733,025	$733,025

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$(45,874)	$(45,874)

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 23.4%
Commercial Banks - 8.0%
Associated Banc-Corp	461,900	$6,203,317
City National Corp.	58,400	3,368,512
Comerica, Inc.	162,600	6,195,060
Marshall & Ilsley Corp.	570,500	4,649,575
Popular, Inc. (a)	1,515,665	4,592,465
Susquehanna Bancshares, Inc.	592,900	5,199,733
Umpqua Holdings Corp.	286,000	3,592,160
Webster Financial Corp.	241,700	4,628,555
Whitney Holding Corp.	444,900	5,272,065

		43,701,442

Insurance - 5.8%
Arch Capital Group Ltd. (a)	50,100	3,683,352
Aspen Insurance Holdings Ltd.	183,900	4,645,314
Endurance Specialty Holdings Ltd.	142,600	5,290,460
Fidelity National Financial, Inc.-Class A	254,500	3,669,890
Reinsurance Group of America, Inc.-Class A	131,600	6,181,252
StanCorp Financial Group, Inc.	74,700	3,196,413
Unum Group	217,300	5,019,630

		31,686,311

Real Estate Investment Trusts (REITs) - 5.2%
Brandywine Realty Trust	311,400	3,609,126
Camden Property Trust	107,700	4,915,428
CBL & Associates Properties, Inc.	334,100	4,774,289
DiamondRock Hospitality Co. (a)	508,900	4,651,346
Sunstone Hotel Investors, Inc. (a)	504,101	5,560,234
Tanger Factory Outlet Centers	109,900	4,574,038

		28,084,461

Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc.-Class A (a)	268,500	4,250,355
Jones Lang LaSalle, Inc.	58,900	4,395,118

		8,645,473

Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.	244,642	3,640,273
First Niagara Financial Group, Inc.	463,318	6,120,431
Washington Federal, Inc.	311,150	5,376,672

		15,137,376

		127,255,063

Consumer Discretionary - 18.2%
Auto Components - 3.4%
Dana Holding Corp. (a)	560,400	6,085,944
Federal-Mogul Corp. (a)	365,800	6,313,708
TRW Automotive Holdings Corp. (a)	206,900	6,223,552

		18,623,204

Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp. (a)	371,000	4,886,070
Darden Restaurants, Inc.	78,600	3,371,940
Royal Caribbean Cruises Ltd. (a)	205,800	5,968,200
Wyndham Worldwide Corp.	239,300	5,647,480

		19,873,690

Household Durables - 2.7%
American Greetings Corp.	208,075	4,906,409
NVR, Inc. (a)	5,075	3,477,796

Pulte Group, Inc. (a)	309,700	3,450,058
Whirlpool Corp.	27,435	2,865,311

		14,699,574

Leisure Equipment & Products - 0.7%
Callaway Golf Co.	439,300	3,698,906

Media - 1.2%
CBS Corp.-Class B	231,000	3,363,360
Interpublic Group of Cos., Inc. (The) (a)	396,200	3,308,270

		6,671,630

Specialty Retail - 5.3%
AnnTaylor Stores Corp. (a)	271,900	5,886,635
Dress Barn, Inc. (The) (a)	191,700	5,250,663
Foot Locker, Inc.	241,500	3,600,765
Men’s Wearhouse, Inc. (The)	263,500	5,728,490
Office Depot, Inc. (a)	883,750	5,125,750
Signet Jewelers Ltd. (a)	105,324	3,270,310

		28,862,613

Textiles, Apparel & Luxury Goods - 1.2%
Jones Apparel Group, Inc.	327,600	6,434,064

		98,863,681

Industrials - 11.8%
Airlines - 0.8%
Alaska Air Group, Inc. (a)	93,700	4,375,790

Building Products - 1.1%
AO Smith Corp.	69,300	3,230,766
Masco Corp.	231,500	3,090,525

		6,321,291

Electrical Equipment - 3.1%
EnerSys (a)	201,800	4,540,500
General Cable Corp. (a)	197,100	6,141,636
Thomas & Betts Corp. (a)	165,450	6,343,353

		17,025,489

Machinery - 3.3%
Briggs & Stratton Corp.	264,900	5,464,887
Mueller Industries, Inc.	237,100	6,285,521
Terex Corp. (a)	279,000	6,071,040

		17,821,448

Professional Services - 0.9%
Kelly Services, Inc.-Class A (a)	326,900	4,769,471

Road & Rail -1.4%
Con-way, Inc.	94,800	3,225,096
Hertz Global Holdings, Inc. (a)	381,000	4,328,160

		7,553,256

Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	174,700	6,533,780

		64,400,525

Information Technology - 11.5%
Communications Equipment - 0.9%
CommScope, Inc. (a)	174,800	4,929,360

Computers & Peripherals - 0.7%
NCR Corp. (a)	292,200	3,880,416

Electronic Equipment, Instruments & Components - 5.3%
Anixter International, Inc. (a)	126,700	6,018,250
Arrow Electronics, Inc. (a)	176,700	4,820,376
AU Optronics Corp. (Sponsored ADR)	417,624	4,059,305
Avnet, Inc. (a)	163,900	4,707,208
Flextronics International Ltd. (a)	676,200	4,435,872
Insight Enterprises, Inc. (a)	349,000	5,074,460

		29,115,471

IT Services - 1.7%
Amdocs Ltd. (a)	98,200	2,798,700
Convergys Corp. (a)	567,500	6,197,100

		8,995,800

Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)	506,000	3,445,860
Lam Research Corp. (a)	124,100	4,698,426
Siliconware Precision Industries Co. (Sponsored ADR)	691,900	3,763,936
Teradyne, Inc. (a)	369,500	4,057,110

		15,965,332

		62,886,379

Energy - 8.1%
Energy Equipment & Services - 3.6%
Helix Energy Solutions Group, Inc. (a)	458,500	4,993,065
Helmerich & Payne, Inc.	141,600	5,335,488
Oil States International, Inc. (a)	81,900	3,197,376
Rowan Cos., Inc. (a)	253,300	6,271,708

		19,797,637

Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Co.	104,100	7,649,268
Forest Oil Corp. (a)	238,700	6,358,968
Patriot Coal Corp. (a)	203,666	3,395,112
Teekay Corp.	131,300	3,312,699
Whiting Petroleum Corp. (a)	43,900	3,674,869

		24,390,916

		44,188,553

Materials - 7.7%
Chemicals - 4.2%
Arch Chemicals, Inc.	158,900	5,443,914
Cytec Industries, Inc.	132,900	5,678,817
Huntsman Corp.	461,900	4,609,762
PolyOne Corp. (a)	44,200	441,558
Rockwood Holdings, Inc. (a)	251,700	6,529,098

		22,703,149

Metals & Mining - 3.5%
AK Steel Holding Corp.	144,400	2,160,224
Commercial Metals Co.	436,500	6,796,305
Reliance Steel & Aluminum Co.	137,800	6,326,398
Steel Dynamics, Inc.	267,500	3,924,225

		19,207,152

		41,910,301

Health Care - 6.6%
Health Care Equipment & Supplies - 2.1%
Kinetic Concepts, Inc. (a)	152,000	6,292,800
Teleflex, Inc.	88,600	4,968,688

		11,261,488

Health Care Providers & Services - 3.9%
AMERIGROUP Corp. (a)	132,300	4,752,216
Community Health Systems, Inc. (a)	165,600	6,455,088
LifePoint Hospitals, Inc. (a)	171,178	6,075,107
Molina Healthcare, Inc. (a)	140,525	3,867,248

		21,149,659

Pharmaceuticals - 0.6%
Par Pharmaceutical Cos., Inc. (a)	127,600	3,542,176

		35,953,323

Utilities - 6.6%
Electric Utilities - 3.4%
Northeast Utilities	209,900	5,446,905
Pepco Holdings, Inc.	403,700	6,511,681
Portland General Electric Co.	353,725	6,688,940

		18,647,526

Multi-Utilities - 3.2%
CMS Energy Corp.	451,200	6,623,616
NiSource, Inc.	441,400	6,603,344
Wisconsin Energy Corp.	82,200	4,027,800

		17,254,760

		35,902,286

Consumer Staples - 5.8%
Beverages - 1.2%
Constellation Brands, Inc.-Class A (a)	381,094	6,349,026

Food & Staples Retailing - 0.6%
Supervalu, Inc.	223,900	3,015,933

Food Products - 3.5%
Bunge Ltd.	74,400	3,627,744
Dean Foods Co. (a)	444,700	4,736,055
Smithfield Foods, Inc. (a)	369,900	6,377,076
Tyson Foods, Inc.-Class A	246,600	4,335,228

		19,076,103

Tobacco - 0.5%
Universal Corp.	71,100	2,905,857

		31,346,919

Total Common Stocks (cost $474,030,134)		542,707,030

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (b) (Cost $1,790,623)	1,790,623	1,790,623

U.S. $ Value
Total Investments - 100.0% (cost $475,820,757) (c)	544,497,653
Other assets less liabilities - 0.0%	105,354

Net Assets - 100.0%	$544,603,007

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,295,375 and gross unrealized depreciation of investments was $(25,618,479), resulting in net unrealized appreciation of $68,676,896.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$542,707,030	$—	$—	$542,707,030
Short-Term Investments	1,790,623	—	—	1,790,623

Total Investments in Securities	544,497,653	—	—	544,497,653
Other Financial Instruments*	—	—	—	—

Total	$544,497,653	$—	$—	$544,497,653

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Information Technology - 23.7%
Communications Equipment - 4.7%
Aruba Networks, Inc. (a)	468,200	$6,273,880
Blue Coat Systems, Inc. (a)	238,500	5,120,595
F5 Networks, Inc. (a)	126,300	8,882,679
Riverbed Technology, Inc. (a)	214,100	5,722,893

		26,000,047

Internet Software & Services - 1.8%
VistaPrint NV (a)	209,900	9,800,231

IT Services - 2.5%
Alliance Data Systems Corp. (a)	107,200	7,574,752
Cybersource Corp. (a)	186,200	4,783,478
VeriFone Systems, Inc. (a)	78,300	1,580,094

		13,938,324

Semiconductors & Semiconductor Equipment - 6.7%
Atheros Communications, Inc. (a)	130,400	4,433,600
Fairchild Semiconductor International, Inc. (a)	507,200	5,072,000
Hittite Microwave Corp. (a)	101,300	4,632,449
Netlogic Microsystems, Inc. (a)	134,100	3,858,057
ON Semiconductor Corp. (a)	722,400	5,280,744
Skyworks Solutions, Inc. (a)	425,800	6,782,994
Teradyne, Inc. (a)	607,300	6,668,154

		36,727,998

Software - 8.0%
AsiaInfo Holdings, Inc. (a)	134,200	2,875,906
Concur Technologies, Inc. (a)	122,000	5,160,600
Informatica Corp. (a)	296,900	7,660,020
Red Hat, Inc. (a)	252,300	7,394,913
SolarWinds, Inc. (a)	327,550	6,210,348
Sybase, Inc. (a)	83,900	5,397,287
TIBCO Software, Inc. (a)	804,400	9,178,204

		43,877,278

		130,343,878

Consumer Discretionary - 22.1%
Distributors - 1.4%
LKQ Corp. (a)	431,600	7,950,072

Diversified Consumer Services - 1.6%
Strayer Education, Inc.	37,100	8,904,000

Hotels, Restaurants & Leisure - 5.3%
Chipotle Mexican Grill, Inc.-Class A (a)	54,100	7,697,348
Orient-Express Hotels Ltd.-Class A (a)	680,200	6,863,218
Panera Bread Co.-Class A (a)	83,900	6,781,637
Wyndham Worldwide Corp.	323,700	7,639,320

		28,981,523

Household Durables - 1.7%
Tempur-Pedic International, Inc. (a)	285,300	9,471,960

Internet & Catalog Retail - 1.8%
NetFlix, Inc. (a)	87,100	9,681,165

Media - 3.0%
Lamar Advertising Co. (a)	249,500	7,352,765
National CineMedia, Inc.	515,100	9,009,099

		16,361,864

Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	167,100	10,458,789

Specialty Retail - 4.0%
CarMax, Inc. (a)	343,200	7,457,736
Dick’s Sporting Goods, Inc. (a)	324,700	9,257,197
J Crew Group, Inc. (a)	121,600	5,549,824

		22,264,757

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc. (a)	242,800	7,419,968

		121,494,098

Health Care - 19.0%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	120,500	6,028,615
Dendreon Corp. (a)	45,300	1,966,020
Human Genome Sciences, Inc. (a)	119,300	2,953,868
Ironwood Pharmaceuticals, Inc. (a)	171,600	2,014,584
Regeneron Pharmaceuticals, Inc. (a)	116,600	3,331,262
Seattle Genetics, Inc. (a)	139,900	1,850,877
United Therapeutics Corp. (a)	112,500	5,762,250
Vertex Pharmaceuticals, Inc. (a)	44,400	1,535,796

		25,443,272

Health Care Equipment & Supplies - 5.5%
Align Technology, Inc. (a)	381,000	5,684,520
Edwards Lifesciences Corp. (a)	110,000	5,558,300
NuVasive, Inc. (a)	126,700	4,975,509
ResMed, Inc. (a)	119,700	7,527,933
Sirona Dental Systems, Inc. (a)	176,500	6,244,570

		29,990,832

Health Care Providers & Services - 5.2%
Centene Corp. (a)	237,400	5,417,468
Emergency Medical Services Corp. (a)	140,400	7,521,228
HMS Holdings Corp. (a)	163,300	8,860,658
Magellan Health Services, Inc. (a)	165,900	6,750,471

		28,549,825

Health Care Technology - 1.2%
SXC Health Solutions Corp. (a)	92,900	6,833,724

Life Sciences Tools & Services - 1.1%
QIAGEN NV (a)	293,200	6,180,656

Pharmaceuticals - 1.4%
Medicis Pharmaceutical Corp.	200,800	4,656,552

Salix Pharmaceuticals Ltd. (a)	83,000	2,982,190

		7,638,742

		104,637,051

Industrials - 18.6%
Aerospace & Defense - 1.3%
Hexcel Corp. (a)	444,300	7,095,471

Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	173,200	6,614,508

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	196,500	5,741,730

Electrical Equipment - 3.2%
AMETEK, Inc.	218,300	8,862,980
Baldor Electric Co.	243,200	8,738,176

		17,601,156

Machinery - 7.6%
Actuant Corp.-Class A	339,400	6,862,668
Bucyrus International, Inc.-Class A	140,400	7,519,824
IDEX Corp.	197,175	6,021,724
Joy Global, Inc.	145,855	7,438,605
Lincoln Electric Holdings, Inc.	145,900	8,141,220
Valmont Industries, Inc.	69,900	5,537,478

		41,521,519

Marine - 1.0%
Kirby Corp. (a)	142,600	5,622,718

Professional Services - 1.2%
Robert Half International, Inc.	259,900	6,572,871

Road & Rail - 2.1%
Genesee & Wyoming, Inc.-Class A (a)	160,300	5,769,197
Knight Transportation, Inc.	299,200	5,948,096

		11,717,293

		102,487,266

Financials - 6.4%
Capital Markets - 4.7%
Affiliated Managers Group, Inc. (a)	90,750	6,502,237
Greenhill & Co., Inc.	94,420	6,542,362
Lazard Ltd.-Class A	188,700	5,951,598
Stifel Financial Corp. (a)	135,600	6,870,852

		25,867,049

Commercial Banks - 0.7%
Iberiabank Corp.	74,400	4,086,792

Thrifts & Mortgage Finance - 1.0%
People’s United Financial, Inc.	372,600	5,205,222

		35,159,063

Energy - 5.7%
Energy Equipment & Services - 3.3%
Complete Production Services, Inc. (a)	346,800	4,511,868
FMC Technologies, Inc. (a)	117,900	6,855,885
Oceaneering International, Inc. (a)	91,600	4,238,332
Superior Energy Services, Inc. (a)	116,000	2,524,160

		18,130,245

Oil, Gas & Consumable Fuels - 2.4%
Cabot Oil & Gas Corp.	127,900	4,436,851
Concho Resources Inc. (a)	107,800	5,610,990
Newfield Exploration Co. (a)	58,600	3,050,716

		13,098,557

		31,228,802

Materials - 1.8%
Chemicals - 1.8%
Airgas, Inc.	39,600	2,473,812
Solutia, Inc. (a)	473,900	7,179,585

		9,653,397

Consumer Staples - 0.9%
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	221,250	5,232,563

Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp.-Class A (a)	126,500	4,178,295

Total Common Stocks (cost $433,473,585)		544,414,413

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.18% (b) (Cost $4,161,362)	4,161,362	4,161,362

Total Investments - 99.7% (cost $437,634,947) (c)		548,575,775
Other assets less liabilities - 0.3%		1,508,684

Net Assets - 100.0%		$550,084,459

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,919,264 and gross unrealized depreciation of investments was $(6,978,436), resulting in net unrealized appreciation of $110,940,828.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$544,414,413	$—	$—	$544,414,413
Short-Term Investments	4,161,362	—	—	4,161,362

Total Investments in Securities	548,575,775	—	—	548,575,775
Other Financial Instruments*	—	—	—	—

Total	$548,575,775	$—	$—	$548,575,775

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 36.5%
United States – 36.5%
U.S. Treasury Notes
0.75%, 11/30/11	$111,920	$112,090,454
1.375%, 11/15/12	153,061	154,364,468
1.75%, 8/15/12	91,037	92,836,437
2.375%, 8/31/14	19,760	20,176,818
2.50%, 4/30/15	12,000	12,241,872
2.75%, 7/31/10	65,000	65,274,235

Total Governments - Treasuries (cost $454,734,942)		456,984,284

CORPORATES - INVESTMENT GRADES - 18.6%
Industrial - 13.5%
Basic - 0.8%
EI du Pont de Nemours & Co.
3.25%, 1/15/15	4,719	4,841,100
Praxair, Inc.
3.25%, 9/15/15	5,520	5,642,345

		10,483,445

Capital Goods - 1.5%
Boeing Capital Corp.
3.25%, 10/27/14	5,932	6,121,415
General Dynamics Corp.
1.80%, 7/15/11	5,637	5,682,637
John Deere Capital Corp.
5.25%, 10/01/12	2,735	2,958,518
Raytheon Co.
5.50%, 11/15/12	3,156	3,457,761

		18,220,331

Communications - Telecommunications - 0.9%
AT&T, Inc.
4.95%, 1/15/13	2,875	3,094,538
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	5,160	5,795,387
Verizon Global Funding Corp.
7.375%, 9/01/12	2,142	2,408,043

		11,297,968

Consumer Cyclical - Automotive - 0.8%
American Honda Finance Corp.
2.375%, 3/18/13 (a)	6,114	6,160,723
Daimler Finance North America LLC
8.00%, 6/15/10	3,495	3,502,189

		9,662,912

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	3,624	3,948,634

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	3,595	3,842,411

Consumer Cyclical - Retailers - 0.5%
Costco Wholesale Corp.
5.30%, 3/15/12	2,740	2,938,902
Wal-Mart Stores, Inc.
4.55%, 5/01/13	3,500	3,777,473

		6,716,375

Consumer Non-Cyclical - 4.2%
Abbott Laboratories
5.15%, 11/30/12	2,717	2,965,250
Amgen, Inc.
4.85%, 11/18/14	2,760	3,028,333
Avon Products, Inc.
5.625%, 3/01/14	2,450	2,717,783
Baxter FinCo BV
4.75%, 10/15/10	3,432	3,485,652
Baxter International, Inc.
1.80%, 3/15/13	2,021	2,031,665
Bottling Group LLC
5.00%, 11/15/13	3,599	3,947,146
Campbell Soup Co.
6.75%, 2/15/11	3,460	3,607,593
Coca-Cola Enterprises, Inc.
4.25%, 3/01/15	3,675	3,945,590
Diageo Finance BV
3.25%, 1/15/15	6,026	6,115,811
Genentech, Inc.
4.40%, 7/15/10	1,910	1,918,582
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	2,844	3,106,532
Merck & Co., Inc.
5.30%, 12/01/13	2,810	3,135,375
PepsiCo, Inc.
4.65%, 2/15/13	2,802	3,016,437
Pfizer, Inc.
4.45%, 3/15/12	6,003	6,334,768
Procter & Gamble Co. (The)
1.375%, 8/01/12	3,132	3,152,039

		52,508,556

Energy - 2.3%
Apache Corp.
5.25%, 4/15/13	2,890	3,149,571
Chevron Corp.
3.95%, 3/03/14	3,665	3,887,623
ConocoPhillips
4.75%, 2/01/14	3,650	3,964,754
Shell International Finance BV
3.25%, 9/22/15	5,924	6,073,196
Statoil ASA
2.90%, 10/15/14	5,952	6,070,606
Total Capital SA
3.125%, 10/02/15	6,016	6,098,323

		29,244,073

Technology - 1.6%
Cisco Systems, Inc.
2.90%, 11/17/14	1,765	1,808,086
5.25%, 2/22/11	1,866	1,923,508
Dell, Inc.
3.375%, 6/15/12	2,134	2,215,256
Hewlett-Packard Co.
2.95%, 8/15/12	1,408	1,457,152

International Business Machines Corp.
2.10%, 5/06/13	6,055	6,132,631
Microsoft Corp.
2.95%, 6/01/14	3,045	3,159,087
Oracle Corp.
4.95%, 4/15/13	2,885	3,146,274

		19,841,994

Transportation - Services - 0.3%
United Parcel Service, Inc.
3.875%, 4/01/14	3,095	3,282,096

		169,048,795

Financial Institutions - 4.4%
Banking - 3.3%
Bank of America Corp.
4.50%, 8/01/10	3,805	3,826,814
Bank of New York Mellon Corp. (The)
4.30%, 5/15/14	1,785	1,899,665
BB&T Corp.
3.375%, 9/25/13	3,505	3,587,742
Citigroup, Inc.
6.375%, 8/12/14	2,864	3,026,286
JPMorgan Chase & Co.
7.875%, 6/15/10	4,685	4,694,623
Royal Bank of Canada
5.65%, 7/20/11	4,960	5,214,002
State Street Corp.
4.30%, 5/30/14	3,015	3,160,251
UnionBanCal Corp.
5.25%, 12/16/13	5,212	5,600,429
US Bancorp
4.20%, 5/15/14	3,822	4,008,923
Wells Fargo & Co. Series I
3.75%, 10/01/14	5,874	5,972,454

		40,991,189

Finance - 0.2%
HSBC Finance Corp.
8.00%, 7/15/10	2,923	2,944,776

Insurance - 0.6%
Metropolitan Life Global Funding I
2.875%, 9/17/12 (a)	7,700	7,868,561

Other Finance - 0.3%
ORIX Corp.
5.48%, 11/22/11	3,130	3,243,074

		55,047,600

Utility - 0.7%
Electric - 0.7%
National Rural Utilities Cooperative Finance Corp.
3.875%, 9/16/15	5,790	6,016,777
Southern Co.
4.15%, 5/15/14	2,001	2,103,929

		8,120,706

Total Corporates - Investment Grades (cost $226,646,015)		232,217,101

ASSET-BACKED SECURITIES - 16.0%
Autos - Fixed Rate - 5.3%
Bank of America Auto Trust Series 2009-1A, Class A3
2.67%, 7/15/13 (a)	11,000	11,172,820
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)	8,610	8,874,885
Series 2009-3A, Class A4
2.67%, 12/15/16 (a)	12,380	12,584,991
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A
3 2.82%, 1/15/16	6,418	6,537,040
Honda Auto Receivables Owner Trust Series 2009-3, Class A3
2.31%, 5/15/13	3,420	3,462,080
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A4
2.43%, 3/15/16	7,560	7,637,606
Nissan Auto Lease Trust Series 2009-B, Class A3
2.07%, 1/15/15	5,515	5,558,955
Series 2009-B, Class A4
2.65%, 1/15/15	10,555	10,732,506

		66,560,883

Credit Cards - Floating Rate - 4.8%
Chase Issuance Trust Series 2007-A1, Class A1
0.357%, 3/15/13 (b)	4,825	4,819,486
Series 2009-A2, Class A2
1.887%, 4/15/14 (b)	13,000	13,318,976
Citibank Omni Master Trust Series 2009-A14A, Class A14
3.087%, 8/15/18 (a)(b)+	14,000	14,628,205
Series 2009-A8, Class A8
2.437%, 5/16/16 (a)(b)	8,400	8,522,265
Discover Card Master Trust Series 2009-A1, Class A1
1.637%, 12/15/14 (b)+	11,000	11,197,229
Series 2010-A1, Class A1
0.987%, 9/15/15 (b)	7,206	7,246,808

		59,732,969

Autos - Floating Rate - 1.2%
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A
0.41%, 4/20/13(b)	4,360	4,333,705
Wheels SPV LLC Series 2009-1, Class A
1.887%, 3/15/18(a)(b)+	10,699	10,716,083

		15,049,788

Other ABS - Fixed Rate - 1.2%
Dunkin Securitization Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,600	1,560,000
John Deere Owner Trust Series 2009-A, Class A3
2.59%, 10/15/13	4,149	4,193,925
Series 2009-B, Class A4
2.33%, 5/16/16	8,875	8,981,542

		14,735,467

Other ABS - Floating Rate - 1.1%
CNH Wholesale Master Note Trust Series 2009-1A, Class A
2.037%, 7/15/15 (a)(b)+	14,000	14,139,887
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.443%, 2/25/47 (b)(c)	1,865	9,323

		14,149,210

Home Equity Loans - Floating Rate - 0.8%
ACE Securities Corp. Series 2003-OP1, Class A2
0.703%, 12/25/33 (b)	18	12,607
BNC Mortgage Loan Trust Series 2007-2, Class M5
1.243%, 5/25/37 (b)(d)	1,200	40,348
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF
3.95%, 1/25/33	1,344	1,162,306
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF4, Class A2
0.633%, 6/25/34 (b)	38	29,843
HSBC Home Equity Loan Trust Series 2006-1, Class M1
0.62%, 1/20/36 (b)	1,284	1,013,612
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2
0.543%, 6/25/37 (a)(b)	3,571	1,220,317
Lehman XS Trust Series 2005-2, Class 1M1
0.843%, 8/25/35 (b)	5,000	115,663
Series 2006-1, Class 1M1
0.793%, 2/25/36 (b)	4,000	71,886
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A
0.463%, 4/25/37 (b)	466	461,416
Newcastle Mortgage Securities Trust Series 2007-1, Class 2A1
0.473%, 4/25/37 (b)	2,227	1,588,050
Novastar Home Equity Loan Series 2007-2, Class M1
0.643%, 9/25/37 (b)	4,935	152,398

Option One Mortgage Loan Trust Series 2006-2, Class 2A2
0.443%, 7/25/36 (b)	2,366	1,471,850
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(e)	716	705,431
Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2
0.473%, 7/25/37 (b)	4,185	2,074,524
Specialty Underwriting & Residential Finance Series 2005-AB2, Class M1
0.793%, 6/25/36 (b)	2,000	720,848

		10,841,099

Home Equity Loans - Fixed Rate - 0.8%
American General Mortgage Loan Trust Series 2003-1, Class A3
4.03%, 4/25/33	2,642	2,255,812
Countrywide Asset-Backed Certificates Series 2007-S1, Class A3
5.81%, 11/25/36	2,426	1,111,681
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	1,611,966
Series 2005-CB4, Class AF2
4.751%, 8/25/35	604	596,520
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (a)	469	465,722
Flagstar Home Equity Loan Trust Series 2007-1A, Class AF2
5.765%, 1/25/35 (a)	2,172	2,024,615
Home Equity Mortgage Trust Series 2006-5, Class A1
5.50%, 1/25/37	2,371	310,461
Nationstar NIM Trust Series 2007-A, Class A
9.97%, 3/25/37 (c)(f)	35	0
Structured Asset Securities Corp. Series 2007-RM1, Class AIO
5.00%, 5/25/47 (a)(g)	9,201	1,443,579

		9,820,356

Credit Cards - Fixed Rate - 0.8%
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.25%, 12/23/14	9,625	9,742,815

Total Asset-Backed Securities (cost $227,511,428)		200,632,587

MORTGAGE PASS-THRU’S - 14.1%
Agency Fixed Rate 30-Year - 7.5%
Federal Home Loan Mortgage Corp. Gold Series 2007
6.00%, 7/01/37-9/01/37	2,336	2,522,936
Federal National Mortgage Association Series 2007

6.50%, 10/01/37	36,161	39,453,317
Series 2008
6.00%, 8/01/38	12,123	13,076,989
6.50%, 12/01/28-7/01/35	22,247	24,491,632
Government National Mortgage Association Series 2008
6.50%, 9/15/38	12,806	13,987,164

		93,532,038

Agency ARMs - 6.1%
Federal Home Loan Mortgage Corp. Series 2005
3.097%, 5/01/35 (e)	4,328	4,536,638
Series 2007
5.926%, 11/01/36 (b)	4,355	4,600,576
6.088%, 1/01/37 (b)	3,598	3,815,567
Federal National Mortgage Association Series 2003
4.813%, 12/01/33 (e)	1,318	1,390,039
Series 2005
2.569%, 2/01/35 (b)	7,195	7,503,183
4.666%, 10/01/35 (e)	3,896	4,102,835
5.328%, 1/01/36 (e)	2,820	2,976,878
Series 2006
2.882%, 1/01/36 (e)	10,924	11,415,383
5.506%, 5/01/36 (b)	5,922	6,224,840
5.651%, 7/01/36 (e)	4,641	4,892,831
5.759%, 11/01/36 (b)	6,329	6,676,957
Series 2007
3.592%, 11/01/35 (b)	6,426	6,754,017
5.473%, 2/01/37 (b)	5,611	5,849,314
6.187%, 1/01/37 (b)	2,700	2,841,378
Series 2009
4.775%, 7/01/38 (e)	3,277	3,459,201

		77,039,637

Agency Fixed Rate 15-Year - 0.5%
Federal National Mortgage Association Series 1998
6.00%, 10/01/13-12/01/13	22	24,212
Series 2001
6.00%, 11/01/16	117	126,122
Series 2002
6.00%, 12/01/17	71	76,728
Series 2005
6.00%, 6/01/17-6/01/20	223	240,103
Series 2006
6.00%, 5/01/21-1/01/22	4,123	4,458,929
Series 2007
6.00%, 2/01/22	1,083	1,169,325

		6,095,419

Total Mortgage Pass-Thru’s (cost $168,922,533)		176,667,094

CMOs - 7.5%
Agency Floating Rate - 6.2%
Fannie Mae REMICS Series 2003-52, Class FV
1.343%, 5/25/31 (b)	951	956,947
Series 2005, Class 17 FA
0.643%, 3/25/35 (b)	22,425	22,239,242
Series 2005-38, Class F
0.643%, 5/25/35 (b)	16,605	16,473,815
Fannie Mae Whole Loan Series 2003-W13, Class AV2
0.623%, 10/25/33 (b)	233	202,620
Freddie Mac REMICS Series 2976, Class DF
0.637%, 10/15/34 (b)	21,067	20,904,072
Series 3001, Class HN
0.637%, 5/15/35 (b)	16,417	16,286,873
Series R008, Class FK
0.737%, 7/15/23 (b)	890	880,447

		77,944,016

Non-Agency Floating Rate - 0.9%
Adjustable Rate Mortgage Trust Series 2005-11, Class 5M1
0.813%, 2/25/36 (b)(d)	4,155	47,699
American Home Mortgage Investment Trust Series 2005-2, Class 2A1
1.913%, 9/25/45 (b)	77	36,564
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1
1.291%, 11/25/46 (b)	1,987	879,697
Homebanc Mortgage Trust Series 2005-4, Class A2
0.673%, 10/25/35 (b)	3,101	1,813,474
Lehman XS Trust Series 2007-2N, Class M1
0.683%, 2/25/37 (b)(d)	1,785	17
MLCC Mortgage Investors, Inc. Series 2004-A, Class A1
0.573%, 4/25/29 (b)	93	79,534
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A
0.78%, 2/25/42 (a)(b)	3,258	3,158,363
Sequoia Mortgage Trust Series 2007-3, Class 1A1
0.54%, 7/20/36 (b)	2,982	2,471,144
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3
0.573%, 5/25/35 (b)	132	109,713
Structured Asset Mortgage Investments, Inc. Series 2004-AR5, Class 1A1
0.669%, 10/19/34 (b)	650	559,483

WaMu Mortgage Pass Through Certificates Series 2006-AR4, Class 1A1B
1.361%, 5/25/46 (b)	1,215	483,716
Series 2006-AR9, Class 1AB2
0.563%, 8/25/46 (b)	3,141	1,100,509

		10,739,913

Agency Fixed Rate - 0.3%
Fannie Mae REMICS Series 2005-86, Class WH
5.00%, 11/25/25	1,492	1,491,399
Series 2006-50, Class PA
5.00%, 4/25/27	2,652	2,695,838

		4,187,237

Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1
5.25%, 8/25/36	960	828,444

Total CMOs (cost $105,504,595)		93,699,610

AGENCIES - 5.3%
Agency Debentures - 5.3%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	8,760	8,943,513
Citibank NA - FDIC Insured
1.875%, 5/07/12	18,659	18,957,600
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.25%, 6/15/12	13,670	14,268,568
JPMorgan Chase & Co. - FDIC Insured
3.125%, 12/01/11	10,565	10,917,459
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	6,000	6,131,562
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	7,493	7,731,877

Total Agencies (cost $65,183,267)		66,950,579

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Floating Rate CMBS - 1.7%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C
0.647%, 3/15/22 (a)(b)	2,500	2,097,929
Commercial Mortgage Pass Through Certificates Series 2005-F10A, Class A1
0.437%, 4/15/17 (a)(b)	245	243,202
Series 2005-FL11, Class D
0.677%, 11/15/17 (a)(b)	1,107	1,055,287
Series 2007-FL14, Class C
0.637%, 6/15/22 (a)(b)	3,871	2,712,873
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD
0.807%, 10/15/21 (a)(b)	4,900	4,161,582

Series 2007-TFLA, Class A2
0.457%, 2/15/22 (a)(b)	8,000	6,776,990
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2004-LLFA, Class C
0.647%, 10/15/17 (a)(b)	2,400	2,302,787
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H
0.737%, 9/15/21 (a)(b)	2,600	1,062,385
Series 2007-WHL8, Class E
0.737%, 6/15/20 (a)(b)	2,725	347,202

		20,760,237

Non-Agency Fixed Rate CMBS - 0.9%
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,661,086
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	5,899,057

		11,560,143

Total Commercial Mortgage-Backed Securities (cost $39,888,235)		32,320,380

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (h)	13,152,786	13,152,786

	Principal Amount (000)
Certificates of Deposit - 1.0%
Royal Bank of Canada
2.25%, 3/15/13	$12,810	12,980,014

Total Short-Term Investments (cost $25,956,263)		26,132,800

Total Investments - 102.7% (cost $1,314,347,278) (i)		1,285,604,435
Other assets less liabilities - (2.7)% (j)		(34,247,444)

Net Assets – 100.0%		$1,251,356,991

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	2,137	September 2010	$465,649,360	$466,166,518	$517,158
Sold Contracts
U.S. T-Note 10 Yr Futures	181	September 2010	21,804,487	$21,697,375	107,112
U.S. T-Note 5 Yr Futures	891	September 2010	104,259,167	103,954,641	304,526

					$928,796

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate market value of these securities amounted to $126,006,684 or 10.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2010.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2010, are considered illiquid and restricted

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.97%, 3/25/37	4/04/07	$35,213	$0	0.00%
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.443%, 2/25/47	5/25/07	1,822,451	9,323	0.00%

(d)	Illiquid security.
(e)	Variable rate coupon, rate shown as of May 31, 2010.
(f)	Fair valued.
(g)	IO - Interest Only
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,492,701 and gross unrealized depreciation of investments was $(49,235,544), resulting in net unrealized depreciation of $(28,742,843).
(j)	An amount of U.S. $996,400 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $50,681,404.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the fund’s total exposure to subprime investments was 2.46% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
REMIC	-	Real Estate Mortgage Investment Conduit

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$456,984,284	$—	$456,984,284
Corporates - Investment Grades	—	232,217,101	—	232,217,101
Asset-Backed Securities	—	151,086,455	49,546,132	200,632,587
Mortgage Pass-Thru’s	—	176,667,094	—	176,667,094
CMOs	—	81,928,633	11,770,977	93,699,610
Agencies	—	66,950,579	—	66,950,579
Commercial Mortgage-Backed Securities	—	15,161,419	17,158,961	32,320,380
Short-Term Investments
Investment Companies	13,152,786	—	—	13,152,786
Certificates of Deposit	—	12,980,014	—	12,980,014

Total Investments in Securities	13,152,786	1,193,975,579	78,476,070	1,285,604,435
Other Financial Instruments*:
Assets	928,796	—	—	928,796
Liabilities	—	—	—	—
TALF Loans	—	—	(44,749,076)	(44,749,076)

Total	$14,081,582	$1,193,975,579	$33,726,994	$1,241,784,155

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	CMOs	Commercial Mortgage- Backed Securities
Balance as of 8/31/09	$61,249,235	$20,934,198	$9,301,725
Accrued discounts /premiums	7,653	(284)	1,984
Realized gain (loss)	(2,487,460)	(5,467,120)	(8,377,518)
Change in unrealized appreciation/depreciation	8,806,369	11,283,797	13,975,954
Net purchases (sales)	(18,029,665)	(14,979,614)	(2,502,720)
Net transfers in and/or out of Level 3	—	—	4,759,536

Balance as of 05/31/10	$49,546,132	$11,770,977	$17,158,961

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$4,866,624	$5,033,716	$6,087,878

	TALF Loans	Total
Balance as of 8/31/09	$(70,260,000)	$21,225,158
Accrued discounts /premiums	—	9,353
Realized gain (loss)	—	(16,332,098)
Change in unrealized appreciation/depreciation	—	34,066,120
Net purchases (sales)	25,510,924	(10,001,075)
Net transfers in and/or out of Level 3	—	4,759,536

Balance as of 05/31/10	$(44,749,076)	$33,726,994

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$—	$15,988,218

13

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 33.5%
Industrial - 16.8%
Basic - 2.4%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	$2,110	$2,073,761
ArcelorMittal
6.125%, 6/01/18	3,570	3,622,186
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	3,132	3,662,814
Celulosa Arauco y Constitucion SA
8.625%, 8/15/10	999	1,012,263
Dow Chemical Co. (The)
7.375%, 11/01/29	200	214,752
8.55%, 5/15/19	4,115	4,880,419
Eastman Chemical Co.
5.50%, 11/15/19	686	719,462
EI du Pont de Nemours & Co.
5.875%, 1/15/14	1,539	1,735,153
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	2,885	3,137,437
International Paper Co.
5.30%, 4/01/15	2,625	2,770,961
7.50%, 8/15/21	797	910,909
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,436,381
PPG Industries, Inc.
5.75%, 3/15/13	3,190	3,474,583
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	3,260	3,604,954

		33,256,035

Capital Goods - 1.0%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	299	315,624
John Deere Capital Corp.
5.25%, 10/01/12	2,660	2,877,389
Lafarge SA
6.15%, 7/15/11	2,204	2,280,853
Republic Services, Inc.
5.25%, 11/15/21 (a)	1,213	1,238,841
5.50%, 9/15/19 (a)	1,768	1,866,066
Tyco International Finance SA
6.00%, 11/15/13	1,250	1,391,891
8.50%, 1/15/19	1,265	1,612,298
United Technologies Corp.
4.875%, 5/01/15	1,591	1,760,701

		13,343,663

Communications - Media - 1.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	3,710	4,118,193
CBS Corp.
5.75%, 4/15/20	905	924,028
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,746	3,690,808

Comcast Corp.
5.50%, 3/15/11	2,767	2,857,907
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	1,200	1,269,786
News America Holdings, Inc.
9.25%, 2/01/13	670	780,215
News America, Inc.
6.55%, 3/15/33	1,383	1,450,103
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,345	1,688,206
RR Donnelley & Sons Co.
4.95%, 4/01/14	710	723,618
Time Warner Cable, Inc.
7.50%, 4/01/14	1,325	1,526,269
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,680	3,351,292
WPP Finance UK
5.875%, 6/15/14	376	402,505
8.00%, 9/15/14	2,616	3,061,432

		25,844,362

Communications - Telecommunications - 2.5%
America Movil SAB de CV
5.00%, 3/30/20 (a)	2,987	2,974,646
AT&T Corp.
8.00%, 11/15/31	295	363,918
British Telecommunications PLC
9.125%, 12/15/10 (b)	3,066	3,193,349
Embarq Corp.
7.082%, 6/01/16	3,780	4,068,690
Qwest Corp.
7.50%, 10/01/14	3,270	3,441,675
8.875%, 3/15/12	660	705,375
Telecom Italia Capital SA
6.175%, 6/18/14	2,510	2,596,628
6.375%, 11/15/33	375	331,658
7.175%, 6/18/19	1,450	1,536,081
United States Cellular Corp.
6.70%, 12/15/33	4,720	4,680,121
Verizon Communications, Inc.
4.90%, 9/15/15	2,540	2,755,189
5.25%, 4/15/13	2,310	2,518,634
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	2,259	2,401,385
Vodafone Group PLC
5.50%, 6/15/11	3,015	3,141,072

		34,708,421

Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
5.75%, 9/08/11	1,105	1,152,548
7.30%, 1/15/12	1,178	1,276,056
7.75%, 1/18/11	437	453,858
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	2,465	2,545,566

Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	2,530	2,600,926

		8,028,954

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
6.875%, 5/01/12	2,130	2,321,219
7.625%, 4/15/31	2,810	3,230,797
Viacom, Inc.
5.625%, 9/15/19	2,895	3,075,781

		8,627,797

Consumer Cyclical - Other - 0.7%
Marriott International, Inc. Series J
5.625%, 2/15/13	4,120	4,366,804
MDC Holdings, Inc.
5.50%, 5/15/13	4,540	4,727,384

		9,094,188

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	1,460	1,657,613

Consumer Non-Cyclical - 3.3%
Ahold Finance USA LLC
6.875%, 5/01/29	3,105	3,439,480
Altria Group, Inc.
9.70%, 11/10/18	1,675	2,030,906
Baxter FinCo BV
4.75%, 10/15/10	2,678	2,719,865
Bottling Group LLC
6.95%, 3/15/14	2,315	2,709,490
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,711	1,778,477
5.875%, 5/15/13	2,720	2,912,532
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,767,730
Campbell Soup Co.
6.75%, 2/15/11	2,205	2,299,059
ConAgra Foods, Inc.
7.875%, 9/15/10	68	69,262
Delhaize Group SA
5.875%, 2/01/14	775	858,181
Diageo Capital PLC
7.375%, 1/15/14	2,340	2,721,097
Fisher Scientific International, Inc.
6.125%, 7/01/15	2,336	2,417,760
Fortune Brands, Inc.
4.875%, 12/01/13	2,016	2,121,080
Kroger Co. (The)
6.80%, 12/15/18	2,175	2,509,528
PepsiCo, Inc.
4.65%, 2/15/13	2,505	2,696,708
Pfizer, Inc.
5.35%, 3/15/15	2,620	2,933,234
Procter & Gamble Co. (The)
4.70%, 2/15/19	2,607	2,777,868

Safeway, Inc.
6.50%, 3/01/11	453	469,536
Universal Health Services, Inc.
7.125%, 6/30/16	2,345	2,388,040
Wyeth
5.50%, 2/01/14	2,212	2,459,047

		46,078,880

Energy - 1.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	3,050	3,248,857
6.45%, 9/15/36	877	830,317
Apache Corp.
5.25%, 4/15/13	1,455	1,585,684
Baker Hughes, Inc.
6.50%, 11/15/13	1,300	1,471,323
Canadian Natural Resources Ltd.
5.15%, 2/01/13	1,220	1,306,210
Hess Corp.
7.875%, 10/01/29	1,793	2,193,149
Marathon Oil Corp.
7.50%, 2/15/19	995	1,158,686
Nabors Industries, Inc.
9.25%, 1/15/19	2,995	3,646,676
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,397,439
Valero Energy Corp.
6.125%, 2/01/20	1,635	1,654,354
Weatherford International Ltd.
5.15%, 3/15/13	1,600	1,689,154
9.625%, 3/01/19	1,540	1,885,810

		24,067,659

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	3,341	3,274,180

Technology - 1.2%
Cisco Systems, Inc.
5.25%, 2/22/11	2,470	2,546,123
Computer Sciences Corp.
5.50%, 3/15/13	2,290	2,462,309
Dell, Inc.
5.625%, 4/15/14	1,645	1,826,202
Electronic Data Systems LLC Series B
6.00%, 8/01/13	3,850	4,327,169
Motorola, Inc.
6.50%, 9/01/25	1,800	1,795,977
7.50%, 5/15/25	290	304,890
7.625%, 11/15/10	146	150,622
Oracle Corp.
5.00%, 1/15/11	2,480	2,540,284
Xerox Corp.
8.25%, 5/15/14	310	361,185

		16,314,761

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,772,167
5.75%, 12/15/16	1,115	1,172,023

		2,944,190

Transportation - Services - 0.3%
Con-way, Inc.
6.70%, 5/01/34	2,269	2,185,247
Ryder System, Inc.
5.85%, 11/01/16	930	1,006,697
7.20%, 9/01/15	908	1,046,495

		4,238,439

		231,479,142

Financial Institutions - 12.6%
Banking - 6.2%
American Express Co.
7.25%, 5/20/14	1,900	2,155,666
8.125%, 5/20/19	2,785	3,391,991
Anz National International Ltd.
6.20%, 7/19/13 (a)	1,890	2,082,402
Bank of America Corp.
4.875%, 1/15/13	4,230	4,407,123
7.625%, 6/01/19	1,700	1,930,183
Series L
5.65%, 5/01/18	1,400	1,408,057
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	170	179,767
Barclays Bank PLC
8.55%, 6/15/11 (a)	961	903,340
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	5,410	5,572,900
Citigroup, Inc.
5.50%, 4/11/13	2,900	2,987,296
6.50%, 8/19/13	2,770	2,917,345
8.50%, 5/22/19	2,750	3,222,139
Compass Bank
5.50%, 4/01/20	4,989	4,701,264
Countrywide Home Loans, Inc. Series L
4.00%, 3/22/11	1,151	1,171,892
Credit Suisse USA, Inc.
5.50%, 8/15/13	1,128	1,234,882
Deutsche Bank AG
5.00%, 10/12/10	2,730	2,767,527
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	2,855	3,152,040
JPMorgan Chase & Co.
6.75%, 2/01/11	2,925	3,028,448
JPMorgan Chase Capital XXV Series Y
6.80%, 10/01/37	733	708,930
Lloyds TSB Bank PLC
4.375%, 1/12/15 (a)	3,820	3,650,545
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	3,700	3,302,194
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	1,607	1,626,657

Morgan Stanley
5.45%, 1/09/17	1,615	1,559,279
6.60%, 4/01/12	960	1,010,086
National Australia Bank Ltd.
3.75%, 3/02/15 (a)	3,175	3,200,175
National City Bank/Cleveland OH
6.25%, 3/15/11	4,245	4,388,116
Nationwide Building Society
6.25%, 2/25/20 (a)	3,415	3,353,018
SouthTrust Corp.
5.80%, 6/15/14	3,315	3,539,721
Standard Chartered PLC
6.409%, 1/30/17 (a)	4,800	4,087,286
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	2,174,968
Union Bank NA
5.95%, 5/11/16	1,005	1,060,328
Wachovia Corp.
5.50%, 5/01/13	4,155	4,497,418

		85,372,983

Finance - 0.9%
General Electric Capital Corp.
4.80%, 5/01/13	2,795	2,955,911
Series A
4.375%, 11/21/11	2,713	2,825,720
HSBC Finance Corp.
7.00%, 5/15/12	2,095	2,261,159
SLM Corp. Series A
5.375%, 1/15/13-5/15/14	4,650	4,329,589

		12,372,379

Insurance - 3.9%
Aetna, Inc.
6.00%, 6/15/16	1,010	1,131,255
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	1,820	1,979,130
Assurant, Inc.
5.625%, 2/15/14	1,028	1,079,787
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	1,656	1,686,220
CIGNA Corp.
5.125%, 6/15/20	1,155	1,167,823
Coventry Health Care, Inc.
5.95%, 3/15/17	665	656,715
6.125%, 1/15/15	260	261,584
6.30%, 8/15/14	2,060	2,182,518
Genworth Financial, Inc.
6.515%, 5/22/18	4,100	3,902,831
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	1,605	1,761,370
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	685	665,014
5.50%, 3/30/20	3,221	3,062,388
Humana, Inc.
6.30%, 8/01/18	1,514	1,587,574
6.45%, 6/01/16	285	302,954

7.20%, 6/15/18	610	676,594
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	2,683	2,768,403
Lincoln National Corp.
8.75%, 7/01/19	791	973,235
Markel Corp.
7.125%, 9/30/19	1,685	1,837,161
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,510	1,982,690
MetLife, Inc.
7.717%, 2/15/19	1,159	1,341,209
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,585	2,913,070
Principal Financial Group, Inc.
7.875%, 5/15/14	2,220	2,542,828
Prudential Financial, Inc.
5.15%, 1/15/13	2,545	2,690,012
6.20%, 1/15/15	265	291,590
Series D
7.375%, 6/15/19	200	228,972
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	3,065	3,130,125
UnitedHealth Group, Inc.
5.25%, 3/15/11	4,300	4,423,659
WellPoint, Inc.
5.875%, 6/15/17	270	294,271
7.00%, 2/15/19	655	764,050
XL Capital Ltd.
5.25%, 9/15/14	4,520	4,761,391

		53,046,423

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	3,328	3,087,003

REITS - 1.4%
ERP Operating LP
5.25%, 9/15/14	4,570	4,866,004
HCP, Inc.
6.00%, 1/30/17	4,630	4,750,426
Health Care REIT, Inc.
6.20%, 6/01/16	3,980	4,324,433
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,440,673
Simon Property Group LP
5.625%, 8/15/14	3,236	3,503,556

		19,885,092

		173,763,880

Utility - 2.9%
Electric - 1.8%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	3,175	3,185,465
Carolina Power & Light Co.
6.50%, 7/15/12	2,595	2,842,062
FirstEnergy Corp. Series B
6.45%, 11/15/11	58	61,362

Series C
7.375%, 11/15/31	2,291	2,366,921
FPL Group Capital, Inc.
5.625%, 9/01/11	2,855	2,997,442
Midamerican Energy Holdings Co.
5.875%, 10/01/12	2,093	2,283,559
Nisource Finance Corp.
6.80%, 1/15/19	3,445	3,809,688
Pacific Gas & Electric Co.
4.80%, 3/01/14	1,700	1,837,862
Southern Co. Series A
5.30%, 1/15/12	999	1,060,899
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,568,510
Teco Finance, Inc.
4.00%, 3/15/16	745	752,019
5.15%, 3/15/20	915	928,773
Union Electric Co.
6.70%, 2/01/19	315	355,717

		24,050,279

Natural Gas - 0.9%
DCP Midstream LLC
7.875%, 8/16/10	506	512,545
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,040,657
7.50%, 7/01/38	3,329	3,570,762
Enterprise Products Operating LLC Series G
5.60%, 10/15/14	1,278	1,383,054
EQT Corp.
8.125%, 6/01/19	1,707	2,041,304
Williams Partners LP
5.25%, 3/15/20 (a)	4,178	4,176,701

		12,725,023

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	2,785	3,033,639

		39,808,941

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)	7,890	7,673,025
Petrobras International Finance Co.
5.75%, 1/20/20	5,100	5,061,332
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	3,055	3,375,775

		16,110,132

Total Corporates - Investment Grades (cost $436,623,790)		461,162,095

GOVERNMENTS - TREASURIES - 28.3%
United States - 28.3%
U.S. Treasury Bonds
4.50%, 2/15/36	25,015	26,320,483
U.S. Treasury Notes
0.875%, 2/28/11-5/31/11	31,240	31,374,005
1.75%, 11/15/11	18,785	19,094,652
2.25%, 1/31/15	33,584	33,937,806
2.375%, 8/31/14	31,515	32,179,777
2.50%, 3/31/15	63,975	65,334,469
2.625%, 7/31/14	50,455	52,051,447
3.375%, 11/15/19	41,255	41,509,626
3.625%, 2/15/20	10,105	10,364,729
3.75%, 11/15/18	73,505	76,978,973

Total Governments - Treasuries (cost $381,464,000)		389,145,967

MORTGAGE PASS-THRU’S - 15.1%
Agency Fixed Rate 30-Year - 13.8%
Federal Home Loan Mortgage Corp. Gold
6.50%, TBA	4,610	5,021,300
Series 2005
4.50%, 8/01/35-10/01/35	2,899	2,979,354
Series 2006
4.50%, 1/01/36-5/01/36	160	164,407
Series 2007
5.50%, 7/01/35	4,070	4,362,456
Series 2008
6.50%, 5/01/35	4,208	4,654,894
Federal National Mortgage Association
5.50%, 1/01/35	6,499	6,962,404
6.00%, TBA	19,570	21,077,497
Series 2003
5.00%, 11/01/33	12,454	13,121,072
5.50%, 4/01/33-7/01/33	14,717	15,778,997
Series 2004
5.50%, 4/01/34-11/01/34	11,619	12,448,997
Series 2005
4.50%, 8/01/35-10/01/35	19,887	20,472,217
5.50%, 2/01/35	2,840	3,045,262
6.00%, 4/01/35	8,806	9,652,891
Series 2006
5.00%, 1/01/36-2/01/36	15,377	16,152,287
Series 2007
4.50%, 9/01/35-8/01/37	11,975	12,371,018
5.50%, 8/01/37	20,991	22,506,395
Series 2008
6.00%, 3/01/37	17,594	19,055,153

		189,826,601

Agency ARMs - 1.3%
Federal Home Loan Mortgage Corp. Series 2007
6.003%, 2/01/37 (c)	2,495	2,628,725
Series 2009
3.843%, 4/01/36 (d)	5,588	5,869,685

Federal National Mortgage Association Series 2003
4.813%, 12/01/33 (d)	1,828	1,928,882
Series 2006
5.439%, 2/01/36 (d)	2,343	2,467,759
6.091%, 3/01/36 (d)	1,323	1,374,129
Series 2007
4.667%, 3/01/34 (d)	3,711	3,893,443

		18,162,623

Total Mortgage Pass-Thru’s (cost $195,314,149)		207,989,224

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%
Non-Agency Fixed Rate CMBS - 8.1%
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A4
5.451%, 1/15/49	6,845	6,651,428
Series 2007-4, Class A4
5.744%, 2/10/51	6,835	6,701,842
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4
5.70%, 6/11/50	6,455	6,373,678
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4
6.094%, 12/10/49	8,585	8,591,749
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	2,900,085
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	6,290,016
Series 2006-C5, Class A3
5.311%, 12/15/39	4,500	4,355,172
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4
5.736%, 12/10/49	1,470	1,432,047
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class A4
5.818%, 6/15/49	855	799,817
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4
5.263%, 6/15/29	6,015	6,241,246
Series 2006-C6, Class A4
5.372%, 9/15/39	8,090	8,105,231
Series 2007-C1, Class A4
5.424%, 2/15/40	8,825	8,564,301
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4
5.909%, 6/12/46	3,075	3,206,163
Series 2006-3, Class A4
5.414%, 7/12/46	6,885	6,825,120
Morgan Stanley Capital I Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,155	7,614,066

Series 2007-IQ13, Class A4
5.364%, 3/15/44	4,035	3,880,731
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3
5.765%, 7/15/45	8,565	8,750,460
Series 2006-C28, Class A4
5.572%, 10/15/48	7,235	7,176,411
Series 2007-C32, Class A3
5.74%, 6/15/49	6,885	6,552,251

		111,011,814

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E
0.725%, 3/06/20 (a)(c)	1,855	1,617,313

Total Commercial Mortgage-Backed Securities (cost $113,803,524)		112,629,127

ASSET-BACKED SECURITIES - 3.2%
Credit Cards - Floating Rate - 1.8%
Citibank Omni Master Trust Series 2009-A14A, Class A14
3.087%, 8/15/18 (a)(c)+	14,000	14,628,205
Discover Card Master Trust Series 2009-A1, Class A1
1.637%, 12/15/14 (c)+	11,000	11,197,229

		25,825,434

Autos - Floating Rate - 0.8%
Wheels SPV LLC Series 2009-1, Class A
1.887%, 3/15/18 (a)(c)+	10,699	10,716,083

Credit Cards - Fixed Rate - 0.3%
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5
4.85%, 2/18/14	4,150	4,286,663

Home Equity Loans - Floating Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1
0.613%, 5/25/37 (c)(e)	3,715	147,798
HSBC Home Equity Loan Trust Series 2005-3, Class A1
0.60%, 1/20/35 (c)	849	736,165
Lehman XS Trust Series 2005-4, Class 1M1
0.843%, 10/25/35 (c)	4,347	51,000
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A
0.463%, 4/25/37 (c)	425	421,119

Option One Mortgage Loan Trust Series 2006-3, Class M1
0.573%, 2/25/37 (c)(e)	1,785	9,403

		1,365,485

Other ABS - Fixed Rate - 0.1%
Dunkin Securitization Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,000	975,000

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2
1.388%, 12/25/32	596	443,259
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT
3.36%, 1/25/33	554	481,986

		925,245

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.443%, 2/25/47 (c)(f)	2,220	11,098
SLM Student Loan Trust Series 2003-C, Class A1
0.357%, 9/15/16 (c)	72	71,525

		82,623

Total Asset-Backed Securities (cost $55,409,574)		44,176,533

CMOs - 3.0%
Agency Floating Rate - 2.1%
Fannie Mae REMICs Series 2004-92, Class FD
0.693%, 5/25/34 (c)	4,435	4,414,381
Series 2005-21, Class FM
0.693%, 3/25/35 (c)	5,472	5,442,878
Series 2005-72, Class AF
0.643%, 8/25/35 (c)	3,890	3,858,668
Series 2005-99, Class AF
0.693%, 12/25/35 (c)	3,833	3,808,969
Series 2006-42, Class JF
0.853%, 6/25/36 (c)	3,301	3,302,596
Freddie Mac REMICs Series 2920, Class F
0.637%, 1/15/35 (c)	3,998	3,969,345
Series 3001, Class HN
0.637%, 5/15/35 (c)	4,085	4,052,817

		28,849,654

Non-Agency Fixed Rate - 0.5%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1
5.121%, 2/25/36	2,975	1,876,017

Series 2006-3, Class 22A1
5.645%, 5/25/36	1,353	660,508
Series 2007-1, Class 21A1
5.486%, 1/25/47	2,031	1,095,235
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4
5.132%, 5/25/35	2,762	2,471,388
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1
5.796%, 5/25/36	1,730	1,057,707

		7,160,855

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1
1.441%, 12/25/35 (c)	1,265	735,095
Series 2006-OA14, Class 3A1
1.291%, 11/25/46 (c)	4,500	1,992,204
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1
0.873%, 2/25/35 (c)	2,927	100,291

		2,827,590

Non-Agency ARMs - 0.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	3,405	2,284,400

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4
0.515%, 5/28/35	392	368,310

Total CMOs (cost $52,041,398)		41,490,809

AGENCIES - 2.0%
Agency Debentures - 2.0%
Federal National Mortgage Association
6.25%, 5/15/29	12,375	14,822,317
6.625%, 11/15/30	10,490	13,156,988

Total Agencies (cost $27,520,397)		27,979,305

GOVERNMENTS - SOVEREIGN BONDS - 1.7%
Brazil - 0.4%
Republic of Brazil
8.25%, 1/20/34	4,730	6,089,875

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	3,365	3,509,258

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	3,300	3,386,750

Peru - 0.4%
Republic of Peru
8.75%, 11/21/33	4,292	5,665,440

Poland - 0.0%
Republic of Poland
6.375%, 7/15/19	460	499,445

Russia - 0.3%
Russian Federation
7.50%, 3/31/30 (a)	3,419	3,820,420

Total Governments - Sovereign Bonds (cost $21,144,712)		22,971,188

GOVERNMENTS - SOVEREIGN AGENCIES - 1.5%
Germany - 0.2%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	2,695	3,020,198

South Korea - 0.1%
Korea Development Bank
4.625%, 9/16/10	1,335	1,347,697

United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	10,450	10,450,094
2.625%, 5/11/12 (a)	6,000	6,127,440

		16,577,534

Total Governments - Sovereign Agencies (cost $20,548,413)		20,945,429

CORPORATES - NON-INVESTMENT GRADES - 1.5%
Industrial - 1.0%
Basic - 0.1%
Westvaco Corp.
8.20%, 1/15/30	670	716,061

Capital Goods - 0.3%
Masco Corp.
4.80%, 6/15/15	4,795	4,602,548

Consumer Cyclical - Other - 0.3%
Wyndham Worldwide Corp.
6.00%, 12/01/16	4,535	4,401,730

Technology - 0.3%
Xerox Capital Trust I
8.00%, 2/01/27	4,410	4,402,816

		14,123,155

Financial Institutions - 0.5%
Banking - 0.5%
BankAmerica Capital II Series 2 8.00%, 12/15/26	1,950	1,891,500
RBS Capital Trust III
5.512%, 9/30/14	562	297,860

Regions Financial Corp.
6.375%, 5/15/12	975	983,545
Union Planters Corp.
7.75%, 3/01/11	2,817	2,861,897

		6,034,802

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14	524	450,640

		6,485,442

Total Corporates - Non-Investment Grades (cost $20,900,774)		20,608,597

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $13,299,081)	12,792	13,582,871

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	1,990	1,915,375

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	3,390	3,450,837

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	5,677	5,960,850

Total Quasi-Sovereigns (cost $10,782,887)		11,327,062

SUPRANATIONALS - 0.4%
European Investment Bank
4.875%, 2/15/36	1,970	1,999,731
International Bank for Reconstruction & Development
9.25%, 7/15/17	2,340	3,228,224

Total Supranationals (cost $5,014,615)		5,227,955

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
California - 0.3%
State of California 7.625%, 3/01/40 (cost $3,379,755)	3,310	3,567,717

Company	Shares
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (g) (cost $42,010,427)	42,010,427	42,010,427

Total Investments - 103.5% (cost $1,399,257,496) (h)		1,424,814,306
Other assets less liabilities - (3.5)%		(47,820,184)

Net Assets - 100.0%		$1,376,994,122

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Euro settling 6/16/10	21,902	$29,493,106	$26,881,824	$(2,611,282)
Sale Contracts:
Euro settling 6/16/10	21,777	29,428,166	26,728,152	2,700,014

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate market value of these securities amounted to $135,941,172 or 9.9% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2010.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2010.
(d)	Variable rate coupon, rate shown as of May 31, 2010.
(e)	Illiquid security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2010, are considered illiquid and restricted

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.443%, 2/25/47	5/25/07	$2,169,352	$11,098	0.00%

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,293,851 and gross unrealized depreciation of investments was $(28,737,041), resulting in net unrealized appreciation of $25,556,810.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $36,541,517.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the fund’s total exposure to subprime investments was 1.06% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$459,079,693	$2,082,402	$461,162,095
Governments - Treasuries	—	389,145,967	—	389,145,967
Mortgage Pass-Thru’s	—	207,989,224	—	207,989,224
Commercial Mortgage-Backed Securities	—	75,645,332	36,983,795	112,629,127
Asset-Backed Securities	—	40,828,180	3,348,353	44,176,533
CMOs	—	29,217,964	12,272,845	41,490,809
Agencies	—	27,979,305	—	27,979,305
Governments - Sovereign Bonds	—	22,971,188	—	22,971,188
Governments - Sovereign Agencies	—	20,945,429	—	20,945,429
Corporates - Non-Investment Grades	—	20,608,597	—	20,608,597
Inflation-Linked Securities	—	13,582,871	—	13,582,871
Quasi-Sovereigns	—	11,327,062	—	11,327,062
Supranationals	—	5,227,955	—	5,227,955
Local Governments - Municipal Bonds	—	3,567,717	—	3,567,717
Short-Term Investments	42,010,427	—	—	42,010,427

Total Investments in Securities	42,010,427	1,328,116,484	54,687,395	1,424,814,306
Other Financial Instruments*:
Assets	—	2,700,014	—	2,700,014
Liabilities	—	(2,611,282)	—	(2,611,282)
TALF Loans	—	—	(32,569,076)	(32,569,076)

Total	$42,010,427	$1,328,205,216	$22,118,319	$1,392,333,962

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Asset-Backed Securities
Balance as of 8/31/09	$14,820,320	$4,345,586	$5,131,079
Accrued discounts /premiums	249	83,669	1,726
Realized gain (loss)	—	—	8,243
Change in unrealized appreciation/depreciation	40,425	3,563,278	815,072
Net purchases (sales)	—	14,528,663	(2,607,767)
Net transfers in and/or out of Level 3	(12,778,592)	14,462,599	—

Balance as of 5/31/10	$2,082,402	$36,983,795	$3,348,353

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$40,424	$3,563,280	$806,201

	CMOs	Governments - Sovereign Bonds	Corporates -Non- Investment Grades
Balance as of 8/31/09	$13,082,041	$15,962,925	$1,338,752
Accrued discounts /premiums	602	—	394
Realized gain (loss)	17,807	—	(186,897)
Change in unrealized appreciation/depreciation	2,041,599	—	312,800
Net purchases (sales)	(2,869,204)	—	(1,465,049)
Net transfers in and/or out of Level 3	—	(15,962,925)	—

Balance as of 5/31/10	$12,272,845	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$2,029,543	$—	$—

	Quasi-Sovereigns	TALF Loans	Total
Balance as of 8/31/09	$16,817,375	$(76,585,591)	$(5,087,513)
Accrued discounts /premiums	7,819	—	94,459
Realized gain (loss)	296,739	—	135,892
Change in unrealized appreciation/depreciation	181,167	—	6,954,341
Net purchases (sales)	(4,497,550)	44,016,515	47,105,608
Net transfers in and/or out of Level 3	(12,805,550)	—	(27,084,468)

Balance as of 5/31/10	$—	$(32,569,076)	$22,118,319

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$—	$—	$6,439,448

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 99.0%
United States - 99.0%
U.S. Treasury Inflation Index
1.375%, 1/15/20 (TIPS) (a)	U.S.$	16,749	$16,857,967
1.625%, 1/15/15 (TIPS) (a)		116,337	121,881,247
1.625%, 1/15/18 (TIPS)		54,235	56,353,734
1.875%, 7/15/13-7/15/15 (TIPS)		115,509	121,927,840
1.875%, 7/15/19 (TIPS) (a)		19,455	20,517,620
2.00%, 7/15/14 (TIPS) (a)		72,128	76,928,490
2.00%, 1/15/16-1/15/26 (TIPS)		29,832	31,552,618
2.125%, 1/15/19 (TIPS) (a)		32,889	35,373,369
2.375%, 1/15/17 (TIPS)		60,890	66,417,287
2.375%, 1/15/25 (TIPS) (a)		6,303	6,877,743
3.00%, 7/15/12 (TIPS)		52,610	55,860,681
3.375%, 1/15/12 (TIPS) (a)		48,970	51,644,393

Total Inflation-Linked Securities (cost $628,891,718)			662,192,989

CORPORATES - INVESTMENT GRADES - 17.1%
Industrial - 9.1%
Basic - 1.7%
Alcoa, Inc.
5.375%, 1/15/13		1,580	1,632,559
ArcelorMittal
6.125%, 6/01/18		1,570	1,592,950
Dow Chemical Co. (The)
8.55%, 5/15/19		1,370	1,624,830
Eastman Chemical Co.
5.50%, 11/15/19		1,615	1,693,778
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		1,525	1,639,375
International Paper Co.
9.375%, 5/15/19		1,315	1,650,066
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	1,215	1,542,322

			11,375,880

Capital Goods - 0.5%
CRH Finance BV
7.375%, 5/28/14		1,100	1,509,420
Republic Services, Inc.
5.25%, 11/15/21 (b)	U.S.$	1,675	1,710,682

			3,220,102

Communications - Media - 0.7%
Comcast Corp.
5.30%, 1/15/14		1,535	1,674,582
RR Donnelley & Sons Co.
4.95%, 4/01/14		1,650	1,681,647
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,652,978

			5,009,207

Communications - Telecommunications - 1.0%
Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	1,355	2,152,940
Embarq Corp.
7.082%, 6/01/16	U.S.$	1,510	1,625,323
Koninklijke KPN NV
5.00%, 11/13/12	EUR	1,185	1,552,374
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	1,715	1,700,510

			7,031,147

Consumer Cyclical - Automotive - 0.3%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		1,640	1,693,602

Consumer Cyclical - Entertainment - 0.5%
Historic TW, Inc.
9.125%, 1/15/13		1,420	1,652,378
Viacom, Inc.
6.25%, 4/30/16		1,495	1,678,236

			3,330,614

Consumer Cyclical - Other - 0.2%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	1,556,807

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	U.S.$	1,485	1,685,996

Consumer Non-Cyclical - 1.5%
Altria Group, Inc.
9.25%, 8/06/19		1,365	1,619,067
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,673,493
Delhaize Group SA
5.875%, 2/01/14		1,515	1,677,605
Fortune Brands, Inc.
5.125%, 1/15/11		1,615	1,651,546
Reynolds American, Inc.
7.625%, 6/01/16		1,480	1,617,254
Universal Health Services, Inc.
7.125%, 6/30/16		1,485	1,512,256

			9,751,221

Energy - 1.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,500	1,597,799
Hess Corp.
8.125%, 2/15/19		1,355	1,672,207
Nabors Industries, Inc.
9.25%, 1/15/19		1,330	1,619,392
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,628,583
Valero Energy Corp.
6.875%, 4/15/12		1,525	1,642,498
Weatherford International Ltd.
5.15%, 3/15/13		1,560	1,646,925

Williams Cos., Inc. (The)
7.875%, 9/01/21		1,410	1,629,653

			11,437,057

Technology - 0.5%
Motorola, Inc.
7.50%, 5/15/25		1,540	1,619,071
Xerox Corp.
8.25%, 5/15/14		1,425	1,660,289

			3,279,360

Transportation - Railroads - 0.3%
CSX Corp.
7.375%, 2/01/19		1,445	1,734,400

			61,105,393

Financial Institutions - 5.7%
Banking - 2.4%
Bank of Scotland PLC
5.625%, 5/23/13	EUR	1,190	1,563,211
Barclays Bank PLC
5.45%, 9/12/12	U.S.$	1,535	1,622,340
BBVA Senior Finance SAU Series G
3.625%, 5/14/12	EUR	1,200	1,483,780
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	1,445	1,641,641
Citigroup, Inc.
5.50%, 4/11/13		1,565	1,612,110
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		1,470	1,657,469
Santander International Debt SA
5.125%, 4/11/11	EUR	1,200	1,507,370
Standard Chartered Bank
5.875%, 9/26/17 (b)		1,150	1,552,241
UBS AG
5.875%, 7/15/16	U.S.$	1,610	1,700,084
Wachovia Corp.
5.50%, 5/01/13		1,535	1,661,501

			16,001,747

Insurance - 3.3%
Aetna, Inc.
6.75%, 12/15/37		1,550	1,726,729
Allstate Corp. (The)
6.125%, 5/15/37		1,725	1,509,375
CIGNA Corp.
5.125%, 6/15/20		583	589,473
Genworth Financial, Inc.
6.515%, 5/22/18		1,675	1,594,449
Humana, Inc.
7.20%, 6/15/18		1,520	1,685,938
Lincoln National Corp.
8.75%, 7/01/19		1,350	1,661,020
Markel Corp.
7.125%, 9/30/19		543	592,035
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1,585	1,662,598

Metropolitan Life Global Funding I
5.125%, 4/10/13 (b)	1,545	1,666,409
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	1,410	1,588,947
Principal Financial Group, Inc.
7.875%, 5/15/14	1,445	1,655,129
Prudential Financial, Inc. Series D
7.375%, 6/15/19	1,425	1,631,426
Swiss Re Capital I LP
6.854%, 5/25/16 (b)	1,815	1,470,150
UnitedHealth Group, Inc.
5.25%, 3/15/11	1,600	1,646,013
XL Capital Ltd.
5.25%, 9/15/14	1,590	1,674,914

		22,354,605

		38,356,352

Utility - 2.3%
Electric - 1.1%
Ameren Energy Generating Co.
6.30%, 4/01/20	1,650	1,649,461
Nisource Finance Corp.
6.15%, 3/01/13	1,530	1,665,913
Ohio Power Co. Series F
5.50%, 2/15/13	350	381,625
PPL Energy Supply LLC
6.50%, 5/01/18	1,550	1,689,413
Teco Finance, Inc.
4.00%, 3/15/16	1,680	1,695,829

		7,082,241

Natural Gas - 1.2%
DCP Midstream LLC
9.75%, 3/15/19 (b)	1,290	1,646,578
Enterprise Products Operating LLC Series G
5.60%, 10/15/14	1,525	1,650,358
EQT Corp.
8.125%, 6/01/19	1,385	1,656,242
Spectra Energy Capital LLC
8.00%, 10/01/19	1,395	1,672,570
Williams Partners LP
3.80%, 2/15/15 (b)	1,660	1,658,795

		8,284,543

		15,366,784

Total Corporates - Investment Grades (cost $117,588,064)		114,828,529

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 4.2%
Banc of America Commercial Mortgage, Inc. Series 2007-4, Class A4
5.744%, 2/10/51		3,275	3,211,197
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4
6.094%, 12/10/49		3,445	3,447,708
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46		3,350	3,169,750
Series 2007-C9, Class A4
5.816%, 12/10/49		4,250	4,279,615
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4
5.814%, 6/12/43		3,925	4,019,023
Series 2007-C1, Class A4
5.716%, 2/15/51		3,375	3,282,537
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
5.424%, 2/15/40		3,335	3,236,481
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4
5.414%, 7/12/46		3,265	3,236,604

Total Commercial Mortgage-Backed Securities (cost $28,479,014)			27,882,915

GOVERNMENTS - TREASURIES - 2.6%
United States - 2.6%
U.S. Treasury Notes 2.50%, 4/30/15 (a) (cost $17,246,281)		16,905	17,245,737

SUPRANATIONALS - 1.7%
European Bank for Reconstruction & Development Series G
9.25%, 9/10/12	BRL	2,720	1,493,020
European Investment Bank
0.552%, 3/05/12 (c)	U.S.$	3,500	3,521,368
Inter-American Development Bank
0.457%, 3/16/11 (c)		6,610	6,624,872

Total Supranationals (cost $11,617,178)			11,639,260

GOVERNMENTS - SOVEREIGN AGENCIES - 1.7%
Australia - 0.4%
Suncorp-Metway Ltd.
1.803%, 7/16/12 (b)(c)		2,600	2,673,806

United Kingdom - 1.3%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	1,465	2,173,639
Skipton Building Society
2.00%, 4/05/12		1,485	2,167,306

West Bromwich Building Society
2.00%, 4/05/12	U.S.$	1,490	2,182,455
Yorkshire Building Society
2.00%, 3/30/12		1,490	2,182,438

			8,705,838

Total Governments - Sovereign Agencies (cost $11,867,322)			11,379,644

ASSET-BACKED SECURITIES - 1.0%
Credit Cards - Floating Rate - 0.5%
American Express Credit Account Master Trust Series 2007-8, Class A
0.637%, 5/15/15 (c)	U.S.$	3,676	3,678,629

Autos - Fixed Rate - 0.5%
Ford Credit Auto Owner Trust Series 2009-D, Class A4
2.98%, 8/15/14		3,120	3,197,215

Total Asset-Backed Securities (cost $6,898,857)			6,875,844

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18 (b) (cost $4,990,967)		4,365	4,583,250

CORPORATES - NON-INVESTMENT GRADES - 0.2%
Financial Institutions - 0.1%
Finance - 0.1%
Ziggo Bond Co. BV
8.00%, 5/15/18 (b)	EUR	760	904,655

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Mylan, Inc.
7.625%, 7/15/17 (b)	U.S.$	95	95,713
7.875%, 7/15/20 (b)		585	585,731

			681,444

Total Corporates - Non-Investment Grades (cost $1,682,591)			1,586,099

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $663,934)		590	656,375

Company	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (d) (cost $5,193,630)	5,193,630	5,193,630

Total Investments - 129.1% (cost $835,119,556) (e)		864,064,272
Other assets less liabilities - (29.1)% (f)		(195,015,652)

Net Assets - 100.0%		$669,048,620

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	94	June 2010	$13,547,112	$13,908,008	$360,896
German Euro Schatz Futures	238	June 2010	31,819,068	32,101,974	282,906
Sold Contracts
Japan Government Bonds 10 Yr Futures	8	June 2010	12,321,579	12,355,957	(34,378)

					$609,424

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Bank of America
CDX - NAHYS14V1 - 5 Year Index	$19,880	5.00%	6/20/15	$(959,586)
Bank of America
CDX - NAIGS14V1 - 5 Year Index	$66,270	1.00%	6/20/15	$(824,987)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/18/10	5,112	$4,223,020	$4,323,467	$100,447
Australian Dollar settling 6/18/10	10,646	9,789,451	9,004,392	(785,059)
Canadian Dollar settling 7/22/10	6,720	6,499,988	6,384,413	(115,575)
Canadian Dollar settling 7/22/10	39,802	38,507,533	37,815,518	(692,015)
Euro settling 6/16/10	44	53,646	53,390	(256)
Malaysian Ringgit settling 6/28/10	10,754	3,351,093	3,258,927	(92,166)
Norwegian Krone settling 6/30/10	77,665	13,119,279	11,957,466	(1,161,813)
South Korean Won settling 7/29/10	1,645,648	1,332,509	1,376,478	43,969
South Korean Won settling 7/29/10	14,899,870	13,361,315	12,462,775	(898,540)
Swedish Krona settling 6/11/10	220,310	28,337,573	28,061,888	(275,685)
Sale Contracts:
British Pound settling 7/26/10	7,571	10,917,607	10,949,638	(32,031)
Canadian Dollar settling 7/22/10	39,625	38,373,841	37,647,406	726,435
Euro settling 6/16/10	9,770	13,197,078	11,991,349	1,205,729
Euro settling 6/16/10	10,430	13,907,581	12,801,300	1,106,281
Euro settling 6/16/10	754	969,395	924,901	44,494
Euro settling 6/16/10	1,626	1,982,121	1,995,774	(13,653)
Japanese Yen settling 7/15/10	1,565,929	16,820,224	17,236,629	(416,405)
Norwegian Krone settling 6/30/10	45,705	7,298,903	7,036,854	262,049
Norwegian Krone settling 6/30/10	31,607	4,895,107	4,866,325	28,782
Swedish Krona settling 6/11/10	218,435	30,381,390	27,823,029	2,558,361
Swiss Franc settling 6/08/10	7,005	6,608,145	6,044,283	563,862

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at May 31, 2010
Bank of America	0.16%	12/31/10	$6,767,860
Bank of America	0.21%	12/31/10	24,630,602
Bank of America	0.24%	7/20/10	40,621,100
Bank of America	0.36%	12/31/10	25,019,004
Barclays Bank	0.10%	6/01/10	17,158,956
Barclays Bank	0.23%	6/03/10	23,703,882
Barclays Bank	0.23%	6/01/10	6,688,848
Jefferies Group, Inc.	0.20%	12/31/10	16,915,951
Paribas	0.19%	12/31/10	26,455,978
Paribas	0.21%	12/31/10	15,633,138

			$203,595,319

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $177,858,205.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate market value of these securities amounted to $23,488,028 or 3.5% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2010.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,571,436 and gross unrealized depreciation of investments was $(4,626,720), resulting in net unrealized appreciation of $28,944,716.
(f)	An amount of U.S. $308,203 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.

Currency Abbreviations

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Pound Sterling

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$662,192,989	$—	$662,192,989
Corporates - Investment Grades	—	114,828,529	—	114,828,529
Commercial Mortgage-Backed Securities	—	21,435,237	6,447,678	27,882,915
Governments - Treasuries	—	17,245,737	—	17,245,737
Supranationals	—	10,146,240	1,493,020	11,639,260
Governments - Sovereign Agencies	—	11,379,644	—	11,379,644
Asset-Backed Securities	—	6,875,844	—	6,875,844
Quasi-Sovereigns	—	4,583,250	—	4,583,250
Corporates - Non-Investment Grades	—	681,444	904,655	1,586,099
Emerging Markets - Corporate Bonds	—	656,375	—	656,375
Short-Term Investments	5,193,630	—	—	5,193,630

Total Investments in Securities	5,193,630	850,025,289	8,845,353	864,064,272
Other Financial Instruments*:
Assets	643,802	6,640,409	—	7,284,211
Liabilities	(34,378)	(6,267,771)	—	(6,302,149)

Total	$5,803,054	$850,397,927	$8,845,353	$865,046,334

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Supranationals	Corporates - Non- Investment Grades
Balance as of 8/31/09	$—	$—	$—
Accrued discounts /premiums	175	46	50
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(219,369)	25,617	(89,732)
Net purchases (sales)	6,666,872	1,467,357	994,337
Net transfers in and/or out of Level 3	—	—	—

Balance as of 5/31/10	$6,447,678	$1,493,020	$904,655

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$(219,369)	$25,617	$(89,732)

	Total
Balance as of 8/31/09	$—
Accrued discounts /premiums	271
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(283,484)
Net purchases (sales)	9,128,566
Net transfers in and/or out of Level 3	—

Balance as of 5/31/10	$8,845,353

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10	$(283,484)

AllianceBernstein Pooling Portfolios

Volatility Management Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 27.3%
United States - 27.3%
U.S. Treasury Bonds
4.625%, 2/15/40	$397	$423,921
4.75%, 2/15/37	3,090	3,376,789
6.875%, 8/15/25	5,450	7,316,625
U.S. Treasury Notes
0.75%, 11/30/11	6,000	6,009,138
1.00%, 9/30/11-10/31/11	16,207	16,298,192
1.75%, 3/31/14	5,588	5,598,477
1.875%, 2/28/14	8,140	8,200,415
2.25%, 5/31/14	8,050	8,202,193
2.75%, 10/31/13-2/15/19	5,871	5,708,596
3.25%, 3/31/17	3,208	3,314,265
4.625%, 8/31/11	9,995	10,503,336
4.75%, 8/15/17	5,120	5,796,803

Total Governments - Treasuries (cost $80,462,366)		80,748,750

	Shares
COMMON STOCKS - 21.2%
Financials - 2.9%
Capital Markets - 0.4%
Ameriprise Financial, Inc.	800	31,832
Bank of New York Mellon Corp. (The)	3,900	106,080
Charles Schwab Corp. (The)	3,150	51,471
Credit Suisse Group AG	2,120	81,827
Daiwa Securities Group, Inc.	3,000	13,438
Deutsche Bank AG	1,111	66,110
E*Trade Financial Corp. (a)	6,200	9,176
Federated Investors, Inc.-Class B	300	6,663
Franklin Resources, Inc.	500	49,045
Goldman Sachs Group, Inc. (The)	1,750	252,455
Invesco Ltd.	1,350	25,056
Janus Capital Group, Inc.	600	6,396
Julius Baer Group Ltd.	788	22,809
Legg Mason, Inc.	500	14,860
Macquarie Group Ltd.	627	23,120
Man Group PLC	7,387	24,710
Mizuho Securities Co., Ltd.	3,000	7,340
Morgan Stanley	4,500	121,995
Nomura Holdings, Inc.	7,000	43,179
Northern Trust Corp.	750	38,107
SBI Holdings, Inc.	45	7,646
State Street Corp.	1,600	61,072
T Rowe Price Group, Inc.	800	39,616
UBS AG (a)	6,701	88,783

		1,192,786

Commercial Banks - 1.2%
Alpha Bank AE (a)	2,508	14,083
Australia & New Zealand Banking Group Ltd.	4,718	89,291
Banca Monte dei Paschi di Siena SpA (a)	20,753	22,693
Banco Bilbao Vizcaya Argentaria SA	6,706	69,208
Banco de Sabadell SA	3,491	14,799

Company	Shares	U.S. $ Value
Banco Espirito Santo SA	1,729	$6,612
Banco Popular Espanol SA	2,762	13,879
Banco Santander SA	15,498	155,941
Bank of East Asia Ltd.	3,600	12,866
Bank of Kyoto Ltd. (The)	1,000	7,916
Bank of Yokohama Ltd. (The)	2,000	9,537
Bankinter SA	1,056	6,019
Barclays PLC	21,491	93,747
BB&T Corp.	2,200	66,528
BNP Paribas	1,784	101,082
BOC Hong Kong Holdings Ltd.	7,000	15,636
Chiba Bank Ltd. (The)	1,000	6,047
Chugoku Bank Ltd. (The)	1,000	11,542
Chuo Mitsui Trust Holdings, Inc.	2,000	7,013
Comerica, Inc.	550	20,955
Commerzbank AG (a)	3,179	22,623
Commonwealth Bank of Australia	2,890	126,621
Credit Agricole SA	1,849	19,876
Danske Bank A/S (a)	1,107	22,252
DBS Group Holdings Ltd.	3,000	29,533
DnB NOR ASA	2,255	22,404
EFG Eurobank Ergasias SA (a)	1,039	5,202
Erste Group Bank AG	207	7,276
Fifth Third Bancorp	2,550	33,124
First Horizon National Corp. (a)	700	8,715
Fukuoka Financial Group, Inc.	2,000	8,268
Gunma Bank Ltd. (The)	1,000	5,105
Hachijuni Bank Ltd. (The)	2,000	10,664
Hang Seng Bank Ltd.	1,400	18,716
Hiroshima Bank Ltd. (The)	2,000	7,800
Hokuhoku Financial Group, Inc.	4,000	7,202
HSBC Holdings PLC	34,387	309,969
Huntington Bancshares, Inc.	2,300	14,168
Intesa Sanpaolo SpA	14,506	37,784
Iyo Bank Ltd. (The)	1,000	8,718
Joyo Bank Ltd. (The)	2,000	7,658
KBC Groep NV (a)	589	22,734
KeyCorp	2,800	22,456
Lloyds Banking Group PLC (a)	71,823	58,098
M&T Bank Corp.	300	23,772
Marshall & Ilsley Corp.	1,700	13,855
Mitsubishi UFJ Financial Group, Inc.	24,600	119,130
Mizuho Financial Group, Inc.	25,800	46,442
Mizuho Trust & Banking Co., Ltd. (a)	9,000	7,646
National Australia Bank Ltd.	3,947	82,228
National Bank of Greece SA (a)	1,700	20,567
Natixis (a)	4,929	21,489
Nordea Bank AB	6,083	49,590
Oversea-Chinese Banking Corp. Ltd.	5,000	29,807
PNC Financial Services Group, Inc.	1,700	106,675
Raiffeisen International Bank Holding AG	360	15,133
Regions Financial Corp.	3,850	29,375
Resona Holdings, Inc.	900	11,295
Royal Bank of Scotland Group PLC (a)	34,764	23,170
Shizuoka Bank Ltd. (The)	1,000	8,123
Skandinaviska Enskilda Banken AB	4,240	21,675
Societe Generale (a)	1,184	50,662
Standard Chartered PLC	3,810	89,634
Sumitomo Mitsui Financial Group, Inc.	2,400	71,333

Sumitomo Trust & Banking Co., Ltd. (The)	3,000	16,008
SunTrust Banks, Inc.	1,600	43,120
Svenska Handelsbanken AB	956	23,086
Swedbank AB (a)	1,608	14,233
UniCredit Italiano SpA	30,847	63,994
Unione di Banche Italiane SCPA	2,261	20,160
United Overseas Bank Ltd.	2,000	25,915
US Bancorp	6,150	147,354
Wells Fargo & Co.	16,750	480,557
Westpac Banking Corp.	5,542	108,774
Yamaguchi Financial Group, Inc.	1,000	9,448
Zions BanCorp.	500	11,975

		3,388,585

Consumer Finance - 0.1%
American Express Co.	3,850	153,499
Capital One Financial Corp.	1,450	59,885
Discover Financial Services	1,750	23,538
ORIX Corp.	200	15,243
SLM Corp. (a)	1,550	17,221

		269,386

Diversified Financial Services - 0.6%
ASX Ltd.	531	13,929
Bank of America Corp.	32,450	510,763
Citigroup, Inc. (a)	63,550	251,658
CME Group, Inc.-Class A	250	79,162
Deutsche Boerse AG	367	22,455
Eurazeo	281	16,837
Groupe Bruxelles Lambert SA	318	22,777
Hong Kong Exchanges and Clearing Ltd.	1,900	29,287
ING Groep NV (a)	6,855	53,536
IntercontinentalExchange, Inc. (a)	250	29,032
Investor AB	1,435	23,016
JPMorgan Chase & Co.	12,850	508,603
Leucadia National Corp. (a)	600	13,152
Mitsubishi UFJ Lease & Finance Co., Ltd.	220	8,223
Moody’s Corp.	600	12,300
NASDAQ OMX Group, Inc. (The) (a)	450	8,366
NYSE Euronext	850	24,370
Pargesa Holding SA	214	14,257
Singapore Exchange Ltd.	2,000	10,529

		1,652,252

Insurance - 0.6%
Aegon NV (a)	3,860	21,743
Aflac, Inc.	1,500	66,450
Allianz SE	855	85,417
Allstate Corp. (The)	1,700	52,071
American International Group, Inc. (a)	450	15,921
AMP Ltd.	4,786	22,745
AON Corp.	850	33,549
Assicurazioni Generali SpA	2,199	39,744
Assurant, Inc.	350	12,145
Aviva PLC	5,211	23,910
Berkshire Hathaway, Inc. (a)	5,400	380,970
Chubb Corp.	1,050	52,752
Cincinnati Financial Corp.	500	13,595

Genworth Financial, Inc.-Class A (a)	1,550	24,165
Hartford Financial Services Group, Inc.	1,400	35,098
Insurance Australia Group Ltd.	7,513	23,123
Legal & General Group PLC	20,187	22,934
Lincoln National Corp.	950	25,137
Loews Corp.	1,100	35,761
Mapfre SA	2,198	6,048
Marsh & McLennan Cos., Inc.	1,700	37,077
MetLife, Inc.	2,600	105,274
MS&AD Insurance Group Holdings	1,000	24,387
Muenchener Rueckversicherungs AG (MunichRe)	372	47,169
NKSJ Holdings, Inc. (a)	3,000	18,381
Principal Financial Group, Inc.	1,000	27,190
Progressive Corp. (The)	2,150	42,118
Prudential Financial, Inc.	1,500	86,565
Prudential PLC	4,769	37,178
QBE Insurance Group Ltd.	1,929	31,813
RSA Insurance Group PLC	13,580	22,877
Sampo Oyj	1,093	23,012
SCOR SE	854	16,450
Sony Financial Holdings, Inc.	2	6,717
Standard Life PLC	8,576	22,359
Suncorp-Metway Ltd.	3,312	22,649
Swiss Reinsurance Co., Ltd.	650	26,321
T&D Holdings, Inc.	550	12,784
Tokio Marine Holdings, Inc.	1,400	38,708
Torchmark Corp.	250	12,883
Travelers Cos., Inc. (The)	1,650	81,625
Unum Group	1,050	24,255
XL Capital Ltd.-Class A	1,100	19,371
Zurich Financial Services AG	277	56,282

		1,836,723

Real Estate Investment Trusts (REITs) - 0.0%
Plum Creek Timber Co., Inc.	500	17,510

Real Estate Management & Development - 0.0%
CapitaMalls Asia Ltd.	40,000	60,273
Cheung Kong Holdings Ltd.	3,000	33,883
Daito Trust Construction Co., Ltd.	200	10,050
Daiwa House Industry Co., Ltd.	1,000	9,568
Hang Lung Group Ltd.	3,000	14,378

		128,152

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,500	18,915
People’s United Financial, Inc.	1,200	16,764

		35,679

		8,521,073

Information Technology - 2.3%
Communications Equipment - 0.3%
Cisco Systems, Inc. (a)	18,500	428,460
Harris Corp.	400	18,764
JDS Uniphase Corp. (a)	700	8,050
Juniper Networks, Inc. (a)	1,650	43,923
Motorola, Inc. (a)	7,450	51,032
Nokia Oyj	7,053	70,852
QUALCOMM, Inc.	5,400	192,024

Telefonaktiebolaget LM Ericsson -Class B	5,672	56,979
Tellabs, Inc.	1,200	10,800

		880,884

Computers & Peripherals - 0.5%
Apple, Inc. (a)	2,950	758,622
Dell, Inc. (a)	5,550	73,982
EMC Corp. (a)	6,600	122,892
Fujitsu Ltd.	4,000	25,463
Hewlett-Packard Co.	7,600	349,676
Lexmark International, Inc.-Class A (a)	250	9,388
NEC Corp.	5,000	13,871
NetApp, Inc. (a)	1,100	41,448
QLogic Corp. (a)	350	6,342
SanDisk Corp. (a)	700	32,634
Seiko Epson Corp.	400	5,538
Teradata Corp. (a)	550	17,567
Toshiba Corp. (a)	8,000	41,030
Western Digital Corp. (a)	700	24,367

		1,522,820

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	1,100	35,596
Amphenol Corp.-Class A	550	23,320
Corning, Inc.	5,000	87,150
FLIR Systems, Inc. (a)	500	14,245
Foxconn International Holdings Ltd. (a)	7,000	5,182
Fujifilm Holdings Corp.	900	26,508
Hirose Electric Co. Ltd.	100	9,472
Hitachi High-Technologies Corp.	400	7,660
Hitachi Ltd. (a)	8,000	32,318
Hoya Corp.	800	19,003
Ibiden Co., Ltd.	200	6,018
Jabil Circuit, Inc.	600	8,214
Keyence Corp.	100	22,003
Kyocera Corp.	300	26,094
Molex, Inc.	450	9,531
Murata Manufacturing Co., Ltd.	400	19,435
Nippon Electric Glass Co., Ltd.	1,000	12,865
Omron Corp.	400	8,273
TDK Corp.	200	11,615

		384,502

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	550	21,846
eBay, Inc. (a)	3,650	78,146
Google, Inc.-Class A (a)	800	388,144
Monster Worldwide, Inc. (a)	400	5,916
VeriSign, Inc. (a)	600	16,746
Yahoo! Japan Corp.	27	9,418
Yahoo!, Inc. (a)	3,850	59,059

		579,275

IT Services - 0.3%
Automatic Data Processing, Inc.	1,600	65,408
Cap Gemini SA	502	22,750

Cognizant Technology Solutions Corp.-Class A (a)	950	47,538
Computer Sciences Corp. (a)	500	24,995
Fidelity National Information Services, Inc.	1,050	28,896
Fiserv, Inc. (a)	500	23,775
International Business Machines Corp.	4,250	532,355
Itochu Techno-Solutions Corp.	100	3,574
Mastercard, Inc.-Class A	350	70,619
Nomura Research Institute Ltd.	300	6,751
NTT Data Corp.	2	7,329
Paychex, Inc.	1,000	28,540
SAIC, Inc. (a)	950	16,330
Total System Services, Inc.	600	8,760
Visa, Inc.-Class A	1,450	105,067
Western Union Co. (The)-Class W	2,200	35,112

		1,027,799

Office Electronics - 0.1%
Brother Industries Ltd.	700	7,666
Canon, Inc.	2,000	81,749
Konica Minolta Holdings, Inc.	1,000	10,929
Ricoh Co., Ltd.	1,000	14,228
Xerox Corp.	4,350	40,499

		155,071

Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (a)	1,800	15,426
Advantest Corp.	300	6,680
Altera Corp.	950	22,392
Analog Devices, Inc.	950	27,711
Applied Materials, Inc.	4,300	55,513
ASML Holding NV	812	22,783
Broadcom Corp.-Class A	1,350	46,602
Elpida Memory, Inc. (a)	400	7,113
Infineon Technologies AG (a)	3,835	21,432
Intel Corp.	17,850	382,347
KLA-Tencor Corp.	550	16,924
Linear Technology Corp.	700	19,572
LSI Corp. (a)	2,100	11,193
MEMC Electronic Materials, Inc. (a)	700	7,945
Microchip Technology, Inc.	600	16,710
Micron Technology, Inc. (a)	2,750	24,997
National Semiconductor Corp.	750	10,538
Novellus Systems, Inc. (a)	300	7,746
NVIDIA Corp. (a)	1,750	22,995
Rohm Co., Ltd.	200	12,673
STMicroelectronics NV	2,898	22,803
Sumco Corp. (a)	400	7,192
Teradyne, Inc. (a)	550	6,039
Texas Instruments, Inc.	4,000	97,680
Tokyo Electron Ltd.	300	17,538
Xilinx, Inc.	900	22,005

		932,549

Software - 0.5%
Adobe Systems, Inc. (a)	1,650	52,932
Autodesk, Inc. (a)	750	21,945
Autonomy Corp. PLC (a)	942	23,720

BMC Software, Inc. (a)	600	22,206
CA, Inc.	1,250	25,312
Citrix Systems, Inc. (a)	600	26,166
Compuware Corp. (a)	700	5,733
Electronic Arts, Inc. (a)	1,050	17,335
Intuit, Inc. (a)	1,000	35,740
Konami Corp.	500	8,249
McAfee, Inc. (a)	500	15,900
Microsoft Corp.	24,650	635,970
Nintendo Co., Ltd.	200	58,152
Novell, Inc. (a)	1,100	6,413
Oracle Corp.	12,600	284,382
Oracle Corp. Japan	200	9,307
Red Hat, Inc. (a)	600	17,586
Salesforce.com, Inc. (a)	400	34,612
SAP AG (a)	1,616	68,391
Symantec Corp. (a)	2,600	36,842
Trend Micro, Inc.	300	8,741

		1,415,634

		6,898,534

Equity:Other - 2.1%
Diversified/Specialty - 1.8%
Alexandria Real Estate Equities, Inc.	960	62,957
Allgreen Properties Ltd.	17,000	12,397
American Campus Communities, Inc.	1,120	29,982
Artis Real Estate Investment Trust	1,100	11,759
Babis Vovos International Construction SA (a)	580	1,567
BioMed Realty Trust, Inc.	2,450	41,674
British Land Co. PLC	23,318	150,963
CA Immobilien Anlagen AG (a)	1,840	19,193
Canadian Real Estate Investment Trust	1,400	36,689
CapitaLand Ltd.	74,000	188,544
CB Richard Ellis Group, Inc.-Class A (a)	850	13,455
City Developments Ltd.	16,000	117,326
Cofinimmo	270	31,098
Corrections Corp. of America (a)	2,620	52,138
Country Garden Holdings Co.	74,000	21,130
Cousins Properties, Inc.	2,150	16,576
Dexus Property Group	107,480	70,171
DIC Asset AG	500	3,643
Digital Realty Trust, Inc.	1,760	100,162
DuPont Fabros Technology, Inc.	1,290	32,947
Entertainment Properties Trust	910	37,255
Eurobank Properties Real Estate Investment Co.	420	2,981
F&C Commercial Property Trust Ltd.	6,000	8,257
FKP Property Group	18,340	12,057
Fonciere Des Regions (a)	870	78,453
Forest City Enterprises, Inc. (a)	2,860	37,924
Franklin Street Properties Corp.	1,720	21,242
Gecina SA	766	62,293
GPT Group	45,630	102,742
H&R Real Estate Investment Trust	3,300	51,582
Hang Lung Properties Ltd.	49,000	171,656
Heiwa Real Estate Co., Ltd.	3,000	7,642
Helical Bar PLC	2,370	9,934
Henderson Land Development Co., Ltd.	26,000	155,101

Hopson Development Holdings Ltd.	14,400	17,203
Hysan Development Co., Ltd.	17,000	44,116
ICADE	751	60,815
ING UK Real Estate Income Trust Ltd.	7,260	5,031
Investors Real Estate Trust	1,610	14,055
IRP Property Investments Ltd.	1,810	2,159
ISIS Property Ltd.	1,180	1,574
Kenedix Realty Investment Corp.-Class A	5	14,374
Keppel Land Ltd.	17,000	42,060
Kerry Properties Ltd.	15,000	62,041
Kiwi Income Property Trust	18,000	11,223
Klovern AB	2,690	8,210
Kungsleden AB	3,000	17,295
Land Securities Group PLC	19,752	170,580
Lexington Realty Trust	2,580	16,022
Minerva PLC (a)	3,670	5,940
Mitsubishi Estate Co., Ltd.	25,000	383,721
Mitsui Fudosan Co., Ltd.	21,000	317,805
Morguard Real Estate Investment Trust	900	11,460
New World China Land Ltd.	38,400	11,952
New World Development Ltd.	71,000	113,661
Nomura Real Estate Holdings, Inc.	2,200	30,471
Quintain Estates & Development PLC (a)	11,770	7,962
Shui On Land Ltd.	32,500	13,997
Singapore Land Ltd.	4,000	18,151
Sino Land Co., Ltd.	62,000	103,202
Soho China Ltd.	46,000	24,114
ST Modwen Properties PLC (a)	3,310	8,257
Standard Life Investment Property Income Trust PLC	2,500	2,097
Sumitomo Realty & Development Co., Ltd.	11,000	195,421
Sun Hung Kai Properties Ltd.	45,000	597,392
Suntec Real Estate Investment Trust	38,000	34,082
Swire Pacific Ltd.	1,500	16,220
TAG Immobilien AG (a)	720	3,711
Tokyu Land Corp.	9,000	32,794
Tokyu REIT, Inc.	3	16,114
Top REIT, Inc.	2	9,270
UK Commercial Property Trust Ltd.	7,800	8,941
Unibail-Rodamco SE	2,132	324,817
Unite Group PLC (a)	3,580	9,871
United Urban Investment Corp.	3	17,473
Vornado Realty Trust	4,470	347,230
Washington Real Estate Investment Trust	1,290	37,900
Wereldhave Belgium NV	50	3,691
Wereldhave NV	470	33,757
Wharf Holdings Ltd.	33,000	161,506
Wihlborgs Fastigheter AB	860	15,098

		5,178,326

Health Care - 0.3%
Chartwell Seniors Housing Real Estate Investment Trust	2,700	18,652
Cogdell Spencer, Inc.	920	6,173
Extendicare Real Estate Investment Trust	1,700	14,700
HCP, Inc.	7,360	234,490
Health Care REIT, Inc.	3,170	136,564
Healthcare Realty Trust, Inc.	1,350	30,955
LTC Properties, Inc.	500	12,845
Medical Properties Trust, Inc.	2,480	23,684

National Health Investors, Inc.	600	24,708
National Healthcare Corp.	220	7,678
Nationwide Health Properties, Inc.	2,500	88,725
Omega Healthcare Investors, Inc.	1,990	39,521
Primary Health Properties PLC	1,340	5,582
Senior Housing Properties Trust	2,830	58,977
Universal Health Realty Income Trust	260	8,468
Ventas, Inc.	4,050	190,147

		901,869

Triple Net - 0.0%
Getty Realty Corp.	400	8,928
National Retail Properties, Inc.	1,770	38,905
Realty Income Corp.	2,320	72,245

		120,078

		6,200,273

Industrials - 2.1%
Aerospace & Defense - 0.4%
BAE Systems PLC	6,668	30,916
Boeing Co. (The)	2,450	157,241
European Aeronautic Defence and Space Co. NV	1,281	25,019
General Dynamics Corp.	1,250	84,875
Goodrich Corp.	450	31,230
Honeywell International, Inc.	2,450	104,787
ITT Corp.	600	28,968
L-3 Communications Holdings, Inc.	400	33,052
Lockheed Martin Corp.	1,050	83,916
Northrop Grumman Corp.	1,000	60,490
Precision Castparts Corp.	500	58,350
Raytheon Co.	1,200	62,892
Rockwell Collins, Inc.	550	32,087
Rolls-Royce Group PLC (a)	3,492	29,568
Safran SA	878	23,393
Singapore Technologies Engineering Ltd.	4,000	8,881
United Technologies Corp.	3,050	205,509

		1,061,174

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	550	31,960
Deutsche Post AG	1,594	23,688
Expeditors International of Washington, Inc.	650	24,824
FedEx Corp.	1,050	87,664
Kuehne + Nagel International AG	245	22,908
TNT NV	963	24,100
United Parcel Service, Inc.-Class B	3,250	203,970
Yamato Holdings Co., Ltd.	700	9,411

		428,525

Airlines - 0.0%
All Nippon Airways Co., Ltd. (a)	3,000	8,923
Cathay Pacific Airways Ltd.	4,000	7,649
Deutsche Lufthana (REG)	1,662	22,097
Singapore Airlines Ltd.	1,000	10,055
Southwest Airlines Co.	2,400	29,856

		78,580

Building Products - 0.0%
Asahi Glass Co., Ltd.	2,000	20,986

Assa Abloy AB	442	8,830
Cie de St-Gobain	725	27,518
Daikin Industries Ltd.	400	13,362
JS Group Corp.	500	9,591
Masco Corp.	1,150	15,353
TOTO Ltd.	1,000	6,214

		101,854

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	350	11,963
Brambles Ltd.	4,045	22,275
Capita Group PLC (The)	2,071	23,211
Cintas Corp.	400	10,400
Dai Nippon Printing Co., Ltd.	1,000	12,081
G4S PLC	6,179	23,338
Iron Mountain, Inc.	550	13,486
Pitney Bowes, Inc.	650	14,716
Republic Services, Inc.-Class A	1,000	29,120
RR Donnelley & Sons Co.	650	12,454
Secom Co., Ltd.	400	17,205
Stericycle, Inc. (a)	250	14,655
Toppan Printing Co., Ltd.	1,000	8,314
Waste Management, Inc.	1,550	50,390

		263,608

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	399	14,726
Bouygues SA	547	22,879
Fluor Corp.	550	25,806
Fomento de Construcciones y Contratas SA	242	5,885
Jacobs Engineering Group, Inc. (a)	400	16,704
Kajima Corp.	4,000	9,370
Leighton Holdings Ltd.	815	22,330
Obayashi Corp.	2,000	7,809
Quanta Services, Inc. (a)	650	13,475
Shimizu Corp.	2,000	6,830
Skanska AB	1,000	14,626
Vinci SA	832	37,125

		197,565

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	4,156	70,685
Alstom SA	464	21,893
Emerson Electric Co.	2,400	111,456
First Solar, Inc. (a)	200	22,472
Furukawa Electric Co., Ltd.	2,000	8,518
GS Yuasa Corp.	1,000	6,727
Legrand SA	499	14,538
Mitsubishi Electric Corp.	4,000	32,521
Nidec Corp.	200	18,185
Panasonic Electric Works Co., Ltd.	1,000	10,270
Rockwell Automation, Inc.	450	24,043
Roper Industries, Inc.	300	17,406
Schneider Electric SA	444	43,743
Sumitomo Electric Industries Ltd.	1,400	16,521
Vestas Wind Systems A/S (a)	468	22,198

		441,176

Industrial Conglomerates - 0.4%
3M Co.	2,350	186,378
Fraser and Neave Ltd.	2,000	6,979
General Electric Co.	34,500	564,075
Hankyu Hanshin Holdings, Inc.	2,000	8,790
Hutchison Whampoa Ltd.	4,000	24,992
Keppel Corp. Ltd.	2,000	12,441
Koninklijke Philips Electronics NV	1,831	54,286
Orkla ASA	1,127	7,788
SembCorp Industries Ltd.	3,000	8,574
Siemens AG	1,550	139,454
Smiths Group PLC	1,491	22,134
Textron, Inc.	850	17,570

		1,053,461

Industrial Warehouse Distribution - 0.2%
AMB Property Corp.	3,820	99,053
Ascendas Real Estate Investment Trust	46,000	62,398
DCT Industrial Trust, Inc.	4,560	22,070
EastGroup Properties, Inc.	580	21,448
First Industrial Realty Trust, Inc. (a)	1,350	9,031
First Potomac Realty Trust	800	11,760
Mapletree Logistics Trust	33,000	18,538
ProLogis	12,200	138,836
ProLogis European Properties	3,150	15,462
Segro PLC	15,940	65,471
Warehouses De Pauw SCA	190	7,537

		471,604

Machinery - 0.3%
Amada Co., Ltd.	1,000	7,267
Atlas Copco AB-Class A	1,646	23,219
Caterpillar, Inc.	2,050	124,558
Cummins, Inc.	700	47,586
Danaher Corp.	850	67,473
Deere & Co.	1,350	77,868
Dover Corp.	600	26,934
Eaton Corp.	550	38,473
Fanuc Ltd.	400	41,997
Flowserve Corp.	200	19,020
Hino Motors Ltd.	2,000	9,896
Hitachi Construction Machinery Co., Ltd.	400	8,074
IHI Corp.	4,000	6,842
Illinois Tool Works, Inc.	1,250	58,037
Japan Steel Works Ltd. (The)	1,000	9,381
JTEKT Corp.	700	7,265
Kawasaki Heavy Industries Ltd.	3,000	8,569
Komatsu Ltd.	1,800	33,538
Kone Oyj	585	22,772
Kubota Corp.	2,000	16,373
Kurita Water Industries Ltd.	300	7,761
Makita Corp.	300	8,208
MAN SE	273	23,248
Minebea Co. Ltd.	1,000	5,626
Mitsubishi Heavy Industries Ltd.	6,000	21,835
NSK Ltd.	1,000	7,179
NTN Corp.	1,000	4,218
PACCAR, Inc.	1,150	47,150
Pall Corp.	350	11,918
Parker Hannifin Corp.	550	33,803
Sandvik AB	1,923	22,469

Scania AB	1,009	14,743
SembCorp Marine Ltd.	3,000	8,577
SKF AB	1,285	22,299
SMC Corp.	100	12,805
Snap-On, Inc.	200	8,840
Sumitomo Heavy Industries Ltd.	1,000	5,640
THK Co., Ltd.	400	8,111
Vallourec SA	130	23,809
Volvo AB (a)	837	8,283
Volvo AB-Class B (a)	2,178	22,468
Zardoya Otis SA	473	6,095

		990,227

Marine - 0.0%
AP Moller - Maersk A/S	4	29,662
Kawasaki Kisen Kaisha Ltd. (a)	2,000	8,071
Mitsui OSK Lines Ltd.	2,000	14,137
Neptune Orient Lines Ltd. (a)	5,000	6,672
Nippon Yusen KK	3,000	10,713

		69,255

Mixed Office Industrial - 0.0%
Goodman Group	140,590	73,037
ING Industrial Fund	56,070	18,337

		91,374

Professional Services - 0.0%
Adecco SA	448	21,583
Dun & Bradstreet Corp.	200	14,598
Equifax, Inc.	400	12,100
Experian PLC	2,795	24,848
Randstad Holding NV (a)	339	14,017
Robert Half International, Inc.	450	11,380
SGS SA	13	16,325

		114,851

Road & Rail - 0.1%
Central Japan Railway Co.	3	23,793
CSX Corp.	1,250	65,312
East Japan Railway Co.	700	44,462
Keihin Electric Express Railway Co., Ltd.	1,000	8,298
Keio Corp.	1,000	6,116
Kintetsu Corp.	3,000	8,818
MTR Corp.	3,500	12,177
Nippon Express Co., Ltd.	2,000	8,779
Norfolk Southern Corp.	1,150	64,929
Odakyu Electric Railway Co., Ltd.	1,000	8,022
Ryder System, Inc.	150	6,741
Tobu Railway Co., Ltd.	2,000	10,279
Tokyu Corp.	2,000	7,903
Union Pacific Corp.	1,650	117,859
West Japan Railway Co.	3	10,540

		404,028

Trading Companies & Distributors - 0.1%
Fastenal Co.	400	20,176
ITOCHU Corp.	3,000	24,709
Marubeni Corp.	3,000	16,773
Mitsubishi Corp.	2,400	54,047

Mitsui & Co., Ltd.	3,300	47,305
Noble Group Ltd.	6,181	7,690
Sumitomo Corp.	2,100	22,782
Toyota Tsusho Corp.	600	8,296
Wolseley PLC (a)	1,073	25,300
WW Grainger, Inc.	200	20,350

		247,428

Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA	1,041	14,808
Atlantia SpA	1,225	22,612
Auckland International Airport Ltd.	10,827	13,777
Transurban Group	5,712	21,037

		72,234

		6,086,944

Consumer Staples - 1.8%
Beverages - 0.4%
Anheuser-Busch InBev NV	1,359	64,694
Asahi Breweries Ltd.	700	11,647
Brown-Forman Corp.-Class B	350	19,411
Carlsberg A/S	306	23,053
Coca Cola Hellenic Bottling Co. SA	672	14,613
Coca-Cola Amatil Ltd.	2,530	23,146
Coca-Cola Co. (The)	7,450	382,930
Coca-Cola Enterprises, Inc.	1,000	26,100
Diageo PLC	4,713	71,911
Dr Pepper Snapple Group, Inc.	800	30,288
Foster’s Group Ltd.	5,254	24,399
Heineken NV	609	25,944
Kirin Holdings Co., Ltd.	2,000	26,770
Molson Coors Brewing Co.-Class B	500	20,520
PepsiCo, Inc.	5,300	333,317
Pernod-Ricard SA	373	27,743
SABMiller PLC	1,779	49,972

		1,176,458

Food & Staples Retailing - 0.4%
Aeon Co., Ltd.	1,200	12,377
Carrefour SA	1,195	48,981
Casino Guichard Perrachon SA	195	14,879
Costco Wholesale Corp.	1,400	81,550
CVS Caremark Corp.	4,450	154,103
Delhaize Group SA	310	24,725
FamilyMart Co., Ltd.	200	6,430
J Sainsbury PLC	3,160	14,720
Koninklijke Ahold NV	2,245	28,156
Kroger Co. (The)	2,100	42,273
Lawson, Inc.	200	8,428
Metro AG	437	22,902
Olam International Ltd.	2,000	3,330
Safeway, Inc.	1,250	27,675
Seven & I Holdings Co., Ltd.	1,500	34,444
Supervalu, Inc.	650	8,756
Sysco Corp.	1,900	56,639
Tesco PLC	14,955	88,657
Wal-Mart Stores, Inc.	6,900	348,864
Walgreen Co.	3,150	100,926
Wesfarmers Ltd.	1,893	46,052
Whole Foods Market, Inc. (a)	550	22,237

WM Morrison Supermarkets PLC	6,241	23,733
Woolworths Ltd.	2,334	52,039

		1,272,876

Food Products - 0.4%
Ajinomoto Co., Inc.	1,000	8,432
Archer-Daniels-Midland Co.	2,050	51,803
Campbell Soup Co.	600	21,486
ConAgra Foods, Inc.	1,400	33,852
Danone	1,036	52,824
Dean Foods Co. (a)	550	5,857
General Mills, Inc.	1,100	78,353
Golden Agri-Resources Ltd.	22,000	7,927
Hershey Co. (The)	550	25,740
HJ Heinz Co.	1,000	44,180
Hormel Foods Corp.	200	7,960
JM Smucker Co. (The)	400	22,088
Kellogg Co.	800	42,744
Kraft Foods, Inc.-Class A	5,600	160,160
McCormick & Co., Inc.	400	15,428
Mead Johnson Nutrition Co.-Class A	650	32,058
MEIJI Holdings Co., Ltd.	200	7,172
Nestle SA	6,853	309,275
Nisshin Seifun Group, Inc.	500	5,511
Nissin Foods Holdings Co., Ltd.	300	9,858
Sara Lee Corp.	2,250	31,882
Tyson Foods, Inc.-Class A	950	16,701
Unilever NV	3,068	83,253
Unilever PLC	2,417	64,908
Wilmar International Ltd.	2,000	8,248
Yakult Honsha Co., Ltd.	300	7,323

		1,155,023

Household Products - 0.3%
Clorox Co.	500	31,410
Colgate-Palmolive Co.	1,600	124,944
Kimberly-Clark Corp.	1,350	81,945
Procter & Gamble Co. (The)	9,400	574,246
Reckitt Benckiser Group PLC	1,147	53,393
Unicharm Corp.	100	9,871

		875,809

Personal Products - 0.1%
Avon Products, Inc.	1,350	35,762
Beiersdorf AG	454	24,565
Estee Lauder Cos., Inc. (The)-Class A	350	20,395
Kao Corp.	1,000	21,301
L’Oreal SA	451	41,636
Shiseido Co., Ltd.	700	13,343

		157,002

Tobacco - 0.2%
Altria Group, Inc.	6,700	135,943
British American Tobacco PLC	4,270	125,371
Imperial Tobacco Group PLC	1,914	49,576
Japan Tobacco, Inc.	8	25,097
Lorillard, Inc.	550	39,320
Philip Morris International, Inc.	6,050	266,926
Reynolds American, Inc.	550	28,677

Swedish Match AB	435	8,981

		679,891

		5,317,059

Consumer Discretionary - 1.7%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	400	11,141
Bridgestone Corp.	1,100	17,707
Cie Generale des Etablissements Michelin-Class B	350	23,080
Denso Corp.	900	24,051
Goodyear Tire & Rubber Co. (The) (a)	750	8,925
Johnson Controls, Inc.	2,150	61,340
NGK Spark Plug Co., Ltd.	1,000	12,448
Nokian Renkaat Oyj	624	14,408
Stanley Electric Co., Ltd.	400	7,368
Toyoda Gosei Co., Ltd.	300	7,638
Toyota Boshoku Corp.	700	11,533
Toyota Industries Corp.	300	7,662

		207,301

Automobiles - 0.3%
Bayerische Motoren Werke AG	624	28,785
Daihatsu Motor Co., Ltd.	1,000	9,028
Daimler AG (a)	1,698	84,020
Fiat SpA	2,088	22,197
Ford Motor Co. (a)	10,850	127,270
Fuji Heavy Industries Ltd. (a)	1,000	5,623
Harley-Davidson, Inc.	750	22,658
Honda Motor Co., Ltd.	3,100	94,222
Isuzu Motors Ltd.	3,000	9,250
Mazda Motor Corp.	3,000	7,685
Mitsubishi Motors Corp. (a)	7,000	8,942
Nissan Motor Co., Ltd. (a)	4,700	33,811
Renault SA (a)	587	20,805
Suzuki Motor Corp.	700	13,957
Toyota Motor Corp.	5,700	206,401
Volkswagen AG	282	23,909
Volkswagen AG (Preference Shares)	320	27,564
Yamaha Motor Co., Ltd. (a)	600	8,685

		754,812

Distributors - 0.0%
Genuine Parts Co.	500	20,305
Li & Fung Ltd.	4,000	17,767

		38,072

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	400	21,264
Benesse Holdings, Inc.	200	9,030
DeVry, Inc.	200	11,498
H&R Block, Inc.	1,050	16,884

		58,676

Hotels, Restaurants & Leisure - 0.2%
Accor SA (a)	469	22,031
Carnival Corp.	1,400	50,722

Carnival PLC	612	23,008
Compass Group PLC	3,493	26,889
Crown Ltd.	3,417	22,153
Darden Restaurants, Inc.	450	19,305
Genting Singapore PLC (a)	12,000	8,729
International Game Technology	950	18,591
Marriott International, Inc.-Class A	800	26,760
McDonald’s Corp.	3,500	234,045
Orient-Express Hotels Ltd.-Class A (a)	2,030	20,483
Oriental Land Co., Ltd.	100	7,601
Sands China Ltd. (a)	18,000	26,082
Sodexo	418	23,441
Starbucks Corp.	2,400	62,136
Starwood Hotels & Resorts Worldwide, Inc.	600	27,750
Wyndham Worldwide Corp.	550	12,980
Wynn Resorts Ltd.	250	20,970
Yum! Brands, Inc.	1,500	61,425

		715,101

Household Durables - 0.1%
DR Horton, Inc.	900	10,971
Electrolux AB	609	13,469
Fortune Brands, Inc.	500	23,725
Harman International Industries, Inc. (a)	200	6,460
Husqvarna AB	1,322	8,188
Leggett & Platt, Inc.	450	10,476
Lennar Corp.-Class A	500	8,650
Newell Rubbermaid, Inc.	900	14,994
Panasonic Corp.	3,700	47,160
Pulte Group, Inc. (a)	1,000	11,140
Sanyo Electric Co., Ltd. (a)	5,000	7,258
Sekisui Chemical Co., Ltd.	1,000	6,138
Sekisui House Ltd.	1,000	9,017
Sharp Corp.	2,000	21,766
Sony Corp.	1,900	58,545
Stanley Black & Decker, Inc.	500	27,895
Whirlpool Corp.	250	26,110

		311,962

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	1,150	144,279
Dena Co., Ltd.	300	8,938
Expedia, Inc.	650	14,014
priceline.com, Inc. (a)	150	28,674
Rakuten, Inc.	14	9,791

		205,696

Leisure Equipment & Products - 0.0%
Eastman Kodak Co. (a)	850	4,794
Hasbro, Inc.	400	16,060
Mattel, Inc.	1,150	24,909
Nikon Corp.	600	11,475
Sankyo Co., Ltd.	200	8,645
Sega Sammy Holdings, Inc.	700	8,865
Shimano, Inc.	200	7,997

		82,745

Media - 0.4%
British Sky Broadcasting Group PLC	2,800	23,201
CBS Corp.-Class B	2,150	31,304
Comcast Corp.-Class A	9,150	165,523
Dentsu, Inc.	300	7,619
DIRECTV (a)	3,000	113,070
Discovery Communications, Inc.-Class A (a)	900	33,894
Fuji Media Holdings, Inc.	5	7,148
Gannett Co., Inc.	750	11,655
Interpublic Group of Cos., Inc. (The) (a)	1,550	12,943
Jupiter Telecommunications Co., Ltd.	8	7,656
McGraw-Hill Cos., Inc. (The)	1,000	27,800
Meredith Corp.	100	3,359
New York Times Co. (The)-Class A (a)	350	3,248
News Corp.-Class A	7,250	95,700
Omnicom Group, Inc.	1,000	37,950
Pearson PLC	1,676	22,917
Reed Elsevier NV	2,281	23,782
Reed Elsevier PLC	3,309	22,914
Scripps Networks Interactive, Inc.-Class A	300	13,554
Time Warner Cable, Inc.-Class A	1,100	60,203
Time Warner, Inc.	3,700	114,663
Viacom, Inc.-Class B (a)	1,950	65,540
Vivendi SA	2,314	49,768
Walt Disney Co. (The)	6,250	208,875
Washington Post Co. (The)-Class B	50	23,287
WPP PLC	2,396	22,447

		1,210,020

Multiline Retail - 0.1%
Big Lots, Inc. (a)	250	8,833
Family Dollar Stores, Inc.	450	18,333
Isetan Mitsukoshi Holdings Ltd.	700	7,159
JC Penney Co., Inc.	750	20,618
Kohl’s Corp. (a)	950	48,212
Macy’s, Inc.	1,350	29,983
Marks & Spencer Group PLC	4,790	24,344
Next PLC	484	14,468
Nordstrom, Inc.	500	19,850
PPR	190	22,364
Sears Holdings Corp. (a)	200	17,612
Target Corp.	2,400	130,872

		362,648

Specialty Retail - 0.3%
Abercrombie & Fitch Co.-Class A	300	10,749
AutoNation, Inc. (a)	300	6,009
AutoZone, Inc. (a)	100	19,088
Bed Bath & Beyond, Inc. (a)	850	38,139
Best Buy Co., Inc.	1,100	46,475
Esprit Holdings Ltd.	2,200	12,416
Fast Retailing Co., Ltd.	100	14,102
GameStop Corp.-Class A (a)	500	11,395
Gap, Inc. (The)	1,500	32,700
Hennes & Mauritz AB-Class B	963	53,933
Home Depot, Inc.	5,500	186,230
Inditex SA	412	22,780
Kingfisher PLC	7,188	23,084

Limited Brands, Inc.	850	21,131
Lowe’s Cos., Inc.	4,750	117,562
Nitori Co., Ltd.	100	7,942
O’Reilly Automotive, Inc. (a)	450	22,959
Office Depot, Inc. (a)	850	4,930
RadioShack Corp.	400	8,176
Ross Stores, Inc.	400	20,960
Shimamura Co., Ltd.	100	9,050
Staples, Inc.	2,350	50,572
Tiffany & Co.	400	18,172
TJX Cos., Inc.	1,350	61,371
Urban Outfitters, Inc. (a)	400	14,520
Yamada Denki Co., Ltd.	160	11,146

		845,591

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	447	22,160
Christian Dior SA	238	22,492
Cie Financiere Richemont SA	983	31,938
Coach, Inc.	1,000	41,110
Hermes International	182	23,553
Luxottica Group SpA	932	22,103
LVMH Moet Hennessy Louis Vuitton SA	462	48,289
NIKE, Inc.-Class B	1,300	94,094
Polo Ralph Lauren Corp.-Class A	200	17,372
Swatch Group AG (The)	84	21,838
VF Corp.	300	23,205

		368,154

		5,160,778

Health Care - 1.7%
Biotechnology - 0.1%
Amgen, Inc. (a)	3,150	163,107
Biogen Idec, Inc. (a)	850	40,316
Celgene Corp. (a)	1,450	76,502
Cephalon, Inc. (a)	250	14,715
CSL Ltd.	1,061	28,113
Genzyme Corp. (a)	850	41,352
Gilead Sciences, Inc. (a)	2,900	104,168

		468,273

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	1,900	80,237
Becton Dickinson and Co.	800	57,040
Boston Scientific Corp. (a)	4,850	29,343
CareFusion Corp. (a)	550	13,981
Cie Generale d’Optique Essilor International SA	421	23,764
Coloplast A/S	139	14,223
CR Bard, Inc.	350	28,340
DENTSPLY International, Inc.	450	14,594
Fresenius SE	235	14,848
Fresenius SE (Preference Shares)	378	23,851
Getinge AB	769	15,123
Hospira, Inc. (a)	500	26,030
Intuitive Surgical, Inc. (a)	150	48,415
Medtronic, Inc.	3,550	139,089
Olympus Corp.	400	10,246

Smith & Nephew PLC	2,561	23,065
Sonova Holding AG	213	22,918
St Jude Medical, Inc. (a)	1,050	39,207
Stryker Corp.	900	47,727
Synthes, Inc.	219	23,043
Terumo Corp.	300	14,010
Varian Medical Systems, Inc. (a)	400	20,036
Zimmer Holdings, Inc. (a)	650	36,355

		765,485

Health Care Providers & Services - 0.2%
Aetna, Inc.	1,350	39,366
AmerisourceBergen Corp.-Class A	900	28,152
Cardinal Health, Inc.	1,150	39,663
CIGNA Corp.	850	28,449
Coventry Health Care, Inc. (a)	450	9,315
DaVita, Inc. (a)	350	22,201
Express Scripts, Inc.-Class A (a)	900	90,540
Fresenius Medical Care AG & Co. KGaA	508	25,290
Humana, Inc. (a)	550	25,328
Laboratory Corp. of America Holdings (a)	350	26,464
McKesson Corp.	900	63,000
Medco Health Solutions, Inc. (a)	1,500	86,475
Medipal Holdings Corp.	100	1,148
Patterson Cos., Inc.	300	8,913
Quest Diagnostics, Inc.	500	26,375
Sonic Healthcare Ltd.	2,147	18,174
Suzuken Co., Ltd.	200	7,012
Tenet Healthcare Corp. (a)	1,400	8,008
UnitedHealth Group, Inc.	3,700	107,559
WellPoint, Inc. (a)	1,400	71,820

		733,252

Health Care Technology - 0.0%
Cerner Corp. (a)	250	20,928

Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	550	27,533
Millipore Corp. (a)	200	21,242
PerkinElmer, Inc.	350	7,941
Thermo Fisher Scientific, Inc. (a)	1,300	67,678
Waters Corp. (a)	350	23,954

		148,348

Pharmaceuticals - 1.0%
Abbott Laboratories	5,000	237,800
Allergan, Inc.	1,000	60,190
Astellas Pharma, Inc.	900	28,386
AstraZeneca PLC	2,731	114,804
Bayer AG	1,557	87,125
Bristol-Myers Squibb Co.	5,500	127,655
Chugai Pharmaceutical Co., Ltd.	500	8,642
Daiichi Sankyo Co., Ltd.	1,300	22,546
Dainippon Sumitomo Pharma Co., Ltd.	1,100	8,567
Eisai Co., Ltd.	500	16,305
Elan Corp. PLC (a)	3,950	22,354
Eli Lilly & Co.	3,250	106,568

Forest Laboratories, Inc. (a)	950	24,586
GlaxoSmithKline PLC	9,773	162,537
Hisamitsu Pharmaceutical Co., Inc.	200	7,268
Johnson & Johnson	8,950	521,785
King Pharmaceuticals, Inc. (a)	800	6,936
Kyowa Hakko Kirin Co., Ltd.	1,000	9,577
Merck & Co., Inc.	10,050	338,584
Mitsubishi Tanabe Pharma Corp.	1,000	12,873
Mylan, Inc. (a)	950	18,468
Novartis AG	3,974	179,188
Novo Nordisk A/S-Class B	820	62,784
Ono Pharmaceutical Co., Ltd.	200	7,838
Pfizer, Inc.	26,100	397,503
Roche Holding AG	1,323	181,152
Sanofi-Aventis SA	1,983	118,703
Shionogi & Co., Ltd.	600	10,599
Shire PLC	1,135	23,097
Takeda Pharmaceutical Co., Ltd.	1,400	57,509
Watson Pharmaceuticals, Inc. (a)	350	15,456

		2,997,385

		5,133,671

Energy - 1.6%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	1,350	51,489
Cameron International Corp. (a)	750	27,150
Diamond Offshore Drilling, Inc.	250	15,775
FMC Technologies, Inc. (a)	400	23,260
Fugro NV	427	22,003
Halliburton Co.	2,900	72,007
Helmerich & Payne, Inc.	350	13,188
Nabors Industries Ltd. (a)	900	17,127
National Oilwell Varco, Inc.	1,350	51,476
Petrofac Ltd.	951	15,376
Saipem SpA	720	22,215
Schlumberger Ltd.	3,900	218,985
Smith International, Inc.	800	30,048
Technip SA	343	22,174
Tenaris SA	1,276	23,732
WorleyParsons Ltd.	668	14,013

		640,018

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	1,550	81,111
Apache Corp.	1,100	98,494
BG Group PLC	6,347	96,627
BP PLC	37,298	265,881
Cabot Oil & Gas Corp.	350	12,142
Cairn Energy PLC (a)	4,172	24,116
Chesapeake Energy Corp.	2,100	46,914
Chevron Corp.	6,500	480,155
ConocoPhillips	4,800	248,928
Consol Energy, Inc.	700	25,536
Denbury Resources, Inc. (a)	1,250	20,563
Devon Energy Corp.	1,450	92,582
El Paso Corp.	2,250	25,515
ENI SpA	4,903	91,873
EOG Resources, Inc.	850	89,114

Exxon Mobil Corp.	15,300	925,038
Hess Corp.	900	47,880
Idemitsu Kosan Co., Ltd.	100	7,320
Inpex Corp.	2	12,425
JX Holdings, Inc. (a)	4,000	21,472
Marathon Oil Corp.	2,250	69,952
Massey Energy Co.	300	9,936
Mongolia Energy Co., Ltd. (a)	5,000	1,820
Murphy Oil Corp.	600	32,028
Noble Energy, Inc.	600	35,694
Occidental Petroleum Corp.	2,650	218,651
OMV AG	461	15,107
Origin Energy Ltd.	1,818	22,832
Peabody Energy Corp.	850	33,116
Pioneer Natural Resources Co.	400	25,480
Range Resources Corp.	500	22,475
Repsol YPF SA	1,380	28,197
Royal Dutch Shell PLC-Class A	6,678	175,199
Royal Dutch Shell PLC-Class B	5,077	127,750
Santos Ltd.	2,162	22,584
Southwestern Energy Co. (a)	1,100	41,371
Spectra Energy Corp.	2,050	41,020
Statoil ASA	2,115	41,934
Sunoco, Inc.	350	10,455
Tesoro Corp.	450	5,265
TonenGeneral Sekiyu KK	1,000	8,537
Total SA	3,978	184,287
Tullow Oil PLC	1,666	26,763
Valero Energy Corp.	1,800	33,624
Williams Cos., Inc. (The)	1,850	36,538
Woodside Petroleum Ltd.	1,025	37,444
XTO Energy, Inc.	1,850	79,069

		4,100,814

		4,740,832

Retail - 1.0%
Regional Mall - 0.5%
Alexander’s, Inc.	40	12,975
CapitaMall Trust	58,000	76,241
CBL & Associates Properties, Inc.	3,390	48,443
CFS Retail Property Trust	50,471	82,263
Glimcher Realty Trust	1,380	9,605
Macerich Co. (The)	2,870	118,703
Pennsylvania Real Estate Investment Trust	1,210	16,686
Simon Property Group, Inc.	7,320	622,420
Taubman Centers, Inc.	850	34,417
Westfield Group	54,592	587,008

		1,608,761

Shopping Center/Other Retail - 0.5%
Acadia Realty Trust	860	15,385
Aeon Mall Co., Ltd.	2,700	54,713
Bunnings Warehouse Property Trust	9,160	14,816
Calloway Real Estate Investment Trust	1,900	36,704
Capital & Counties Properties PLC (a)	13,680	20,575
Capital Shopping Centres Group	13,680	64,396
Cedar Shopping Centers, Inc.	1,250	8,588
Charter Hall Retail REIT	33,230	14,675
Citycon Oyj	3,680	11,460
Corio NV	2,060	97,563

Deutsche Euroshop AG	980	27,801
Developers Diversified Realty Corp.	5,470	62,577
Development Securities PLC	1,870	6,810
Equity One, Inc.	930	15,968
Eurocommercial Properties N.V.	890	27,815
Federal Realty Investment Trust	1,330	98,021
First Capital Realty, Inc.	1,280	17,210
Hammerson PLC	15,460	79,962
Immobiliare Grande Distribuzione	3,000	4,375
Inland Real Estate Corp.	1,800	14,994
Japan Retail Fund Investment Corp.	35	41,901
Kimco Realty Corp.	10,380	148,434
Link REIT (The)	48,000	114,329
Mercialys SA	1,190	33,452
Primaris Retail Real Estate Investment Trust	1,300	20,839
Ramco-Gershenson Properties Trust	630	6,810
Regency Centers Corp.	1,820	66,885
RioCan Real Estate Investment Trust (Toronto)	5,400	98,774
Saul Centers, Inc.	290	11,122
Shaftesbury PLC	4,960	26,580
Tanger Factory Outlet Centers	870	36,209
Vastned Retail NV	410	19,824
Weingarten Realty Investors	2,870	59,868

		1,379,435

		2,988,196

Materials - 1.0%
Chemicals - 0.4%
Air Liquide SA	504	48,542
Air Products & Chemicals, Inc.	700	48,342
Airgas, Inc.	300	18,741
Akzo Nobel NV	488	24,671
Asahi Kasei Corp.	2,000	10,300
BASF SE	1,730	91,037
CF Industries Holdings, Inc.	250	17,148
Daicel Chemical Industries Ltd.	1,000	6,837
Denki Kagaku Kogyo KK	1,000	4,573
Dow Chemical Co. (The)	3,700	99,567
Eastman Chemical Co.	250	15,098
Ecolab, Inc.	750	35,422
EI du Pont de Nemours & Co.	2,900	104,893
FMC Corp.	250	15,138
Givaudan SA	29	22,571
Hitachi Chemical Co., Ltd.	400	7,762
Incitec Pivot Ltd.	9,134	23,013
International Flavors & Fragrances, Inc.	250	11,125
JSR Corp.	400	7,210
K+S AG	360	16,370
Koninklijke DSM NV	374	14,774
Kuraray Co., Ltd.	500	6,107
Linde AG	286	29,321
Mitsubishi Chemical Holdings Corp.	2,500	11,722
Mitsubishi Gas Chemical Co., Inc.	1,000	5,414
Mitsui Chemicals, Inc.	3,000	9,132
Monsanto Co.	1,750	89,022
Nitto Denko Corp.	300	10,626
Orica Ltd.	1,047	22,286
PPG Industries, Inc.	550	35,238
Praxair, Inc.	1,000	77,600
Sherwin-Williams Co. (The)	300	22,989
Shin-Etsu Chemical Co., Ltd.	800	40,374

Showa Denko KK	4,000	7,874
Sigma-Aldrich Corp.	400	21,312
Solvay SA	268	23,289
Sumitomo Chemical Co., Ltd.	3,000	12,352
Syngenta AG	178	39,244
Taiyo Nippon Sanso Corp.	1,000	7,842
Teijin Ltd.	3,000	8,343
Toray Industries, Inc.	3,000	15,106
Ube Industries Ltd.	3,000	7,284
Yara International ASA	733	21,592

		1,167,203

Construction Materials - 0.1%
CRH PLC (London)	2,628	58,447
HeidelbergCement AG	415	21,982
Holcim Ltd.	462	29,090
Lafarge SA	387	22,070
Vulcan Materials Co.	400	20,192

		151,781

Containers & Packaging - 0.0%
Amcor Ltd.	4,327	22,481
Ball Corp.	300	14,775
Bemis Co., Inc.	350	10,038
Owens-Illinois, Inc. (a)	550	16,681
Pactiv Corp. (a)	400	11,432
Sealed Air Corp.	500	10,420
Toyo Seikan Kaisha Ltd.	500	7,741

		93,568

Metals & Mining - 0.5%
AK Steel Holding Corp.	350	5,236
Alcoa, Inc.	3,300	38,412
Allegheny Technologies, Inc.	300	16,404
Anglo American PLC (a)	2,479	94,608
Antofagasta PLC	1,780	22,595
ArcelorMittal (Euronext Amsterdam)	1,617	48,808
BHP Billiton Ltd.	6,321	205,054
BHP Billiton PLC	4,157	113,660
Cliffs Natural Resources, Inc.	450	25,137
Eramet	52	14,214
Eurasian Natural Resources Corp. PLC	1,537	22,089
Fortescue Metals Group Ltd. (a)	6,655	23,269
Freeport-McMoRan Copper & Gold, Inc.	1,550	108,578
Hitachi Metals Ltd.	1,000	9,799
JFE Holdings, Inc.	900	29,635
Kazakhmys PLC	866	14,692
Kobe Steel Ltd.	5,000	10,065
Mitsubishi Materials Corp. (a)	3,000	7,999
Newcrest Mining Ltd.	911	24,571
Newmont Mining Corp.	1,550	83,421
Nippon Steel Corp.	10,000	34,535
Nucor Corp.	1,000	43,050
Randgold Resources Ltd.	278	24,160
Rio Tinto Ltd.	821	46,797
Rio Tinto PLC	2,583	118,541
SSAB AB	969	14,240
Sumitomo Metal Industries Ltd.	6,000	14,960
Sumitomo Metal Mining Co., Ltd.	1,000	13,938
ThyssenKrupp AG	819	22,194

Titanium Metals Corp. (a)	250	4,418
United States Steel Corp.	450	21,245
Vedanta Resources PLC	442	14,671
Xstrata PLC	3,591	52,132

		1,343,127

Paper & Forest Products - 0.0%
International Paper Co.	1,400	32,522
MeadWestvaco Corp.	550	13,145
Nippon Paper Group, Inc.	300	8,441
OJI Paper Co., Ltd.	2,000	9,405
UPM-Kymmene Oyj	1,838	23,402
Weyerhaeuser Co.	650	27,677

		114,592

		2,870,271

Residential - 0.8%
Manufactured Homes - 0.0%
Equity Lifestyle Properties, Inc.	740	38,332
Sun Communities, Inc.	390	11,536

		49,868

Multi-Family - 0.6%
Agile Property Holdings Ltd.	29,500	30,773
Apartment Investment & Management Co.-Class A	2,940	60,652
Associated Estates Realty Corp.	600	8,226
AvalonBay Communities, Inc.	2,050	201,023
Boardwalk Real Estate Investment Trust	1,100	41,642
BRE Properties, Inc.	1,470	60,064
Camden Property Trust	1,400	63,896
Canadian Apartment Properties REIT	1,500	21,565
China Overseas Land & Investment Ltd.	89,000	175,392
China Resources Land Ltd.	42,700	79,741
Colonia Real Estate AG (a)	630	3,195
Colonial Properties Trust	1,400	21,112
Conwert Immobilien Invest SE	1,780	18,642
Deutsche Wohnen AG (a)	1,800	14,086
Equity Residential	7,050	318,167
Essex Property Trust, Inc.	630	66,295
GAGFAH SA	2,000	13,621
Grainger PLC	6,580	11,430
Hilltop Holdings, Inc. (a)	930	9,867
Home Properties, Inc.	750	36,473
Killam Properties, Inc.	1,000	7,868
Kowloon Development Co., Ltd.	13,000	13,409
KWG Property Holding Ltd.	30,000	17,083
Mid-America Apartment Communities, Inc.	630	34,417
Mirvac Group	77,940	84,519
Northern Property Real Estate Investment Trust	500	11,975
Patrizia Immobilien AG (a)	600	2,165
Post Properties, Inc.	1,050	26,334
Shenzhen Investment Ltd.	40,000	11,656
Shimao Property Holdings Ltd.	31,000	45,289
Stockland	58,853	191,087
UDR, Inc.	3,480	70,748
Wing Tai Holdings Ltd.	13,000	14,085

Yanlord Land Group Ltd.	13,000	15,503

		1,802,000

Self Storage - 0.2%
Big Yellow Group PLC (a)	2,950	13,230
Extra Space Storage, Inc.	1,800	27,072
Public Storage	3,220	298,462
Safestore Holdings PLC	3,140	5,483
Sovran Self Storage, Inc.	580	20,897
U-Store-It Trust	1,980	16,276

		381,420

Student Housing - 0.0%
Education Realty Trust, Inc.	1,130	7,187

		2,240,475

Office - 0.7%
Office - 0.7%
Allied Properties Real Estate Investment Trust	800	15,688
Allreal Holding AG	130	13,176
Alstria Office REIT-AG	620	5,371
Befimmo SCA Sicafi	370	25,963
Beni Stabili SpA	8,000	5,538
Boston Properties, Inc.	3,500	268,380
Brandywine Realty Trust	2,700	31,293
Brookfield Properties Corp.	8,500	124,463
CapitaCommercial Trust	44,000	35,438
Castellum AB	3,660	31,151
Champion REIT	52,000	23,573
Charter Hall Office REIT	104,830	23,367
CLS Holdings PLC (a)	520	3,444
Cominar Real Estate Investment Trust	1,200	21,551
Commonwealth Property Office Fund	43,690	34,632
Corporate Office Properties Trust	1,250	47,387
Daibiru Corp.	1,300	10,436
Derwent London PLC	2,200	42,236
Douglas Emmett, Inc.	1,990	30,805
Duke Realty Corp.	4,860	57,737
Dundee Real Estate Investment Trust	700	16,110
Fabege AB	3,540	19,418
Government Properties Income Trust	520	13,842
Great Portland Estates PLC	6,880	30,393
Highwoods Properties, Inc.	1,530	45,074
Hongkong Land Holdings Ltd.	37,000	176,438
HRPT Properties Trust	5,720	38,381
Hufvudstaden AB-Class A	3,280	22,986
ING Office Fund	60,730	29,605
Intervest Offices	150	3,683
Japan Prime Realty Investment Corp.	16	35,992
Japan Real Estate Investment Corp.	12	98,137
Kilroy Realty Corp.	1,120	36,848
Liberty Property Trust	2,530	77,949
Mack-Cali Realty Corp.	1,820	60,024
Mori Trust Sogo Reit, Inc.	2	15,196
Nippon Building Fund, Inc.	13	104,762
Nomura Real Estate Office Fund, Inc.	7	36,749
Norwegian Property ASA (a)	11,000	16,490
NTT Urban Development Corp.	39	32,208
Orix JREIT, Inc.	6	26,210
Parkway Properties Inc.	460	7,751

PS Business Parks, Inc.	390	21,025
PSP Swiss Property AG (a)	1,030	55,896
SL Green Realty Corp.	1,780	110,876
Societe de la Tour Eiffel	220	12,099
Societe Immobiliere de Location pour l’Industrie et le Commerce	390	36,558
Sponda Oyj	4,510	14,775
Swiss Prime Site AG (a)	880	47,885
Technopolis PLC	1,260	4,839
Tokyo Tatemono Co., Ltd.	7,000	25,681
Workspace Group PLC	25,940	7,529
Zueblin Immobilien Holding AG (a)	990	3,417

		2,136,455

Utilities - 0.7%
Electric Utilities - 0.4%
Acciona SA	191	15,009
Allegheny Energy, Inc.	550	11,253
American Electric Power Co., Inc.	1,500	47,940
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,222
Chubu Electric Power Co., Inc.	1,200	27,659
Chugoku Electric Power Co., Inc. (The)	500	9,405
CLP Holdings Ltd.	4,000	28,134
Contact Energy Ltd. (a)	901	3,583
Duke Energy Corp.	4,200	67,032
E.ON AG	3,580	108,479
EDF SA	513	22,459
Edison International	1,050	33,978
EDP - Energias de Portugal SA	4,658	14,364
Enel SpA	12,397	56,582
Entergy Corp.	650	48,795
Exelon Corp.	2,100	81,060
FirstEnergy Corp.	950	33,449
Fortum Oyj	1,035	23,220
FPL Group, Inc.	1,300	64,909
Hokkaido Electric Power Co., Inc.	400	8,071
Hokuriku Electric Power Co.	400	8,093
Hongkong Electric Holdings Ltd.	2,500	14,779
Iberdrola SA	6,924	45,907
Kansai Electric Power Co., Inc. (The)	1,400	32,013
Kyushu Electric Power Co., Inc.	700	14,263
Northeast Utilities	550	14,272
Pepco Holdings, Inc.	700	11,291
Pinnacle West Capital Corp.	350	12,289
PPL Corp.	1,200	30,972
Progress Energy, Inc.	900	34,731
Red Electrica Corp. SA	368	14,437
Scottish & Southern Energy PLC	1,738	26,289
Shikoku Electric Power Co., Inc.	300	7,880
Southern Co.	2,650	86,655
Tohoku Electric Power Co., Inc.	800	15,804
Tokyo Electric Power Co., Inc. (The)	2,300	56,955

		1,139,233

Gas Utilities - 0.1%
EQT Corp.	450	17,635
Hong Kong & China Gas Co., Ltd.	7,000	15,324
Nicor, Inc.	150	6,062
Oneok, Inc.	350	15,564
Osaka Gas Co., Ltd.	4,000	13,566

Questar Corp.	550	24,673
Snam Rete Gas SpA	5,586	22,494
Toho Gas Co., Ltd.	3,000	14,842
Tokyo Gas Co., Ltd.	4,000	17,455

		147,615

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	2,150	22,080
Constellation Energy Group, Inc.	650	22,997
Electric Power Development Co., Ltd.	300	8,873
Iberdrola Renovables SA	1,900	5,799
International Power PLC	5,295	22,004
NRG Energy, Inc. (a)	850	19,848

		101,601

Multi-Utilities - 0.2%
AGL Energy Ltd.	1,906	21,739
Ameren Corp.	750	18,495
CenterPoint Energy, Inc.	1,250	17,025
Centrica PLC	9,662	38,143
CMS Energy Corp.	750	11,010
Consolidated Edison, Inc.	900	38,331
Dominion Resources, Inc.	1,900	74,024
DTE Energy Co.	500	22,755
GDF Suez	2,341	72,417
Integrys Energy Group, Inc.	250	11,305
National Grid PLC	4,634	33,460
NiSource, Inc.	900	13,464
PG&E Corp.	1,200	49,800
Public Service Enterprise Group, Inc.	1,600	49,008
RWE AG	789	56,787
RWE AG (Preference Shares)	222	14,944
SCANA Corp.	350	12,702
Sempra Energy	800	36,800
Suez Environnement Co.	822	14,180
TECO Energy, Inc.	700	10,885
United Utilities Group PLC	1,984	15,407
Veolia Environnement	828	21,182
Wisconsin Energy Corp.	350	17,150
Xcel Energy, Inc.	1,450	29,711

		700,724

		2,089,173

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	19,050	462,915
BT Group PLC	14,600	26,707
CenturyTel, Inc.	950	32,613
Deutsche Telekom AG	5,339	59,836
Elisa Oyj (a)	912	15,315
France Telecom SA	3,492	66,008
Frontier Communications Corp.	1,000	7,950
Hellenic Telecommunications Organization SA	713	5,948
Inmarsat PLC	2,133	23,184
Koninklijke KPN NV	3,147	40,604
Nippon Telegraph & Telephone Corp.	1,000	41,011
PCCW Ltd.	7,000	1,872
Portugal Telecom SGPS SA	1,580	16,052
Qwest Communications International, Inc.	4,800	25,152

Singapore Telecommunications Ltd.	15,000	30,590
Swisscom AG	74	23,580
Tele2 AB-Class B	968	14,047
Telecom Italia SpA (ordinary shares)	18,901	22,461
Telecom Italia SpA (savings shares)	14,099	13,108
Telefonica SA	7,975	151,419
Telekom Austria AG (a)	684	8,618
Telenor ASA	1,783	21,804
TeliaSonera AB	4,229	25,408
Telstra Corp. Ltd.	9,442	23,532
Verizon Communications, Inc.	9,150	251,808
Windstream Corp.	1,450	15,472

		1,427,014

Wireless Telecommunication Services - 0.1%
American Tower Corp.-Class A (a)	1,300	52,689
KDDI Corp.	7	31,964
MetroPCS Communications, Inc. (a)	850	7,641
Millicom International Cellular SA	107	8,554
NTT DoCoMo, Inc.	29	43,368
Softbank Corp.	1,400	33,722
Sprint Nextel Corp. (a)	9,600	49,248
StarHub Ltd.	2,000	3,043
Vodafone Group PLC	99,067	196,233

		426,462

		1,853,476

Lodging - 0.2%
Lodging - 0.2%
Ashford Hospitality Trust, Inc. (a)	1,110	8,825
DiamondRock Hospitality Co. (a)	3,220	29,431
FelCor Lodging Trust, Inc. (a)	1,290	8,720
Hersha Hospitality Trust	2,890	13,959
Hospitality Properties Trust	2,810	63,225
Host Hotels & Resorts, Inc.	16,410	234,007
InnVest Real Estate Investment Trust	1,900	11,464
LaSalle Hotel Properties	1,750	39,375
Sunstone Hotel Investors, Inc. (a)	2,080	22,942

		431,948

Total Common Stocks (cost $66,045,208)		62,669,158

RIGHTS - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC (a)	1,854	3,679

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA (a)	1,041	753

Total Rights (cost $712)		4,432

SHORT-TERM INVESTMENTS - 49.6%
Investment Companies - 47.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (b) (cost $141,606,538)	141,606,538	141,606,538

	Principal Amount (000)
U.S. Treasury Bill - 1.7%
U.S. Treasury Bill
0.01%, 7/01/10	5,000	4,999,453

Total Short-Term Investments (cost $146,605,991)		146,605,991

Total Investments - 98.1% (cost $293,114,277) (c)		290,028,331

Other assets less liabilities - 1.9% (d)		5,717,471

Net Assets - 100.0%		$295,745,802

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Mini Index Futures	108	June 2010	$7,260,942	$7,300,800	$39,858
S&P 500 Mini Index Futures	820	June 2010	47,142,209	44,628,500	(2,513,709)
S&P MidCap 400 Mini Index Futures	138	June 2010	10,903,611	10,518,360	(385,251)
U.S. T-Bond 30 Yr Futures	135	September 2010	16,810,876	16,558,594	(252,282)
U.S. T-Note 10 Yr Futures	80	September 2010	9,638,250	9,590,000	(48,250)
U.S. T-Note 2 Yr Futures	14	September 2010	3,050,023	3,053,969	3,946
U.S. T-Note 5 Yr Futures	55	September 2010	6,436,375	6,416,953	(19,422)

					$(3,175,110)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Receive/Pay Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Citibank Real Time Russell 2000 Index	0.33894%	$3,498,881	5/15/11	$(162,281)
Citibank MSCI Daily Index	0.4375%	16,733,720	5/16/11	(314,549)
Morgan Stanley Real Time Russell 2000 Index	0.2575%	3,526,248	5/16/11	(171,763)
Morgan Stanley Real Time Russell 2000 Index	0.34131%	1,700,415	6/15/11	32,568
Receive Total Return on Reference Index
Citibank Real Time Russell 2000 Index	1 Month LIBOR	$3,498,881	5/15/11	$962
Morgan Stanley Real Time Russell 2000 Index	1 Month LIBOR	3,526,248	4/16/11	735
Morgan Stanley Real Time Russell 2000 Index	1 Month LIBOR	1,700,415	6/15/11	189

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $530,936 and gross unrealized depreciation of investments was $(3,616,882), resulting in net unrealized depreciation of $(3,085,946).
(d)	An amount of U.S. $5,824,700 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.

The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

Volitility Management Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$80,748,750	$—	$80,748,750
Common Stocks
Financials	4,825,436	3,695,637	—	8,521,073
Information Technology	6,019,187	879,347	—	6,898,534
Equity:Other	2,240,305	3,959,968	—	6,200,273
Industrials	3,816,270	2,270,674	—	6,086,944
Consumer Staples	3,585,449	1,731,610	—	5,317,059
Consumer Discretionary	3,402,262	1,758,516	—	5,160,778
Health Care	3,726,989	1,406,682	—	5,133,671
Energy	3,430,623	1,310,209	—	4,740,832
Retail	1,767,021	1,221,175	—	2,988,196
Materials	1,114,418	1,755,853	—	2,870,271
Residential	1,564,605	675,870	—	2,240,475
Office	1,222,064	914,391	—	2,136,455
Utilities	1,119,950	969,223	—	2,089,173
Telecommunication Services	914,042	939,434	—	1,853,476
Lodging	431,948	—	—	431,948
Rights	4,432	—	—	4,432
Short-Term Investments
Investment Companies	141,606,538	—	—	141,606,538
U.S. Treasury Bill	—	4,999,453	—	4,999,453

Total Investments in Securities	180,791,539	109,236,792+	—	290,028,331
Other Financial Instruments* :
Assets	43,804	34,454	—	78,258
Liabilities	(3,218,914)	(648,593)	—	(3,867,507)

Total	$177,616,429	$108,622,653	$—	$286,239,082

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 77.8%
Industrial - 55.3%
Basic - 8.2%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	318	$314,025
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		1,050	976,500
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		435	395,850
Arch Western Finance LLC
6.75%, 7/01/13		1,470	1,451,625
Boise Paper Holdings LLC / Boise Finance Co.
9.00%, 11/01/17 (a)		267	282,019
Consol Energy, Inc.
8.25%, 4/01/20 (a)		525	536,156
Domtar Corp.
7.125%, 8/15/15		2,500	2,625,000
Drummond Co., Inc.
7.375%, 2/15/16		530	504,825
Evraz Group SA
8.25%, 11/10/15 (a)		1,604	1,571,920
8.875%, 4/24/13 (a)		200	203,240
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		595	592,025
8.25%, 5/01/16 (a)		375	390,000
8.875%, 5/15/31		1,330	1,403,150
Hexion Finance Escrow LLC / Hexion Escrow Corp.
8.875%, 2/01/18 (a)		486	449,550
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
4.936%, 11/15/14 (b)		525	446,250
9.75%, 11/15/14		525	501,375
Huntsman International LLC
5.50%, 6/30/16 (a)		400	348,000
7.875%, 11/15/14		1,330	1,270,150
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		2,400	1,818,000
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (c)		630	533,925
Kerling PLC
10.625%, 1/28/17 (a)	EUR	885	1,080,598
Kronos International, Inc.
6.50%, 4/15/13		825	832,698
LBI Escrow Corp.
8.00%, 11/01/17 (a)	U.S.$	490	498,575
Lyondell Chemical Co.
11.00%, 5/01/18		715	757,900
MacDermid, Inc.
9.50%, 4/15/17 (a)		675	676,687
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (d)		979	959,180
NewMarket Corp.
7.125%, 12/15/16		615	602,700

NewPage Corp.
10.00%, 5/01/12	U.S.$	1,647	957,319
Norske Skogindustrier ASA
6.125%, 10/15/15 (a)		761	487,040
Nova Chemicals Corp.
8.625%, 11/01/19		501	503,505
Novelis, Inc.
7.25%, 2/15/15		2,190	2,052,687
Peabody Energy Corp.
5.875%, 4/15/16		900	882,000
7.375%, 11/01/16		545	565,438
Series B
6.875%, 3/15/13		415	417,075
Rhodia SA
3.394%, 10/15/13 (a) (b)	EUR	980	1,118,425
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (c)	U.S.$	650	554,125
Solutia, Inc.
7.875%, 3/15/20		268	266,660
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		1,438	1,484,735
Steel Dynamics, Inc.
7.75%, 4/15/16		2,230	2,218,850
United States Steel Corp.
7.00%, 2/01/18		1,825	1,802,187
7.375%, 4/01/20		370	361,675
Vedanta Resources PLC
8.75%, 1/15/14 (a)		1,400	1,414,000
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
11.375%, 8/01/16		900	780,750
Weyerhaeuser Co.
7.375%, 3/15/32		2,485	2,420,867

			40,309,261

Capital Goods - 4.8%
Alion Science and Technology Corp.
10.25%, 2/01/15		620	471,200
AMH Holdings, Inc.
11.25%, 3/01/14		1,135	1,129,325
Berry Plastics Corp.
8.875%, 9/15/14		1,260	1,209,600
Bombardier, Inc.
7.50%, 3/15/18 (a)		624	630,240
8.00%, 11/15/14 (a)		1,120	1,159,200
Building Materials Corp. of America
7.00%, 2/15/20 (a)		689	682,110
7.50%, 3/15/20 (a)		499	487,773
Case New Holland, Inc.
7.125%, 3/01/14		1,490	1,490,000
CNH America LLC
7.25%, 1/15/16		935	939,675
Crown Americas LLC / Crown Americas Capital Corp.
7.625%, 11/15/13		200	204,000

Goodman Global Group, Inc. Zero Coupon
12/15/14 (a)	U.S.$	1,047	622,965
Grohe Holding GMBH
8.625%, 10/01/14 (a)	EUR	834	941,568
Hanson Australia Funding Ltd.
5.25%, 3/15/13	U.S.$	824	795,602
Hanson Ltd.
6.125%, 8/15/16		676	645,853
L-3 Communications Corp.
5.875%, 1/15/15		1,248	1,238,640
Masco Corp.
6.125%, 10/03/16		920	902,342
7.125%, 3/15/20		1,500	1,453,168
Mohawk Industries, Inc.
6.875%, 1/15/16		1,377	1,404,540
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/14		2,530	2,536,325
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,180	1,168,200
Pregis Corp.
5.644%, 4/15/13 (b)	EUR	500	546,082
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.75%, 10/15/16 (a)	U.S.$	118	116,820
RSC Equipment Rental Inc/RSC Holdings III LLC
10.25%, 11/15/19 (a)		500	480,000
Terex Corp.
8.00%, 11/15/17		786	729,015
United Rentals North America, Inc.
7.75%, 11/15/13		1,575	1,492,312

			23,476,555

Communications - Media - 6.7%
Allbritton Communications Co.
7.75%, 12/15/12		871	882,253
8.00%, 5/15/18 (a)		1,410	1,332,450
Cablevision Systems Corp.
8.00%, 4/15/20		1,750	1,723,750
CCH II LLC / CCH II Capital Corp.
13.50%, 11/30/16		1,000	1,146,250
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)		664	651,550
8.125%, 4/30/20 (a)		219	216,810
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	650	777,707
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, 4/30/12 (a)	U.S.$	800	835,000
Clear Channel Communications, Inc.
5.50%, 9/15/14		4,809	2,681,017
5.75%, 1/15/13		716	544,160
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17 (a)		175	177,888

CSC Holdings LLC
6.75%, 4/15/12	U.S.$	73	75,555
7.625%, 7/15/18		535	540,350
7.875%, 2/15/18		640	652,800
Dex One Corp. 12.00%, 1/29/17		338	328,110
DISH DBS Corp.
6.625%, 10/01/14		970	955,450
7.125%, 2/01/16		650	637,000
Intelsat Corp.
9.25%, 6/15/16		1,650	1,691,250
Intelsat Jackson Holdings SA
11.25%, 6/15/16		612	645,660
Intelsat Luxembourg SA
11.25%, 2/04/17		1,725	1,699,125
11.50%, 2/04/17 (d)		797	782,930
Lamar Media Corp.
6.625%, 8/15/15		2,190	2,080,500
Liberty Media LLC
5.70%, 5/15/13		545	545,000
LIN Television Corp.
6.50%, 5/15/13		725	702,344
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (e)		630	582,750
Quebecor Media, Inc.
7.75%, 3/15/16		2,455	2,362,937
Rainbow National Services LLC
8.75%, 9/01/12 (a)		1,224	1,236,240
10.375%, 9/01/14 (a)		473	494,285
Sinclair Television Group, Inc.
9.25%, 11/01/17 (a)		160	158,400
Truvo Subsidiary Corp.
8.375%, 12/01/14 (a)		982	49,100
Umbrella Acquisition, Inc.
9.75%, 3/15/15 (a) (d)		2,504	2,124,870
Virgin Media Secured Finance PLC
6.50%, 1/15/18 (a)		1,500	1,473,750
WMG Holdings Corp.
9.50%, 12/15/14		2,096	2,054,080

			32,841,321

Communications - Telecommunications - 4.1%
Cincinnati Bell, Inc.
8.75%, 3/15/18		1,250	1,156,250
Cricket Communications, Inc.
7.75%, 5/15/16		800	812,000
9.375%, 11/01/14		2,085	2,100,637
Crown Castle International Corp.
7.125%, 11/01/19		1,000	970,000
Digicel Group Ltd.
10.50%, 4/15/18 (a)		1,083	1,096,537
Fairpoint Communications, Inc. Series 1
13.125%, 4/02/18 (c) (f)		1,966	255,592
Frontier Communications Corp.
6.25%, 1/15/13		1,351	1,344,245

9.00%, 8/15/31	U.S.$	545	513,663
Level 3 Financing, Inc.
8.75%, 2/15/17		1,685	1,432,250
9.25%, 11/01/14		1,200	1,092,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)		1,558	1,606,610
Qwest Communications International, Inc.
7.50%, 2/15/14		350	344,750
Sprint Capital Corp.
6.875%, 11/15/28		1,315	1,093,094
8.75%, 3/15/32		1,180	1,123,950
Sprint Nextel Corp.
6.00%, 12/01/16		1,000	890,000
tw telecom holdings, Inc.
8.00%, 3/01/18 (a)		1,039	1,041,597
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 4/30/13 (a)		1,560	1,628,328
Windstream Corp.
7.875%, 11/01/17		675	636,188
8.625%, 8/01/16		1,070	1,059,300

			20,196,991

Consumer Cyclical - Automotive - 3.8%
Affinia Group, Inc.
9.00%, 11/30/14		495	493,763
Allison Transmission, Inc.
11.00%, 11/01/15 (a)		560	585,200
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18 (a)		625	615,625
Ford Motor Credit Co. LLC
3.048%, 1/13/12 (b)		2,785	2,673,600
7.00%, 10/01/13		4,474	4,512,722
8.00%, 12/15/16		2,665	2,670,175
Goodyear Tire & Rubber Co. (The)
8.625%, 12/01/11		550	565,125
9.00%, 7/01/15		2,007	2,057,175
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (f)		1,436	574,400
Lear Corp.
7.875%, 3/15/18		150	146,250
8.125%, 3/15/20		250	244,375
Navistar International Corp.
8.25%, 11/01/21		1,010	1,010,000
Tenneco, Inc.
8.625%, 11/15/14		1,475	1,460,250
Visteon Corp.
7.00%, 3/10/14 (c)		1,105	1,176,825

			18,785,485

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16		520	533,000

Consumer Cyclical - Other - 5.8%
Beazer Homes USA, Inc.
12.00%, 10/15/17		425	471,750

Boyd Gaming Corp.
7.75%, 12/15/12	U.S.$	512	509,440
Broder Brothers Co.
12.00%, 10/15/13 (d) (g)		330	245,651
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)		540	388,800
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,165,250
Greektown Holdings LLC
10.75%, 12/01/13 (c) (g)		525	33,469
Harrah’s Operating Co., Inc.
5.75%, 10/01/17		514	303,902
10.75%, 2/01/16		1,766	1,399,555
11.25%, 6/01/17		750	785,625
Host Hotels & Resorts LP
6.875%, 11/01/14		385	382,112
Series Q
6.75%, 6/01/16		935	916,300
Isle of Capri Casinos, Inc. 7.00%, 3/01/14		620	535,525
K Hovnanian Enterprises, Inc.
6.25%, 1/15/16		1,355	1,056,900
10.625%, 10/15/16		500	511,250
KB Home
6.375%, 8/15/11		125	127,188
Lennar Corp.
6.50%, 4/15/16		750	691,875
Levi Strauss & Co.
8.875%, 4/01/16		742	769,825
MCE Finance Ltd.
10.25%, 5/15/18 (a)		460	457,700
MGM Mirage
6.625%, 7/15/15		1,222	959,270
7.625%, 1/15/17		2,060	1,545,000
8.375%, 2/01/11		524	521,380
Mohegan Tribal Gaming Authority
7.125%, 8/15/14		1,155	854,700
NCL Corp. Ltd.
11.75%, 11/15/16 (a)		1,000	1,070,000
Pinnacle Entertainment, Inc.
7.50%, 6/15/15		600	558,000
8.75%, 5/15/20 (a)		625	578,125
Pulte Group, Inc.
5.25%, 1/15/14		590	561,975
Quiksilver, Inc.
6.875%, 4/15/15		650	568,750
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		2,385	2,346,244
8.75%, 2/02/11		846	862,920
Standard Pacific Corp.
10.75%, 9/15/16		555	602,175
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13		2,065	2,126,950
7.875%, 5/01/12		539	571,340
Station Casinos, Inc.
6.625%, 3/15/18 (c) (f)		3,610	27,075

William Lyon Homes, Inc.
10.75%, 4/01/13	U.S.$1,597	1,413,345
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	2,635	2,608,650

		28,528,016

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15	415	319,550

Consumer Cyclical - Retailers - 3.2%
Asbury Automotive Group, Inc.
7.625%, 3/15/17	77	71,610
AutoNation, Inc.
6.75%, 4/15/18	120	117,600
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14	1,195	1,189,025
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	700	722,750
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, 12/15/13	1,006	1,003,485
Dollar General Corp.
10.625%, 7/15/15	425	463,250
GameStop Corp. / GameStop, Inc.
8.00%, 10/01/12	790	809,750
JC Penney Corp., Inc.
7.40%, 4/01/37	525	539,438
Ltd. Brands, Inc.
5.25%, 11/01/14	1,028	1,017,720
6.90%, 7/15/17	1,645	1,636,775
7.00%, 5/01/20	500	497,500
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	960	969,600
5.90%, 12/01/16	1,495	1,498,737
Michaels Stores, Inc.
10.00%, 11/01/14	345	354,056
11.375%, 11/01/16	565	581,244
MU Finance PLC
8.375%, 2/01/17 (a)	750	699,375
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15 (d)	619	604,407
Rite Aid Corp.
6.875%, 8/15/13	2,080	1,809,600
9.50%, 6/15/17	445	357,113
Toys R US, Inc.
7.375%, 10/15/18	900	852,750

		15,795,785

Consumer Non-Cyclical - 5.8%
ACCO Brands Corp.
7.625%, 8/15/15	1,000	930,000
10.625%, 3/15/15	760	822,700
ARAMARK Corp.
8.50%, 2/01/15	1,710	1,705,725
Bausch & Lomb, Inc.
9.875%, 11/01/15	390	397,800

Biomet, Inc.
11.625%, 10/15/17	U.S.$	520	555,100
BioScrip, Inc.
10.25%, 10/01/15 (a)		500	487,500
Boston Scientific Corp.
6.40%, 6/15/16		800	823,256
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (d)		1,320	1,284,027
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		891	912,161
DaVita, Inc.
6.625%, 3/15/13		739	733,457
7.25%, 3/15/15		719	715,405
Dean Foods Co.
7.00%, 6/01/16		921	846,169
Del Monte Corp.
6.75%, 2/15/15		395	395,988
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14		520	540,800
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		500	501,250
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14		670	703,500
HCA, Inc.
6.375%, 1/15/15		3,348	3,071,790
6.50%, 2/15/16		1,520	1,387,000
6.75%, 7/15/13		650	628,875
9.625%, 11/15/16 (d)		2,803	2,950,157
Healthsouth Corp.
10.75%, 6/15/16		480	518,400
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14		424	424,000
Jarden Corp.
7.50%, 1/15/20		780	764,400
Mylan, Inc.
7.625%, 7/15/17 (a)		125	125,938
7.875%, 7/15/20 (a)		750	750,937
New Albertsons, Inc.
7.45%, 8/01/29		1,220	1,024,800
Select Medical Corp.
7.625%, 2/01/15		1,015	954,100
Stater Brothers Holdings
8.125%, 6/15/12		594	593,257
Sun Healthcare Group, Inc.
9.125%, 4/15/15		750	781,875
Universal Hospital Services, Inc.
3.859%, 6/01/15 (b)		895	742,850
Viant Holdings, Inc.
10.125%, 7/15/17 (a)		567	562,748
Visant Corp.
7.625%, 10/01/12		883	882,890

			28,518,855

Energy - 5.9%
Antero Resources Finance Corp.
9.375%, 12/01/17 (a)		495	485,100

Chaparral Energy, Inc.
8.875%, 2/01/17	U.S.$	900	814,500
Chesapeake Energy Corp.
6.50%, 8/15/17		2,350	2,285,375
6.625%, 1/15/16		2,995	3,002,487
6.875%, 1/15/16		270	276,075
7.50%, 9/15/13		805	825,125
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15		1,285	1,246,450
7.75%, 5/15/17		195	185,250
Complete Production Services, Inc.
8.00%, 12/15/16		1,325	1,305,125
Denbury Resources, Inc.
8.25%, 2/15/20		95	98,088
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13		1,010	982,225
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		114	110,580
Forest Oil Corp.
7.25%, 6/15/19		1,915	1,802,494
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)		915	850,950
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)		1,425	1,389,375
Mariner Energy, Inc.
11.75%, 6/30/16		361	447,640
Newfield Exploration Co.
7.125%, 5/15/18		1,135	1,120,813
OPTI Canada, Inc.
8.25%, 12/15/14		1,588	1,357,740
Parker Drilling Co.
9.125%, 4/01/18 (a)		520	494,000
Petrohawk Energy Corp.
9.125%, 7/15/13		1,206	1,236,150
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	959,121
Plains Exploration & Production Co.
7.75%, 6/15/15		2,015	1,962,106
Pride International, Inc.
7.375%, 7/15/14		634	646,680
Range Resources Corp.
7.50%, 5/15/16		940	942,350
SandRidge Energy, Inc.
8.75%, 1/15/20 (a)		525	475,125
Southwestern Energy Co.
7.50%, 2/01/18		1,025	1,076,250
Tesoro Corp.
6.25%, 11/01/12		680	673,200
6.50%, 6/01/17		2,260	2,011,400

			29,061,774

Other Industrial - 0.5%
Neenah Foundry Co.
9.50%, 1/01/17 (c)		1,350	663,188
RBS Global, Inc. / Rexnord LLC
11.75%, 8/01/16		365	381,425
Sensus USA, Inc.
8.625%, 12/15/13		655	645,175

Yioula Glassworks SA
9.00%, 12/01/15 (g)	EUR	900	607,439

			2,297,227

Services - 1.5%
Realogy Corp.
10.50%, 4/15/14	U.S.$	895	760,750
12.375%, 4/15/15		1,605	1,203,750
Service Corp. International/US
6.75%, 4/01/16		2,000	1,975,000
ServiceMaster Co. (The)
10.75%, 7/15/15(a) (d)		835	835,000
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.75%, 8/01/16		940	1,019,900
Travelport LLC
9.875%, 9/01/14		635	633,413
West Corp.
9.50%, 10/15/14		750	746,250

			7,174,063

Technology - 3.3%
Advanced Micro Devices, Inc.
8.125%, 12/15/17(a)		202	198,213
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		1,260	856,800
Amkor Technology, Inc.
9.25%, 6/01/16		860	901,925
Ceridian Corp.
11.25%, 11/15/15		450	428,062
First Data Corp.
9.875%, 9/24/15		2,856	2,327,640
11.25%, 3/31/16		1,100	704,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14		2,380	2,147,950
10.125%, 12/15/16		1,200	966,000
Iron Mountain, Inc.
6.625%, 1/01/16		1,360	1,339,600
7.75%, 1/15/15		450	452,250
NXP BV / NXP Funding LLC
3.053%, 10/15/13(b)		1,000	862,500
9.50%, 10/15/15		920	792,350
Sanmina-SCI Corp.
8.125%, 3/01/16		500	476,250
Seagate Technology HDD Holdings
6.375%, 10/01/11		1,753	1,790,251
Serena Software, Inc.
10.375%, 3/15/16		875	832,344
SunGard Data Systems, Inc.
9.125%, 8/15/13		1,012	1,022,120

			16,098,255

Transportation - Airlines - 0.7%
AMR Corp.
9.00%, 8/01/12		1,570	1,361,975
Continental Airlines, Inc.
8.75%, 12/01/11		1,330	1,330,000
Series 2003-ERJ1

7.875%, 7/02/18	U.S.$	492	442,962
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		435	445,875

			3,580,812

Transportation - Railroads - 0.3%
Kansas City Southern Railway
13.00%, 12/15/13		311	359,205
Trinity Industries, Inc.
6.50%, 3/15/14		1,300	1,303,250

			1,662,455

Transportation - Services - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
7.75%, 5/15/16		1,660	1,543,800
Hertz Corp. (The)
8.875%, 1/01/14		1,145	1,150,725

			2,694,525

			271,873,930

Financial Institutions - 11.4%
Banking - 3.0%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	1,805	1,417,649
BOI Capital Funding No. 3 LP
6.107%, 2/04/16 (a) (c)	U.S.$	3,403	2,314,040
HBOS Capital Funding LP
6.071%, 6/30/14 (a)		2,700	1,930,500
HT1 Funding GMBH
6.352%, 6/30/17	EUR	825	607,450
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,750	1,400,000
Northern Rock Asset Management PLC
5.60%, 4/30/14 (a)		3,620	511,325
Royal Bank of Scotland Group PLC
6.99%, 10/05/17 (a)		2,715	1,764,750
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	1,000	1,214,879
Swedbank AB
5.75%, 3/17/16	GBP	1,350	1,581,365
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,284	1,125,337
Zions Bancorporation
5.50%, 11/16/15	U.S.$	665	598,500
6.00%, 9/15/15		220	202,854

			14,668,649

Brokerage - 0.6%
E*Trade Financial Corp.
7.375%, 9/15/13		995	915,400
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (c)		5,500	1,168,750

Nuveen Investments, Inc.
10.50%, 11/15/15	U.S.$	900	810,000

			2,894,150

Finance - 5.0%
Ally Financial, Inc.
6.75%, 12/01/14		760	720,960
6.875%, 9/15/11		2,435	2,435,000
8.00%, 11/01/31		1,332	1,212,120
Series 8
6.75%, 12/01/14		1,657	1,578,292
American General Finance Corp.
6.90%, 12/15/17		1,930	1,534,350
Capmark Financial Group, Inc.
5.875%, 5/10/12 (c)		3,666	1,142,406
CIT Group, Inc.
7.00%, 5/01/13-5/01/17		6,302	5,743,124
International Lease Finance Corp.
6.375%, 3/25/13		2,465	2,243,150
iStar Financial, Inc.
10.00%, 6/15/14		1,029	1,021,283
Series B
5.125%, 4/01/11		1,725	1,574,062
Residential Capital LLC
8.375%, 6/30/10		1,625	1,608,750
9.625%, 5/15/15		2,945	2,827,200
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	800	952,269

			24,592,966

Insurance - 2.5%
AGFC Capital Trust I
6.00%, 1/15/67 (a)	U.S.$	4,745	2,372,500
American International Group, Inc.
6.25%, 3/15/37		2,711	1,694,375
8.175%, 5/15/58		2,325	1,813,500
Crum & Forster Holdings Corp.
7.75%, 5/01/17		760	751,450
Genworth Financial, Inc.
6.15%, 11/15/66		1,945	1,351,775
ING Capital Funding TR III
8.439%, 12/31/10		1,294	1,145,190
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		995	825,850
MBIA Insurance Corp.
14.00%, 1/15/33 (a)		2,385	1,144,800
XL Capital Ltd.
Series E
6.50%, 4/15/17		2,100	1,470,000

			12,569,440

Other Finance - 0.3%
Aiful Corp.
6.00%, 12/12/11 (a)		1,341	968,872

iPayment, Inc.
9.75%, 5/15/14	U.S.$	675	597,375

			1,566,247

			56,291,452

Utility - 6.9%
Electric - 5.3%
AES Corp. (The)
7.75%, 3/01/14		1,430	1,430,000
8.00%, 10/15/17		1,240	1,218,300
8.75%, 5/15/13 (a)		59	59,885
Calpine Corp.
7.25%, 10/15/17 (a)		2,250	2,109,375
CMS Energy Corp.
6.25%, 2/01/20		1,000	944,575
Dynegy Holdings, Inc.
7.75%, 6/01/19		2,360	1,705,100
8.375%, 5/01/16		980	808,500
Dynegy Roseton / Danskammer Pass Through Trust
Series A
7.27%, 11/08/10		44	43,761
Series B
7.67%, 11/08/16		1,222	1,087,580
Edison Mission Energy
7.00%, 5/15/17		3,840	2,596,800
7.50%, 6/15/13		360	319,500
7.75%, 6/15/16		1,695	1,228,875
Energy Future Holdings Corp.
10.875%, 11/01/17		1,545	1,135,575
Series P
5.55%, 11/15/14		1,957	1,373,340
Series Q
6.50%, 11/15/24		3,106	1,413,230
Mirant Americas Generation LLC
8.50%, 10/01/21		2,325	2,127,375
NRG Energy, Inc.
7.25%, 2/01/14		420	414,750
7.375%, 2/01/16-1/15/17		2,955	2,825,975
RRI Energy, Inc.
7.625%, 6/15/14		765	734,400
7.875%, 6/15/17		840	777,000
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15		2,151	1,441,170

			25,795,066

Natural Gas - 1.6%
El Paso Corp.
Series G
7.375%, 12/15/12		745	780,280
7.75%, 1/15/32		855	803,272
El Paso Pipeline Partners Operating Co. LLC
6.50%, 4/01/20		2,050	2,072,148

Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	U.S.$	1,620	1,595,700
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		1,765	1,685,575
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/13		1,089	1,121,670

			8,058,645

			33,853,711

Credit Default Index Holdings - 4.2%
DJ CDX.NA.HY-100 - 4.2%
CDX North America High Yield
Series 5-T2
7.25%, 12/29/10 (a)		3,881	3,987,704
Series 8-T1
7.625%, 6/29/12 (a)		15,660	16,521,300

			20,509,004

Total Corporates - Non-Investment Grades (cost $369,675,997)			382,528,097

CORPORATES - INVESTMENT GRADES - 11.3%
Industrial - 5.6%
Basic - 1.0%
ArcelorMittal USA, Inc.
6.50%, 4/15/14		581	614,588
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,235	1,343,062
Mosaic Co. (The)
7.625%, 12/01/16 (a)		1,375	1,509,167
Teck Resources Ltd.
9.75%, 5/15/14		1,250	1,469,392

			4,936,209

Capital Goods - 0.8%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16		553	593,784
Owens Corning
6.50%, 12/01/16		710	745,848
7.00%, 12/01/36		1,555	1,551,271
Tyco International Finance SA
8.50%, 1/15/19		700	892,181

			3,783,084

Communications - Media - 0.2%
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
6.375%, 6/15/15		811	836,344

Communications - Telecommunications - 0.7%
Alltel Corp.
7.875%, 7/01/32		450	547,914
American Tower Corp.
7.00%, 10/15/17		310	341,775

Qwest Corp.
6.50%, 6/01/17	U.S.$	770	771,925
6.875%, 9/15/33		2,240	2,049,600

			3,711,214

Consumer Cyclical - Automotive - 0.2%
Volvo Treasury AB
5.95%, 4/01/15 (a)		1,250	1,296,699

Consumer Cyclical - Other - 0.3%
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,443	1,413,998

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.302%, 6/01/37		1,000	905,000

Consumer Non-Cyclical - 0.6%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		580	627,955
Reynolds American, Inc.
7.25%, 6/01/12-6/01/13		1,245	1,357,203
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17		832	834,010

			2,819,168

Energy - 0.5%
Kazatomprom
6.25%, 5/20/15 (a)		875	864,062
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15		856	887,263
TNK-BP Finance SA
7.25%, 2/02/20 (a)		204	198,390
Williams Cos., Inc. (The)
7.875%, 9/01/21		470	543,218

			2,492,933

Other Industrial - 0.3%
Noble Group Ltd.
6.625%, 3/17/15 (a)		1,400	1,428,000

Services - 0.2%
Expedia, Inc.
8.50%, 7/01/16		1,070	1,187,700

Technology - 0.6%
Computer Sciences Corp.
5.50%, 3/15/13		600	645,146
Motorola, Inc.
7.50%, 5/15/25		1,470	1,545,477
Xerox Corp.
6.40%, 3/15/16		535	598,738

			2,789,361

			27,599,710

Financial Institutions - 4.5%
Banking - 2.8%
Allied Irish Banks PLC
12.50%, 6/25/19	EUR	769	981,559
American Express Co.
6.80%, 9/01/66	U.S.$	900	850,500
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,400	896,000
Barclays Bank PLC
4.75%, 3/15/20	EUR	520	408,396
5.926%, 12/15/16 (a)	U.S.$	1,300	1,027,000
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		935	963,154
Capital One Financial Corp.
6.75%, 9/15/17		663	744,646
Citigroup, Inc.
5.50%, 4/11/13		400	412,041
Countrywide Financial Corp.
5.80%, 6/07/12		515	542,881
6.25%, 5/15/16		1,221	1,255,626
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11		56	57,016
Fifth Third Bancorp
6.25%, 5/01/13		475	512,986
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		1,565	1,548,873
National Capital Trust II
5.486%, 3/23/15 (a)		647	569,360
Wachovia Bank NA
6.75%, 5/25/17	AUD	2,050	1,555,861
Zions Bancorporation
7.75%, 9/23/14	U.S.$	1,480	1,489,598

			13,815,497

Finance - 0.2%
SLM Corp.
5.125%, 8/27/12		255	250,070
8.00%, 3/25/20		525	466,986
Series A
5.00%, 10/01/13		400	377,410

			1,094,466

Insurance - 1.2%
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		952	609,280
Coventry Health Care, Inc.
5.875%, 1/15/12		683	710,903
5.95%, 3/15/17		60	59,252
6.125%, 1/15/15		30	30,183
6.30%, 8/15/14		185	196,003
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		450	464,324
MetLife, Inc.
10.75%, 8/01/39		695	830,244
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		1,075	1,211,431

Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	720,220
XL Capital Finance Europe PLC
6.50%, 1/15/12	U.S.$	1,000	1,055,346

			5,887,186

REITS - 0.3%
ProLogis
6.875%, 3/15/20		1,250	1,194,673

			21,991,822

Utility - 1.0%
Electric - 0.9%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)		830	913,121
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12		596	686,592
Oncor Electric Delivery Co. LLC
5.95%, 9/01/13		490	537,656
6.80%, 9/01/18		640	737,875
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16		440	487,502
Teco Finance, Inc.
6.572%, 11/01/17		500	556,228
7.00%, 5/01/12		332	358,025

			4,276,999

Natural Gas - 0.1%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28		570	599,742

			4,876,741

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
TransCapitalInvest Ltd. for OJSC AK
Transneft
7.70%, 8/07/13(a)		1,200	1,260,479

Total Corporates - Investment Grades
(cost $49,803,531)			55,728,752

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.8%
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.825%, 6/15/38		2,375	2,408,547
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A4
5.716%, 2/15/51		1,100	1,069,864
Series 2007-CB18, Class A4
5.44%, 6/12/47		1,875	1,815,954
Series 2007-LD11, Class A4
5.818%, 6/15/49		2,000	1,870,918

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	U.S.$	1,875	1,870,302

Total Commercial Mortgage-Backed Securities
(cost $8,443,280)			9,035,585

BANK LOANS - 1.8%
Industrial - 1.4%
Capital Goods - 0.3%
Hawker Beechcraft Acquisition Company LLC
10.50%, 3/26/14 (b)		1,244	1,230,280

Consumer Cyclical - Other - 0.4%
Las Vegas Sands, LLC
2.05%, 5/23/14 (b)		2,438	2,163,765

Energy - 0.5%
Ashmore Energy International
0.19%, 3/30/12 (b)		250	234,977
3.29%, 3/30/14 (b)		2,098	1,974,477
			2,209,454
Services - 0.2%
Koosharem LLC
8.00%-8.25%, 6/30/14 (b)		1,399	1,156,257

			6,759,756

Financial Institutions - 0.4%
Finance - 0.4%
AGFS Funding Company
7.25%, 4/21/15 (b)		875	846,125
CIT Group, Inc.
13.00%, 1/20/12 (b)		1,386	1,427,344

			2,273,469

Total Bank Loans			9,033,225

(cost $7,857,127)
QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)		400	423,500
9.125%, 7/02/18 (a)		950	1,045,000

			1,468,500

Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		1,455	1,411,350

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)	U.S.$	750	821,250

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17		2,250	1,237,500

Total Quasi-Sovereigns (cost $4,092,320)			4,938,600

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 1.0%
Communications - Media - 0.3%
Columbus International, Inc.
11.50%, 11/20/14 (a)		1,128	1,195,680

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.15%, 6/15/15 (a) (b)	EUR	1,200	927,726

Consumer Non-Cyclical - 0.3%
Foodcorp Ltd.
8.875%, 6/15/12 (a)		1,128	1,356,541

Other Industrial - 0.2%
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)		689	591,578
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (a)		450	546,695
			1,138,273

Total Emerging Markets - Corporate Bonds
(cost $4,479,451)			4,618,220

GOVERNMENTS - TREASURIES - 0.7%
Brazil - 0.7%
Brazilian Government International Bond
12.50%, 1/05/16
(cost $3,549,750)	BRL	5,800	3,498,638

EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.3%
Argentina Bonos
7.00%, 10/03/15	U.S.$	2,100	1,531,600

Ukraine - 0.3%
Ukraine Government International Bond
6.75%, 11/14/17 (a)		930	849,369
6.875%, 3/04/11 (a)		700	698,250

			1,547,619

Total Emerging Markets - Sovereigns
(cost $2,523,275)			3,079,219

	Shares
PREFERRED STOCKS - 0.6%
Financial Institutions - 0.6%
Finance - 0.4%
Ally Financial, Inc.
7.00% (a)		1,687	$1,268,940

Citigroup Capital XII
8.50%		29,000	722,100

			1,991,040

REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)		624	661,440

			2,652,480

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		36,525	38,351
Federal National Mortgage Association
8.25%		54,625	54,079

			92,430

Total Preferred Stocks (cost $4,245,973)			2,744,910

COMMON STOCKS - 0.5%
Broder Brothers Co. (h)		28,873	0
Charter Communications, Inc. (h)		11,716	421,776
CIT Group, Inc. (h)		32,389	1,191,592
Dex One Corp. (h)		46,336	948,961

Total Common Stocks (cost $12,373,604)			2,562,329

	Principal Amount (000)
CMOS - 0.3%
Non-Agency ARMs - 0.3%
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1
5.537%, 11/25/37	U.S.$	1,744	1,203,505

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
State of California
7.95%, 3/01/36 (cost $703,066)		700	728,035

	Shares
WARRANTS - 0.0%
Charter Communications, Inc., expiring 11/30/14 (h) (cost $46,050)		23,024	149,656

	Contracts (i)
OPTION PURCHASED - CALL - 0.0%
IRS USD RTR Expiration: May `11, Exercise Price: $2.2 (h) (cost $40,500)	150,000	$8,967

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (j) (cost $188,661)	188,661	188,661

Total Investments - 97.6% (cost $469,106,940) (k)		480,046,399
Other assets less liabilities - 2.4%		11,811,371

Net Assets - 100.0%		$491,857,770

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at May 31, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.:
Residential Capital, LLC
6.50%, 4/17/13, 6/30/10*	(5.00)%	0.07%	$1,625	$(13,522)	$32,410	$(45,932)
XL Capital LTD
5.25%, 9/15/14, 3/20/12*	(5.00)	0.02	1,260	(89,680)	76,132	(165,812)

*	Termination date

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/18/10	69	$57,391	$58,516	$1,125
Australian Dollar settling 6/18/10	34	31,197	28,544	(2,653)
Euro settling 6/16/10	629	839,420	771,701	(67,719)
Sale Contracts:
British Pound settling 7/26/10	497	718,942	719,092	(150)
Euro settling 6/16/10	6,715	9,080,687	8,241,929	838,758
Euro settling 6/16/10	7,690	9,999,043	9,438,843	560,200
Euro settling 6/16/10	736	946,422	903,151	43,271

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate market value of these securities amounted to $109,762,090 or 22.3% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2010.
(c)	Security is in default and is non-income producing.
(d)	Pay-In-Kind Payments (PIK).
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Illiquid security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of May 31, 2010, are considered illiquid and restricted

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	8/05/05	$590,764	$245,651	0.05%
Greektown Holdings LLC
10.75%, 12/01/13	11/22/05	499,357	33,469	0.01%
Yioula Glassworks SA
9.00%, 12/01/15	6/09/09	537,096	607,439	0.12%

(h)	Non-income producing security.
(i)	One contract relates to 100 shares.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,833,474 and gross unrealized depreciation of investments was $(34,894,015), resulting in net unrealized appreciation of $10,939,459.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the fund’s total exposure to subprime investments was 0.24% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Pound Sterling

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

High Yield Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$—	$361,066,824	$21,461,273	$382,528,097
Corporates - Investment Grades	—	55,728,752	—	55,728,752
Commercial Mortgage-Backed Securities	—	7,164,667	1,870,918	9,035,585
Bank Loans	—	—	9,033,225	9,033,225
Quasi-Sovereigns	—	4,938,600	—	4,938,600
Emerging Markets - Corporate Bonds	—	4,618,220	—	4,618,220
Governments - Treasuries	—	3,498,638	—	3,498,638
Emerging Markets - Sovereigns	—	3,079,219	—	3,079,219
Preferred Stocks	—	2,744,910	—	2,744,910
Common Stocks	2,562,329	—	—	2,562,329
CMOs	—	—	1,203,505	1,203,505
Local Governments - Municipal Bonds	—	728,035	—	728,035
Warrants	—	—	149,656	149,656
Option Purchased - Call	—	8,967	—	8,967
Short-Term Investments	188,661	—	—	188,661

Total Investments in Securities	2,750,990	443,576,832	33,718,577	480,046,399
Other Financial Instruments* :
Assets	—	1,443,354	—	1,443,354
Liabilities	—	(282,266)	—	(282,266)

Total	$2,750,990	$444,737,920	$33,718,577	$481,207,487

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield Portfolio	Corporates - Non- Investment Grades	Corporates - Investment Grades	Commercial Mortgage-Backed Securities
Balance as of 8/31/09	$30,431,682	$4,685,919	$—
Accrued discounts /premiums	64,239	—	34,715
Realized gain (loss)	5,947	—	—
Change in unrealized appreciation/depreciation	1,008,232	—	144,672
Net purchases (sales)	(131,632)	—	—
Net transfers in and/or out of Level 3	(9,917,195)	(4,685,919)	1,691,531

Balance as of 5/31/10	$21,461,273	$—	$1,870,918

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$968,648	$—	$144,671

	Bank Loans	Quasi - Sovereigns	Emerging Markets - Sovereigns
Balance as of 8/31/09	$7,424,856	$3,426,550	$1,255,450
Accrued discounts /premiums	676,897	—	—
Realized gain (loss)	1,914,935	—	—
Change in unrealized appreciation/depreciation	(1,238,869)	—	—
Net purchases (sales)	255,406	—	—
Net transfers in and/or out of Level 3	—	(3,426,550)	(1,255,450)

Balance as of 5/31/10	$9,033,225	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$66,449	$—	$—

Balance as of 8/31/09	Preferred Stocks	CMOs	Warrants
Accrued discounts /premiums	$561,600	$1,210,898	$—
Realized gain (loss)	—	18,595	—
Change in unrealized appreciation/depreciation	—	69,160	—
Net purchases (sales)	—	84,525	103,606
Net transfers in and/or out of Level 3		(179,673)	46,050
Balance as of 5/31/10	(561,600)	—	—

	$—	$1,203,505	$149,656

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$—	$84,525	$103,606

	Totals
Balance as of 8/31/09	$48,996,955
Accrued discounts /premiums	794,446
Realized gain (loss)	1,990,042
Change in unrealized appreciation/depreciation	102,166
Net purchases (sales)	(9,849)
Net transfers in and/or out of Level 3	(18,155,183)

Balance as of 5/31/10	$33,718,577

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$1,367,899

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2010